Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held At End of Year)
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES:
10X GENOMICS INC	116,363 SHARES	—	1,897,864
A10 NETWORKS INC	16,056 SHARES	—	284,031
ABERCROMBIE & FITCH CO	8,464 SHARES	—	1,065,364
ABM INDUSTRIES INC	79,207 SHARES	—	3,350,456
ACADIA PHARMACEUTICALS INC	57,889 SHARES	—	1,546,215
ACADIAN ASSET MANAGEMENT INC	133,509 SHARES	—	6,274,923
ACCELERANT HOLDINGS	58,439 SHARES	—	955,478
ACCENTURE PLC	15,058 SHARES	—	4,040,061
ACM RESEARCH INC	16,783 SHARES	—	662,089
ACV AUCTIONS INC	633,340 SHARES	—	5,079,387
ADAMAS TRUST INC	70,345 SHARES	—	513,519
ADAPTIVE BIOTECHNOLOGIES CORP	229,556 SHARES	—	3,727,989
ADDUS HOMECARE CORP	3,379 SHARES	—	362,871
ADEIA INC	27,969 SHARES	—	482,465
ADIENT PLC	89,833 SHARES	—	1,722,099
ADTALEM GLOBAL EDUCATION INC	22,548 SHARES	—	2,333,042
ADTRAN HOLDINGS INC	97,467 SHARES	—	846,988
ADVANCED MICRO DEVICES INC	53,726 SHARES	—	11,505,960
AEHR TEST SYSTEMS	17,303 SHARES	—	349,348
AEROVIRONMENT INC	8,871 SHARES	—	2,145,806
AGCO CORP	60,717 SHARES	—	6,333,997
AGILYSYS INC	19,163 SHARES	—	2,277,331
AKZO NOBEL NV	209,057 SHARES	—	14,535,198
ALEXANDER & BALDWIN INC	154,274 SHARES	—	3,184,215
ALKERMES PLC	44,564 SHARES	—	1,246,901
ALLIANT ENERGY CORP	28,550 SHARES	—	1,856,036
ALLIENT INC	25,186 SHARES	—	1,353,748
ALLSTATE CORP/THE	59,648 SHARES	—	12,415,731
ALPHA & OMEGA SEMICONDUCTOR LTD	11,696 SHARES	—	231,698
ALPHA METALLURGICAL RESOURCES INC	4,679 SHARES	—	935,239
ALPHABET INC	683,179 SHARES	—	214,381,571
ALSTOM SA	830,418 SHARES	—	24,547,909
ALTICE FRANCE LUX 3 / ALTICE HOLDINGS 1	44,308 SHARES	—	598,432
ALUMIS INC	38,675 SHARES	—	377,468
AMAZON.COM INC	688,221 SHARES	—	158,855,171
AMBARELLA INC	10,971 SHARES	—	777,186
AMC ENTERTAINMENT HOLDINGS INC	187,807 SHARES	—	292,979
AMC NETWORKS INC	8,440 SHARES	—	80,349
AMERANT BANCORP INC	11,075 SHARES	—	216,073
AMEREN CORP	126,237 SHARES	—	12,606,027
AMERICAN ASSETS TRUST INC	14,001 SHARES	—	265,039
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
AMERICAN EAGLE OUTFITTERS INC	81,129 SHARES	—	2,139,372
AMERICAN EXPRESS CO	32,787 SHARES	—	12,129,551
AMERICAN HEALTHCARE REIT INC	6,270 SHARES	—	295,066
AMERICAN INTERNATIONAL GROUP INC	106,236 SHARES	—	9,088,490
AMERICAN PUBLIC EDUCATION INC	21,385 SHARES	—	808,353
AMERICAN STATES WATER CO	6,855 SHARES	—	496,850
AMERIS BANCORP	136,628 SHARES	—	10,147,361
AMICUS THERAPEUTICS INC	177,420 SHARES	—	2,526,461
AMNEAL PHARMACEUTICALS INC	130,268 SHARES	—	1,641,377
ANALOG DEVICES INC	55,217 SHARES	—	14,974,850
ANDERSONS INC/THE	39,942 SHARES	—	2,123,716
ANHEUSER-BUSCH INBEV SA/NV	155,437 SHARES	—	10,022,159
ANI PHARMACEUTICALS INC	23,995 SHARES	—	1,894,165
API GROUP CORP	134,812 SHARES	—	5,157,907
APOGEE ENTERPRISES INC	8,821 SHARES	—	321,173
APOGEE THERAPEUTICS INC	10,266 SHARES	—	774,878
APOLLO COMMERCIAL REAL ESTATE FINANCE INC	36,647 SHARES	—	354,743
APPIAN CORP	28,678 SHARES	—	1,015,775
APPLE INC	896,525 SHARES	—	243,729,287
APPLIED DIGITAL CORP	100,899 SHARES	—	2,474,043
APPLIED INDUSTRIAL TECHNOLOGIES INC	13,915 SHARES	—	3,572,955
APPLIED MATERIALS INC	32,695 SHARES	—	8,402,288
ARCELORMITTAL SA	62,732 SHARES	—	2,879,979
ARCHER AVIATION INC	51,442 SHARES	—	386,844
ARCOSA INC	27,172 SHARES	—	2,888,927
ARCUTIS BIOTHERAPEUTICS INC	317,843 SHARES	—	9,230,161
ARGAN INC	5,787 SHARES	—	1,813,183
ARISTA NETWORKS INC	199,580 SHARES	—	26,150,967
ARLO TECHNOLOGIES INC	129,494 SHARES	—	1,811,621
ARRIVENT BIOPHARMA INC	18,398 SHARES	—	370,168
ARROWHEAD PHARMACEUTICALS INC	42,982 SHARES	—	2,853,575
ARS PHARMACEUTICALS INC	132,537 SHARES	—	1,544,056
ASANA INC	64,107 SHARES	—	878,907
ASBURY AUTOMOTIVE GROUP INC	4,604 SHARES	—	1,070,568
ASGN INC	48,791 SHARES	—	2,350,262
ASML HOLDING NV	24,474 SHARES	—	26,183,754
ASSOCIATED BANC-CORP	12,638 SHARES	—	325,555
ASTRAZENECA PLC	208,124 SHARES	—	31,455,935
ATEA PHARMACEUTICALS INC	353,574 SHARES	—	1,262,259
ATKORE INC	23,701 SHARES	—	1,499,088
ATLANTIC UNION BANKSHARES CORP	35,250 SHARES	—	1,244,325
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
ATMUS FILTRATION TECHNOLOGIES INC	32,835 SHARES	—	1,704,465
ATRICURE INC	47,578 SHARES	—	1,882,186
AVALONBAY COMMUNITIES INC	66,975 SHARES	—	12,143,237
AVANOS MEDICAL INC	29,476 SHARES	—	331,015
AVEPOINT INC	369,893 SHARES	—	5,137,814
AVIENT CORP	86,410 SHARES	—	2,699,449
AVISTA CORP	5,370 SHARES	—	206,960
AXCELIS TECHNOLOGIES INC	3,728 SHARES	—	299,508
AXIS CAPITAL HOLDINGS LTD	61,538 SHARES	—	6,590,104
AXOGEN INC	60,533 SHARES	—	1,981,245
AXON ENTERPRISE INC	36,619 SHARES	—	20,797,029
AXOS FINANCIAL INC	22,036 SHARES	—	1,898,622
AXSOME THERAPEUTICS INC	6,848 SHARES	—	1,250,719
BALCHEM CORP	18,325 SHARES	—	2,810,322
BANC OF CALIFORNIA INC	148,405 SHARES	—	2,862,732
BANCO LATINOAMERICANO DE COMERCIO EXTERIOR SA	17,458 SHARES	—	778,627
BANK MANDIRI PERSERO TBK PT	5,129,900 SHARES	—	1,568,965
BANK OF AMERICA CORP	429,218 SHARES	—	23,606,990
BANK OF NT BUTTERFIELD & SON LTD/THE	96,653 SHARES	—	4,815,252
BANKUNITED INC	16,100 SHARES	—	717,577
BARCLAYS PLC	3,074,364 SHARES	—	19,681,357
BARRICK MINING CORP	79,165 SHARES	—	3,453,055
BAYCOM CORP	2,555 SHARES	—	75,117
BEACON FINANCIAL CORP	22,745 SHARES	—	599,786
BEAM THERAPEUTICS INC	29,933 SHARES	—	829,743
BEAZER HOMES USA INC	14,697 SHARES	—	297,908
BECTON DICKINSON & CO	35,558 SHARES	—	6,900,741
BELLRING BRANDS INC	11,190 SHARES	—	299,109
BERKELEY GROUP HOLDINGS PLC	88,199 SHARES	—	4,631,396
BETA BIONICS INC	28,524 SHARES	—	869,126
BETA TECHNOLOGIES INC	38,652 SHARES	—	1,090,373
BGC GROUP INC	226,381 SHARES	—	2,021,582
BIGBEAR.AI HOLDINGS INC	111,840 SHARES	—	603,936
BIGLARI HOLDINGS INC	2,752 SHARES	—	914,847
BILLIONTOONE INC	28,458 SHARES	—	2,329,003
BIOCRYST PHARMACEUTICALS INC	131,076 SHARES	—	1,022,393
BIOHAVEN LTD	149,197 SHARES	—	1,684,434
BIT DIGITAL INC	696,190 SHARES	—	1,315,799
BITDEER TECHNOLOGIES GROUP	30,751 SHARES	—	344,719
BLACK HILLS CORP	39,445 SHARES	—	2,738,272
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
BLACK ROCK COFFEE BAR INC	70,561 SHARES	—	1,569,982
BLACKLINE INC	19,718 SHARES	—	1,090,208
BLACKSKY TECHNOLOGY INC	6,258 SHARES	—	117,338
BLOOM ENERGY CORP	47,170 SHARES	—	4,098,601
BLUE BIRD CORP	21,035 SHARES	—	988,645
BLUELINX HOLDINGS INC	4,776 SHARES	—	293,390
BNP PARIBAS SA	172,700 SHARES	—	16,386,435
BOEING CO/THE	50,484 SHARES	—	10,961,086
BOISE CASCADE CO	9,946 SHARES	—	732,026
BOOT BARN HOLDINGS INC	22,180 SHARES	—	3,914,105
BOX INC	77,803 SHARES	—	2,327,088
BP PLC	2,219,946 SHARES	—	12,923,141
BRAZE INC	21,439 SHARES	—	735,143
BRIDGEBIO PHARMA INC	58,680 SHARES	—	4,488,433
BRIDGEWATER BANCSHARES INC	27,191 SHARES	—	476,658
BRIGHTSPIRE CAPITAL INC	130,582 SHARES	—	731,259
BRIGHTSPRING HEALTH SERVICES INC	29,090 SHARES	—	1,089,421
BRINKER INTERNATIONAL INC	8,025 SHARES	—	1,151,748
BRINK'S CO/THE	14,171 SHARES	—	1,654,181
BRISTOW GROUP INC	10,451 SHARES	—	382,716
BRITISH AMERICAN TOBACCO PLC	121,483 SHARES	—	6,885,706
BROADCOM INC	396,731 SHARES	—	137,308,599
BROADSTONE NET LEASE INC	192,908 SHARES	—	3,350,812
BUCKLE INC/THE	25,178 SHARES	—	1,345,009
BULLISH	27,440 SHARES	—	1,039,153
BURFORD CAPITAL LTD	112,210 SHARES	—	1,000,913
BURKE & HERBERT FINANCIAL SERVICES CORP	3,147 SHARES	—	196,090
BUSINESS FIRST BANCSHARES INC	31,153 SHARES	—	814,339
BUTTERFLY NETWORK INC	234,361 SHARES	—	890,572
BYLINE BANCORP INC	71,838 SHARES	—	2,094,078
CACTUS INC	65,799 SHARES	—	3,005,698
CADENCE DESIGN SYSTEMS INC	61,357 SHARES	—	19,178,971
CALIFORNIA RESOURCES CORP	15,340 SHARES	—	685,851
CAL-MAINE FOODS INC	14,047 SHARES	—	1,117,720
CANADIAN PACIFIC KANSAS CITY LTD	158,966 SHARES	—	11,718,778
CAPGEMINI SE	69,280 SHARES	—	11,574,299
CAPITAL CITY BANK GROUP INC	3,780 SHARES	—	160,915
CAPITOL FEDERAL FINANCIAL INC	23,129 SHARES	—	157,508
CAPRI HOLDINGS LTD	101,790 SHARES	—	2,483,676
CAPRICOR THERAPEUTICS INC	57,299 SHARES	—	1,653,649
CARETRUST REIT INC	68,109 SHARES	—	2,462,821
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
CARGURUS INC	63,202 SHARES	—	2,423,797
CARNIVAL CORP	486,217 SHARES	—	14,849,067
CARS.COM INC	16,757 SHARES	—	204,435
CASELLA WASTE SYSTEMS INC	32,362 SHARES	—	3,169,534
CASTLE BIOSCIENCES INC	21,154 SHARES	—	822,891
CATALYST PHARMACEUTICALS INC	69,313 SHARES	—	1,617,765
CAVCO INDUSTRIES INC	2,829 SHARES	—	1,671,203
CELCUITY INC	10,309 SHARES	—	1,028,220
CELLDEX THERAPEUTICS INC	16,688 SHARES	—	453,246
CENTERSPACE	4,690 SHARES	—	312,917
CENTRAL GARDEN & PET CO	15,133 SHARES	—	441,732
CENTRAL PACIFIC FINANCIAL CORP	9,989 SHARES	—	311,257
CENTRUS ENERGY CORP	4,140 SHARES	—	1,005,026
CENTURY ALUMINUM CO	14,864 SHARES	—	582,372
CENTURY COMMUNITIES INC	61,062 SHARES	—	3,624,030
CERIBELL INC	92,008 SHARES	—	2,017,735
CF INDUSTRIES HOLDINGS INC	79,894 SHARES	—	6,179,002
CG ONCOLOGY INC	38,160 SHARES	—	1,584,403
CHAMPION HOMES INC	26,225 SHARES	—	2,216,013
CHARLES SCHWAB CORP/THE	246,237 SHARES	—	24,601,539
CHATHAM LODGING TRUST	125,610 SHARES	—	855,404
CHEFS' WAREHOUSE INC/THE	136,291 SHARES	—	8,495,018
CHEMOURS CO/THE	40,138 SHARES	—	473,227
CHESAPEAKE UTILITIES CORP	57,892 SHARES	—	7,222,606
CHOICEONE FINANCIAL SERVICES INC	6,615 SHARES	—	195,275
CHORD ENERGY CORP	6,377 SHARES	—	591,148
CHUBB LTD	62,658 SHARES	—	19,556,815
CHURCHILL DOWNS INC	28,855 SHARES	—	3,283,122
CIE DE SAINT-GOBAIN SA	149,219 SHARES	—	15,239,762
CIGNA GROUP/THE	27,893 SHARES	—	7,676,990
CIMPRESS PLC	5,772 SHARES	—	384,357
CIPHER MINING INC	240,933 SHARES	—	3,556,171
CISCO SYSTEMS INC	23,000 SHARES	—	1,771,690
CITIGROUP INC	131,203 SHARES	—	15,310,078
CLEAN ENERGY FUELS CORP	366,284 SHARES	—	769,196
CLEANSPARK INC	163,449 SHARES	—	1,654,104
CLEARFIELD INC	57,577 SHARES	—	1,678,370
CLEARWATER ANALYTICS HOLDINGS INC	214,793 SHARES	—	5,180,808
CLEARWAY ENERGY INC	40,790 SHARES	—	1,335,821
CNB FINANCIAL CORP/PA	38,457 SHARES	—	1,006,420
CNO FINANCIAL GROUP INC	46,870 SHARES	—	1,990,569
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
CNX RESOURCES CORP	55,757 SHARES	—	2,050,185
COCA-COLA CO/THE	84,433 SHARES	—	5,902,711
COEUR MINING INC	291,459 SHARES	—	5,196,714
COGENT BIOSCIENCES INC	48,718 SHARES	—	1,730,463
COLGATE-PALMOLIVE CO	187,378 SHARES	—	14,806,610
COMMERCIAL METALS CO	55,078 SHARES	—	3,812,499
COMMSCOPE HOLDING CO INC	95,077 SHARES	—	1,723,746
COMMUNITY HEALTHCARE TRUST INC	10,493 SHARES	—	172,295
COMMUNITY TRUST BANCORP INC	12,107 SHARES	—	684,046
COMMVAULT SYSTEMS INC	9,742 SHARES	—	1,221,257
CONCENTRA GROUP HOLDINGS PARENT INC	153,760 SHARES	—	3,025,997
CONCRETE PUMPING HOLDINGS INC	260,647 SHARES	—	1,748,941
CONNECTONE BANCORP INC	66,686 SHARES	—	1,748,507
CONOCOPHILLIPS	213,894 SHARES	—	20,022,617
CONSENSUS CLOUD SOLUTIONS INC	56,091 SHARES	—	1,223,906
CONSOLIDATED WATER CO LTD	70,929 SHARES	—	2,503,084
CONSTELLIUM SE	206,471 SHARES	—	3,891,978
CONSTRUCTION PARTNERS INC	31,167 SHARES	—	3,383,178
COPT DEFENSE PROPERTIES	102,451 SHARES	—	2,848,138
CORCEPT THERAPEUTICS INC	26,434 SHARES	—	919,903
CORE NATURAL RESOURCES INC	4,852 SHARES	—	429,451
CORE SCIENTIFIC INC	56,270 SHARES	—	819,291
CORPAY INC	24,341 SHARES	—	7,324,937
COSTAMARE INC	109,210 SHARES	—	1,724,426
COUSINS PROPERTIES INC	167,967 SHARES	—	4,330,189
CREDO TECHNOLOGY GROUP HOLDING LTD	69,602 SHARES	—	10,015,032
CRESCENT ENERGY CO	401,989 SHARES	—	3,372,688
CRINETICS PHARMACEUTICALS INC	103,131 SHARES	—	4,800,748
CRISPR THERAPEUTICS AG	28,243 SHARES	—	1,481,063
CRYOPORT INC	63,015 SHARES	—	604,944
CSX CORP	512,035 SHARES	—	18,561,269
CULLINAN THERAPEUTICS INC	41,549 SHARES	—	430,032
CUMMINS INC	12,988 SHARES	—	6,629,725
CURBLINE PROPERTIES CORP	60,589 SHARES	—	1,406,271
CUSHMAN & WAKEFIELD LTD	15,450 SHARES	—	250,136
CUSTOMERS BANCORP INC	56,113 SHARES	—	4,102,983
CVR ENERGY INC	17,145 SHARES	—	436,169
CVS HEALTH CORP	173,085 SHARES	—	13,736,026
CYTOKINETICS INC	34,201 SHARES	—	2,173,132
DAIMLER TRUCK HOLDING AG	14,394 SHARES	—	630,896
DANA INC	49,960 SHARES	—	1,187,050
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
DELEK US HOLDINGS INC	25,413 SHARES	—	753,750
DEUTSCHE BANK AG	174,514 SHARES	—	6,786,158
DEUTSCHE TELEKOM AG	437,487 SHARES	—	14,211,891
DIAGEO PLC	514,206 SHARES	—	11,090,332
DIAMONDROCK HOSPITALITY CO	123,142 SHARES	—	1,103,352
DIEBOLD NIXDORF INC	19,545 SHARES	—	1,326,910
DIGITAL TURBINE INC	97,064 SHARES	—	485,320
DIGITALBRIDGE GROUP INC	45,364 SHARES	—	695,884
DIGITALOCEAN HOLDINGS INC	32,036 SHARES	—	1,541,572
DIME COMMUNITY BANCSHARES INC	8,223 SHARES	—	247,430
DIODES INC	38,086 SHARES	—	1,879,163
DNOW INC	209,311 SHARES	—	2,773,371
DOLE PLC	72,140 SHARES	—	1,081,379
DONNELLEY FINANCIAL SOLUTIONS INC	26,938 SHARES	—	1,257,735
DOORDASH INC	132,731 SHARES	—	30,060,917
DORMAN PRODUCTS INC	48,474 SHARES	—	5,971,512
D-WAVE QUANTUM INC	122,266 SHARES	—	3,197,256
DXP ENTERPRISES INC/TX	4,512 SHARES	—	495,372
DYCOM INDUSTRIES INC	19,260 SHARES	—	6,507,954
DYNAVAX TECHNOLOGIES CORP	174,656 SHARES	—	2,686,209
E.ON SE	175,776 SHARES	—	3,328,847
EASTERN BANKSHARES INC	519,767 SHARES	—	9,579,305
ECHOSTAR CORP	36,760 SHARES	—	3,995,812
ECOVYST INC	12,332 SHARES	—	119,990
EDGEWISE THERAPEUTICS INC	26,696 SHARES	—	662,461
ELDORADO GOLD CORP	345,393 SHARES	—	12,406,517
ELECTROLUX AB	751,842 SHARES	—	5,201,597
ELEMENT SOLUTIONS INC	129,189 SHARES	—	3,228,433
ELEVANCE HEALTH INC	55,342 SHARES	—	19,400,138
ELI LILLY & CO	93,802 SHARES	—	100,807,133
ELLINGTON FINANCIAL INC	58,252 SHARES	—	791,062
EMBECTA CORP	30,186 SHARES	—	358,610
ENACT HOLDINGS INC	27,846 SHARES	—	1,103,815
ENBRIDGE INC	1 SHARES	—	48
ENEL SPA	553,901 SHARES	—	5,774,746
ENERGY FUELS INC/CANADA	90,750 SHARES	—	1,319,505
ENERPAC TOOL GROUP CORP	63,765 SHARES	—	2,438,374
ENERSYS	35,594 SHARES	—	5,223,420
ENOVA INTERNATIONAL INC	32,794 SHARES	—	5,155,217
ENSIGN GROUP INC/THE	18,656 SHARES	—	3,249,875
ENTERPRISE FINANCIAL SERVICES CORP	121,531 SHARES	—	6,562,674
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
EOG RESOURCES INC	45,132 SHARES	—	4,739,311
EQUITABLE HOLDINGS INC	160,159 SHARES	—	7,631,576
EQUITY BANCSHARES INC	42,624 SHARES	—	1,903,162
ERO COPPER CORP	236,512 SHARES	—	6,690,924
ESSENT GROUP LTD	30,885 SHARES	—	2,007,834
ESSENTIAL PROPERTIES REALTY TRUST INC	91,860 SHARES	—	2,724,568
EUROBANK SA	632,032 SHARES	—	2,542,343
EVERTEC INC	49,656 SHARES	—	1,444,493
EVGO INC	97,633 SHARES	—	284,112
EXCELERATE ENERGY INC	34,483 SHARES	—	967,248
EXLSERVICE HOLDINGS INC	23,025 SHARES	—	977,181
EXPAND ENERGY CORP	49,226 SHARES	—	5,432,581
EXPRO GROUP HOLDINGS NV	236,862 SHARES	—	3,162,108
EXTREME NETWORKS INC	38,463 SHARES	—	640,409
EXXON MOBIL CORP	102,430 SHARES	—	12,326,426
EXZEO GROUP INC	34,906 SHARES	—	846,471
FABRINET	12,075 SHARES	—	5,497,506
FANUC CORP	437,600 SHARES	—	16,985,284
FASTENAL CO	485,196 SHARES	—	19,470,915
FB FINANCIAL CORP	4,955 SHARES	—	276,489
FIDELIS INSURANCE HOLDINGS LTD	64,560 SHARES	—	1,263,439
FIFTH THIRD BANCORP	44,650 SHARES	—	2,090,067
FIGMA INC	164,933 SHARES	—	6,163,546
FIGS INC	81,668 SHARES	—	927,748
FINANCIAL INSTITUTIONS INC	44,180 SHARES	—	1,377,091
FIREFLY AEROSPACE INC	84,630 SHARES	—	1,893,173
FIRST ADVANTAGE CORP	104,906 SHARES	—	1,524,284
FIRST BANCORP/PUERTO RICO	102,563 SHARES	—	2,126,131
FIRST BANCORP/SOUTHERN PINES NC	95,554 SHARES	—	4,853,188
FIRST FINANCIAL BANCORP	11,104 SHARES	—	277,822
FIRST FINANCIAL CORP	29,242 SHARES	—	1,766,802
FIRST INTERSTATE BANCSYSTEM INC	133,248 SHARES	—	4,610,381
FIRST MERCHANTS CORP	36,915 SHARES	—	1,383,574
FIRST MID BANCSHARES INC	23,703 SHARES	—	924,417
FIRSTCASH HOLDINGS INC	16,481 SHARES	—	2,626,742
FIVE BELOW INC	30,431 SHARES	—	5,731,983
FIVE STAR BANCORP	8,761 SHARES	—	313,469
FLUENCE ENERGY INC	31,897 SHARES	—	630,923
FLUOR CORP	60,812 SHARES	—	2,409,980
FLYWIRE CORP	268,706 SHARES	—	3,804,877
FORMFACTOR INC	43,470 SHARES	—	2,424,757
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
FORTIVE CORP	201,669 SHARES	—	11,134,145
FORUM ENERGY TECHNOLOGIES INC	40,195 SHARES	—	1,485,205
FOUR CORNERS PROPERTY TRUST INC	27,298 SHARES	—	629,492
FRESH DEL MONTE PRODUCE INC	7,701 SHARES	—	274,387
FRESHPET INC	31,801 SHARES	—	1,937,635
FRESHWORKS INC	132,830 SHARES	—	1,627,168
FULTON FINANCIAL CORP	30,259 SHARES	—	584,906
GARRETT MOTION INC	179,973 SHARES	—	3,136,929
GATES INDUSTRIAL CORP PLC	264,653 SHARES	—	5,682,100
GATX CORP	9,580 SHARES	—	1,624,768
GE VERNOVA INC	11,212 SHARES	—	7,327,827
GENEDX HOLDINGS CORP	19,460 SHARES	—	2,530,967
GENERAL ELECTRIC CO	169,545 SHARES	—	52,224,946
GENIE ENERGY LTD	16,439 SHARES	—	226,529
GETTY REALTY CORP	29,154 SHARES	—	797,945
GIGACLOUD TECHNOLOGY INC	36,113 SHARES	—	1,418,519
GLAUKOS CORP	21,923 SHARES	—	2,475,326
GLOBALSTAR INC	11,306 SHARES	—	690,118
GOGO INC	20,518 SHARES	—	95,614
GOLD ENTERTAINMENT GROUP INC	3,410 SHARES	—	1
GOLDEN ENTERTAINMENT INC	51,854 SHARES	—	1,409,910
GOLDMAN SACHS GROUP INC/THE	20,798 SHARES	—	18,281,442
GOSSAMER BIO INC	114,616 SHARES	—	355,310
GRAIL INC	9,993 SHARES	—	855,301
GRANITE CONSTRUCTION INC	9,109 SHARES	—	1,050,723
GRAY MEDIA INC	30,390 SHARES	—	147,088
GREAT LAKES DREDGE & DOCK CORP	316,953 SHARES	—	4,158,423
GREEN BRICK PARTNERS INC	22,854 SHARES	—	1,432,032
GREENBRIER COS INC/THE	1,901 SHARES	—	88,853
GREIF INC	13,724 SHARES	—	929,115
GRIFFON CORP	79,202 SHARES	—	5,833,227
GROUP 1 AUTOMOTIVE INC	2,424 SHARES	—	953,359
GUARDANT HEALTH INC	98,109 SHARES	—	10,020,853
GUARDIAN PHARMACY SERVICES INC	7,373 SHARES	—	221,854
GULFPORT ENERGY CORP	43,550 SHARES	—	9,057,965
HA SUSTAINABLE INFRASTRUCTURE CAPITAL INC	44,610 SHARES	—	1,402,092
HAEMONETICS CORP	26,414 SHARES	—	2,117,082
HALOZYME THERAPEUTICS INC	20,330 SHARES	—	1,368,209
HAMILTON INSURANCE GROUP LTD	17,382 SHARES	—	484,958
HANCOCK WHITNEY CORP	18,818 SHARES	—	1,198,330
HANMI FINANCIAL CORP	48,798 SHARES	—	1,319,010
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
HARTFORD INSURANCE GROUP INC/THE	70,084 SHARES	—	9,657,575
HAWKINS INC	2,612 SHARES	—	371,061
HAYWARD HOLDINGS INC	272,735 SHARES	—	4,213,756
HB FULLER CO	43,927 SHARES	—	2,611,899
HBT FINANCIAL INC	2,874 SHARES	—	74,293
HEALTH CATALYST INC	175,638 SHARES	—	419,775
HEALTHSTREAM INC	60,938 SHARES	—	1,405,840
HEARTFLOW INC	10,714 SHARES	—	312,313
HECLA MINING CO	152,264 SHARES	—	2,921,946
HEINEKEN NV	136,031 SHARES	—	11,141,775
HELIOS TECHNOLOGIES INC	41,574 SHARES	—	2,223,793
HERC HOLDINGS INC	17,578 SHARES	—	2,608,223
HERITAGE COMMERCE CORP	135,338 SHARES	—	1,625,409
HERITAGE FINANCIAL CORP/WA	171,533 SHARES	—	4,056,755
HERITAGE INSURANCE HOLDINGS INC	7,290 SHARES	—	213,305
HEXAGON AB	614,686 SHARES	—	7,301,180
HEXCEL CORP	78,698 SHARES	—	5,815,782
HILLTOP HOLDINGS INC	49,048 SHARES	—	1,664,689
HILTON GRAND VACATIONS INC	29,820 SHARES	—	1,334,445
HILTON WORLDWIDE HOLDINGS INC	73,517 SHARES	—	21,117,758
HINGE HEALTH INC	50,425 SHARES	—	2,342,241
HOME DEPOT INC/THE	107,170 SHARES	—	36,877,197
HOMETRUST BANCSHARES INC	3,981 SHARES	—	170,944
HORACE MANN EDUCATORS CORP	11,599 SHARES	—	535,642
HORIZON BANCORP INC/IN	313,798 SHARES	—	5,322,014
HUBSPOT INC	31,151 SHARES	—	12,500,896
HUDSON TECHNOLOGIES INC	6,849 SHARES	—	46,916
HUNTINGTON BANCSHARES INC/OH	452,885 SHARES	—	7,857,555
HURON CONSULTING GROUP INC	33,688 SHARES	—	5,824,992
HUT 8 CORP	37,369 SHARES	—	1,716,732
I3 VERTICALS INC	67,615 SHARES	—	1,703,222
IBEX HOLDINGS LTD	50,192 SHARES	—	1,916,331
IDACORP INC	80,539 SHARES	—	10,193,016
IDEAYA BIOSCIENCES INC	24,262 SHARES	—	838,737
IDEXX LABORATORIES INC	31,038 SHARES	—	20,998,138
IES HOLDINGS INC	4,219 SHARES	—	1,641,275
IMAX CORP	11,083 SHARES	—	409,628
IMPINJ INC	56,661 SHARES	—	9,859,581
INDEPENDENCE REALTY TRUST INC	329,915 SHARES	—	5,766,915
INDEPENDENT BANK CORP	2,842 SHARES	—	207,693
INDIVIOR PLC	36,915 SHARES	—	1,324,510
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
	INFINEON TECHNOLOGIES AG	328,998 SHARES	—	14,578,559
	ING GROEP NV	200,845 SHARES	—	5,663,537
	INNODATA INC	19,211 SHARES	—	978,800
	INNOSPEC INC	15,258 SHARES	—	1,167,847
	INOGEN INC	99,180 SHARES	—	666,490
	INSIGHT ENTERPRISES INC	3,071 SHARES	—	250,194
	INSTALLED BUILDING PRODUCTS INC	8,868 SHARES	—	2,300,271
	INTAPP INC	161,069 SHARES	—	7,380,182
	INTEGRA LIFESCIENCES HOLDINGS CORP	57,320 SHARES	—	711,914
	INTEL CORP	123,156 SHARES	—	4,544,456
	INTELLIA THERAPEUTICS INC	29,724 SHARES	—	267,219
	INTERDIGITAL INC	5,101 SHARES	—	1,624,056
	INTERNATIONAL PAPER CO	269,152 SHARES	—	10,601,897
	INTERNATIONAL SEAWAYS INC	9,466 SHARES	—	459,574
	INTUIT INC	23,114 SHARES	—	15,311,176
	INTUITIVE SURGICAL INC	42,801 SHARES	—	24,240,774
	INVENTRUST PROPERTIES CORP	51,852 SHARES	—	1,462,745
	IONQ INC	93,804 SHARES	—	4,208,985
	IOVANCE BIOTHERAPEUTICS INC	184,064 SHARES	—	502,495
	IRHYTHM TECHNOLOGIES INC	33,223 SHARES	—	5,895,090
	IRIDIUM COMMUNICATIONS INC	9,009 SHARES	—	156,576
	IVANHOE ELECTRIC INC / US	26,512 SHARES	—	423,662
	JACK IN THE BOX INC	82,096 SHARES	—	1,555,719
	JACKSON FINANCIAL INC	30,689 SHARES	—	3,272,982
	JANUX THERAPEUTICS INC	44,688 SHARES	—	616,694
	JFROG LTD	35,609 SHARES	—	2,224,138
	JOBY AVIATION INC	109,167 SHARES	—	1,441,004
	JOHN WILEY & SONS INC	26,431 SHARES	—	809,582
	JOHNSON & JOHNSON	29,115 SHARES	—	6,025,349
*	JPMORGAN CHASE & CO	33,078,057 SHARES	—	10,658,411,527
	KARMAN HOLDINGS INC	45,318 SHARES	—	3,315,917
	KB HOME	22,731 SHARES	—	1,282,256
	KBR INC	24,168 SHARES	—	971,554
	KDDI CORP	348,600 SHARES	—	6,023,689
	KELLY SERVICES INC	56,595 SHARES	—	498,036
	KENNAMETAL INC	35,087 SHARES	—	996,822
	KERING SA	90,320 SHARES	—	31,928,974
	KEYSIGHT TECHNOLOGIES INC	46,508 SHARES	—	9,449,961
	KIRBY CORP	38,479 SHARES	—	4,239,616
	KITE REALTY GROUP TRUST	48,675 SHARES	—	1,166,740
	KKR & CO INC	185,281 SHARES	—	23,619,622
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
KNOWLES CORP	79,935 SHARES	—	1,713,007
KOHL'S CORP	41,786 SHARES	—	852,852
KONINKLIJKE PHILIPS NV	482,190 SHARES	—	13,160,999
KONTOOR BRANDS INC	76,272 SHARES	—	4,659,456
KOPIN CORP	119,143 SHARES	—	278,795
KORN FERRY	67,798 SHARES	—	4,476,024
KRATOS DEFENSE & SECURITY SOLUTIONS INC	24,415 SHARES	—	1,853,343
KRYSTAL BIOTECH INC	8,855 SHARES	—	2,183,112
KURA SUSHI USA INC	27,405 SHARES	—	1,434,104
KYMERA THERAPEUTICS INC	28,057 SHARES	—	2,183,115
L3HARRIS TECHNOLOGIES INC	49,313 SHARES	—	14,476,817
LADDER CAPITAL CORP	771,482 SHARES	—	8,478,587
LANTHEUS HOLDINGS INC	18,122 SHARES	—	1,206,019
LANXESS AG	284,081 SHARES	—	5,878,718
LAS VEGAS SANDS CORP	85,870 SHARES	—	5,589,278
LATTICE SEMICONDUCTOR CORP	53,053 SHARES	—	3,903,640
LAUREATE EDUCATION INC	49,089 SHARES	—	1,652,827
LCI INDUSTRIES	2,861 SHARES	—	347,154
LEGALZOOM.COM INC	70,812 SHARES	—	703,163
LENDINGCLUB CORP	30,537 SHARES	—	578,371
LENDINGTREE INC	38,131 SHARES	—	2,024,375
LIBERTY ENERGY INC	91,771 SHARES	—	1,694,093
LIFESTANCE HEALTH GROUP INC	609,562 SHARES	—	4,291,316
LINCOLN NATIONAL CORP	154,837 SHARES	—	6,894,892
LINDE PLC	14,650 SHARES	—	6,246,614
LINDSAY CORP	18,224 SHARES	—	2,148,063
LIQUIDIA CORP	32,552 SHARES	—	1,122,718
LIVERAMP HOLDINGS INC	37,948 SHARES	—	1,114,533
LTC PROPERTIES INC	13,661 SHARES	—	469,665
LUMEN TECHNOLOGIES INC	276,860 SHARES	—	2,151,202
LVMH MOET HENNESSY LOUIS VUITTON SE	5,553 SHARES	—	4,206,510
LXP INDUSTRIAL TRUST	27,832 SHARES	—	1,379,911
LYONDELLBASELL INDUSTRIES NV	7 SHARES	—	303
M/I HOMES INC	15,354 SHARES	—	1,964,544
MACERICH CO/THE	48,265 SHARES	—	890,972
MADRIGAL PHARMACEUTICALS INC	7,339 SHARES	—	4,273,793
MAGNITE INC	93,575 SHARES	—	1,518,722
MAGNOLIA OIL & GAS CORP	41,833 SHARES	—	915,724
MAMA'S CREATIONS INC	73,151 SHARES	—	986,807
MARA HOLDINGS INC	140,010 SHARES	—	1,257,290
MARCUS & MILLICHAP INC	47,264 SHARES	—	1,289,835
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
MAREX GROUP PLC	120,460 SHARES	—	4,620,845
MARQETA INC	327,790 SHARES	—	1,557,003
MARRIOTT VACATIONS WORLDWIDE CORP	10,590 SHARES	—	610,937
MASTERBRAND INC	61,125 SHARES	—	674,820
MASTERCARD INC	121,903 SHARES	—	69,591,985
MATERION CORP	16,409 SHARES	—	2,039,967
MATIV HOLDINGS INC	67,893 SHARES	—	824,900
MATRIX SERVICE CO	49,001 SHARES	—	573,312
MAXLINEAR INC	18,399 SHARES	—	320,695
MCGRATH RENTCORP	5,211 SHARES	—	546,790
MCGRAW HILL INC	216,431 SHARES	—	3,571,112
MERCANTILE BANK CORP	27,905 SHARES	—	1,342,231
MERCK & CO INC	116,682 SHARES	—	12,281,947
MERCURY GENERAL CORP	6,807 SHARES	—	640,266
MERCURY SYSTEMS INC	41,987 SHARES	—	3,065,471
MERITAGE HOMES CORP	14,177 SHARES	—	932,847
META PLATFORMS INC	121,515 SHARES	—	80,210,836
METLIFE INC	207,255 SHARES	—	16,360,710
METROPOLITAN BANK HOLDING CORP	20,069 SHARES	—	1,532,469
MICROSOFT CORP	587,517 SHARES	—	284,134,972
MID PENN BANCORP INC	5,211 SHARES	—	161,645
MIDDLEBY CORP/THE	38,719 SHARES	—	5,756,354
MIDWESTONE FINANCIAL GROUP INC	64,284 SHARES	—	2,474,935
MILLERKNOLL INC	57,995 SHARES	—	1,060,149
MIND MEDICINE MINDMED INC	33,733 SHARES	—	451,685
MIRION TECHNOLOGIES INC	210,901 SHARES	—	4,939,302
MIRUM PHARMACEUTICALS INC	21,683 SHARES	—	1,712,740
MODINE MANUFACTURING CO	39,728 SHARES	—	5,304,085
MOELIS & CO	70,594 SHARES	—	4,852,632
MONARCH CASINO & RESORT INC	13,919 SHARES	—	1,332,048
MONOLITHIC POWER SYSTEMS INC	12,954 SHARES	—	11,740,987
MOOG INC	8,130 SHARES	—	1,980,062
MOTORCAR PARTS OF AMERICA INC	61,735 SHARES	—	761,810
MSCI INC	19,387 SHARES	—	11,122,904
MUELLER INDUSTRIES INC	27,196 SHARES	—	3,122,101
MURATA MANUFACTURING CO LTD	116,800 SHARES	—	2,418,787
MURPHY OIL CORP	32,111 SHARES	—	1,003,469
MYR GROUP INC	24,120 SHARES	—	5,270,220
NASDAQ INC	187,175 SHARES	—	18,180,308
NATERA INC	63,208 SHARES	—	14,480,321
NATIONAL BANK HOLDINGS CORP	10,295 SHARES	—	391,313
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
NATIONAL ENERGY SERVICES REUNITED CORP	67,607 SHARES	—	1,058,726
NATIONAL GRID PLC	769,409 SHARES	—	11,813,310
NATIONAL HEALTH INVESTORS INC	2,994 SHARES	—	228,652
NATIONAL HEALTHCARE CORP	5,419 SHARES	—	742,891
NATIONAL STORAGE AFFILIATES TRUST	98,806 SHARES	—	2,787,317
NATURE'S SUNSHINE PRODUCTS INC	24,015 SHARES	—	518,244
NATWEST GROUP PLC	677,073 SHARES	—	5,935,923
NAVAN INC	84,219 SHARES	—	1,438,461
NAVITAS SEMICONDUCTOR CORP	34,987 SHARES	—	249,807
NELNET INC	3,182 SHARES	—	423,079
NEOGENOMICS INC	29,960 SHARES	—	352,330
NERDWALLET INC	13,887 SHARES	—	188,169
NETFLIX INC	442,801 SHARES	—	41,517,022
NETGEAR INC	31,025 SHARES	—	761,043
NETSTREIT CORP	25,485 SHARES	—	449,555
NEW FORTRESS ENERGY INC	75,211 SHARES	—	85,741
NEW JERSEY RESOURCES CORP	51,401 SHARES	—	2,370,614
NEWAMSTERDAM PHARMA CO NV	135,028 SHARES	—	4,736,782
NEWMARK GROUP INC	112,630 SHARES	—	1,953,004
NEWS CORP	195,713 SHARES	—	5,112,024
NEXTDOOR HOLDINGS INC	70,239 SHARES	—	147,502
NEXTPOWER INC	21,541 SHARES	—	1,876,437
NICOLET BANKSHARES INC	6,548 SHARES	—	794,272
NLIGHT INC	43,846 SHARES	—	1,644,663
NMI HOLDINGS INC	41,770 SHARES	—	1,703,798
NOBLE CORP PLC	24,888 SHARES	—	702,837
NORTHRIM BANCORP INC	19,736 SHARES	—	525,175
NOVO NORDISK A/S	232,772 SHARES	—	11,904,694
NOVOCURE LTD	59,993 SHARES	—	775,709
NOWAUTO INC	12,999 SHARES	—	1
NUSCALE POWER CORP	16,016 SHARES	—	226,947
NUVALENT INC	16,526 SHARES	—	1,662,350
NVE CORP	7,365 SHARES	—	436,965
NVIDIA CORP	1,810,392 SHARES	—	337,638,108
NWPX INFRASTRUCTURE INC	6,319 SHARES	—	394,874
OCEANEERING INTERNATIONAL INC	53,871 SHARES	—	1,294,520
OCEANFIRST FINANCIAL CORP	96,256 SHARES	—	1,727,795
OCULAR THERAPEUTIX INC	135,925 SHARES	—	1,650,130
ODDITY TECH LTD	31,302 SHARES	—	1,257,714
OFG BANCORP	34,169 SHARES	—	1,400,246
O-I GLASS INC	39,821 SHARES	—	587,758
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
OIL STATES INTERNATIONAL INC	173,312 SHARES	—	1,173,322
OKLO INC	12,509 SHARES	—	897,646
OLD NATIONAL BANCORP/IN	125,613 SHARES	—	2,802,426
OLD SECOND BANCORP INC	75,073 SHARES	—	1,463,924
OLYMPIC STEEL INC	6,037 SHARES	—	258,293
ON24 INC	267,901 SHARES	—	2,132,492
ONCOLOGY INSTITUTE INC/THE	124,633 SHARES	—	443,693
ONE GAS INC	33,394 SHARES	—	2,579,687
ONESPAWORLD HOLDINGS LTD	75,964 SHARES	—	1,575,493
ONTO INNOVATION INC	40,210 SHARES	—	6,347,551
OOMA INC	116,437 SHARES	—	1,365,806
OPTION CARE HEALTH INC	126,445 SHARES	—	4,028,537
ORIC PHARMACEUTICALS INC	40,475 SHARES	—	331,086
ORIGIN BANCORP INC	8,424 SHARES	—	316,827
ORION GROUP HOLDINGS INC	60,554 SHARES	—	601,907
ORION SA	65,764 SHARES	—	347,234
OSCAR HEALTH INC	80,601 SHARES	—	1,158,236
OTTER TAIL CORP	28,717 SHARES	—	2,320,621
OUTSET MEDICAL INC	35,664 SHARES	—	132,313
OVINTIV INC	18,602 SHARES	—	729,012
PAGAYA TECHNOLOGIES LTD	20,635 SHARES	—	431,272
PALANTIR TECHNOLOGIES INC	8,551 SHARES	—	1,519,940
PALOMAR HOLDINGS INC	7,638 SHARES	—	1,029,297
PAR PACIFIC HOLDINGS INC	76,094 SHARES	—	2,673,943
PARK AEROSPACE CORP	14,263 SHARES	—	304,372
PATHWARD FINANCIAL INC	42,546 SHARES	—	3,020,766
PATRICK INDUSTRIES INC	8,405 SHARES	—	911,354
PATTERSON-UTI ENERGY INC	102,972 SHARES	—	629,159
PBF ENERGY INC	22,960 SHARES	—	622,675
PEABODY ENERGY CORP	59,923 SHARES	—	1,779,713
PEDIATRIX MEDICAL GROUP INC	29,773 SHARES	—	636,844
PELOTON INTERACTIVE INC	194,600 SHARES	—	1,198,736
PENN ENTERTAINMENT INC	145,668 SHARES	—	2,148,603
PENNYMAC FINANCIAL SERVICES INC	18,178 SHARES	—	2,396,588
PERIMETER SOLUTIONS INC	135,277 SHARES	—	3,724,176
PERPETUA RESOURCES CORP	20,118 SHARES	—	487,057
PHATHOM PHARMACEUTICALS INC	26,639 SHARES	—	441,941
PHIBRO ANIMAL HEALTH CORP	65,977 SHARES	—	2,464,901
PHILIP MORRIS INTERNATIONAL INC	72,790 SHARES	—	11,675,516
PHILLIPS EDISON & CO INC	71,981 SHARES	—	2,560,364
PHINIA INC	23,130 SHARES	—	1,450,020
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
PIEDMONT REALTY TRUST INC	166,633 SHARES	—	1,389,719
PINNACLE FINANCIAL PARTNERS INC	2,268 SHARES	—	216,390
PIPER SANDLER COS	8,693 SHARES	—	2,953,099
PLANET LABS PBC	45,179 SHARES	—	890,930
PLAYTIKA HOLDING CORP	96,723 SHARES	—	382,056
PLEXUS CORP	19,413 SHARES	—	2,853,711
PLYMOUTH INDUSTRIAL REIT INC	90,365 SHARES	—	1,977,186
POLARIS INC	30,886 SHARES	—	1,953,540
PORCH GROUP INC	53,655 SHARES	—	489,870
PORTLAND GENERAL ELECTRIC CO	44,650 SHARES	—	2,142,754
POSTAL REALTY TRUST INC	29,455 SHARES	—	475,404
POTLATCHDELTIC CORP	22,410 SHARES	—	891,470
PRESTIGE CONSUMER HEALTHCARE INC	34,313 SHARES	—	2,116,769
PRIMORIS SERVICES CORP	42,806 SHARES	—	5,313,937
PROCTER & GAMBLE CO/THE	124,115 SHARES	—	17,786,921
PROG HOLDINGS INC	22,007 SHARES	—	648,986
PROGYNY INC	88,278 SHARES	—	2,266,979
PROPETRO HOLDING CORP	54,116 SHARES	—	514,643
PROTHENA CORP PLC	48,956 SHARES	—	467,530
PROVIDENT FINANCIAL SERVICES INC	14,872 SHARES	—	293,722
PRUDENTIAL PLC	539,392 SHARES	—	8,303,453
PTC THERAPEUTICS INC	18,161 SHARES	—	1,379,510
PUBMATIC INC	23,634 SHARES	—	209,634
PULMONX CORP	142,220 SHARES	—	314,306
Q2 HOLDINGS INC	93,722 SHARES	—	6,762,980
QCR HOLDINGS INC	25,874 SHARES	—	2,155,304
QUAKER CHEMICAL CORP	9,429 SHARES	—	1,294,696
QUALCOMM INC	76,023 SHARES	—	13,003,734
QUALYS INC	12,302 SHARES	—	1,634,936
QUINSTREET INC	24,935 SHARES	—	358,316
RADIAN GROUP INC	50,829 SHARES	—	1,829,336
RADIANT LOGISTICS INC	65,780 SHARES	—	416,387
RADNET INC	51,832 SHARES	—	3,698,213
RAMBUS INC	50,856 SHARES	—	4,673,158
RANGER ENERGY SERVICES INC	60,283 SHARES	—	842,756
RE/MAX HOLDINGS INC	11,856 SHARES	—	89,987
REAL BROKERAGE INC/THE	155,327 SHARES	—	566,944
REALREAL INC/THE	65,316 SHARES	—	1,030,686
RECKITT BENCKISER GROUP PLC	242,193 SHARES	—	19,552,217
RECURSION PHARMACEUTICALS INC	295,818 SHARES	—	1,209,896
RED CAT HOLDINGS INC	28,160 SHARES	—	223,309
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
REGENXBIO INC	31,069 SHARES	—	447,394
RELX PLC	273,091 SHARES	—	11,122,976
RENASANT CORP	85,582 SHARES	—	3,014,198
RENESAS ELECTRONICS CORP	1,627,000 SHARES	—	22,213,021
REPLIMUNE GROUP INC	173,467 SHARES	—	1,686,099
RESIDEO TECHNOLOGIES INC	67,185 SHARES	—	2,359,537
REXFORD INDUSTRIAL REALTY INC	199,075 SHARES	—	7,708,184
RHYTHM PHARMACEUTICALS INC	48,720 SHARES	—	5,214,989
RIGETTI COMPUTING INC	121,607 SHARES	—	2,693,595
RIOT PLATFORMS INC	96,064 SHARES	—	1,217,131
RLI CORP	10,728 SHARES	—	686,377
ROCHE HOLDING AG	47,365 SHARES	—	19,621,575
ROCKWELL AUTOMATION INC	16,298 SHARES	—	6,341,063
ROLLS-ROYCE HOLDINGS PLC	883,534 SHARES	—	13,666,570
RPM INTERNATIONAL INC	58,949 SHARES	—	6,130,696
RUSH ENTERPRISES INC	66,453 SHARES	—	3,584,475
RYMAN HOSPITALITY PROPERTIES INC	33,604 SHARES	—	3,179,610
S&P GLOBAL INC	35,326 SHARES	—	18,461,014
SABRA HEALTH CARE REIT INC	84,990 SHARES	—	1,609,711
SAFE BULKERS INC	55,889 SHARES	—	269,385
SAFETY INSURANCE GROUP INC	11,206 SHARES	—	873,059
SALESFORCE INC	43,232 SHARES	—	11,452,589
SAMSUNG ELECTRONICS CO LTD	176,623 SHARES	—	33,310,963
SANMINA CORP	24,195 SHARES	—	3,630,944
SANOFI SA	186,547 SHARES	—	15,114,646
SAP SE	54,929 SHARES	—	13,440,943
SCANSOURCE INC	21,577 SHARES	—	842,798
SCHOLAR ROCK HOLDING CORP	105,133 SHARES	—	4,631,109
SCHOLASTIC CORP	26,677 SHARES	—	790,440
SCORPIO TANKERS INC	2,051 SHARES	—	104,252
SEGRO PLC	781,764 SHARES	—	7,575,090
SELECTIVE INSURANCE GROUP INC	9,050 SHARES	—	757,214
SEMPRA	103,585 SHARES	—	9,145,520
SEMTECH CORP	83,222 SHARES	—	6,132,629
SENSIENT TECHNOLOGIES CORP	16,702 SHARES	—	1,569,153
SERVICENOW INC	114,285 SHARES	—	17,507,319
SEZZLE INC	11,081 SHARES	—	703,366
SHAKE SHACK INC	91,949 SHARES	—	7,463,500
SHIFT4 PAYMENTS INC	10,910 SHARES	—	687,003
SHINHAN FINANCIAL GROUP CO LTD	99,087 SHARES	—	5,314,036
SHOPIFY INC	100,417 SHARES	—	16,164,124
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
SI-BONE INC	30,791 SHARES	—	607,199
SIEMENS AG	31,573 SHARES	—	8,867,759
SIGHT SCIENCES INC	11,981 SHARES	—	95,009
SIGNET JEWELERS LTD	46,746 SHARES	—	3,874,308
SIMMONS FIRST NATIONAL CORP	83,193 SHARES	—	1,568,188
SIMPSON MANUFACTURING CO INC	1,719 SHARES	—	277,567
SIRIUSPOINT LTD	48,194 SHARES	—	1,054,967
SITIME CORP	18,513 SHARES	—	6,538,607
SKYWARD SPECIALTY INSURANCE GROUP INC	71,482 SHARES	—	3,653,445
SKYWEST INC	15,285 SHARES	—	1,534,767
SL GREEN REALTY CORP	16,648 SHARES	—	763,644
SLB LTD	163,755 SHARES	—	6,284,917
SMARTFINANCIAL INC	4,278 SHARES	—	158,243
SMARTSTOP SELF STORAGE REIT INC	41,433 SHARES	—	1,281,937
SMC CORP	38,100 SHARES	—	13,237,590
SMITH & NEPHEW PLC	303,003 SHARES	—	5,047,559
SMITHS GROUP PLC	72,765 SHARES	—	2,301,963
SMURFIT WESTROCK PLC	256,078 SHARES	—	9,902,536
SOCIETE GENERALE SA	113,387 SHARES	—	9,151,261
SOLARIS ENERGY INFRASTRUCTURE INC	22,402 SHARES	—	1,029,820
SOLENO THERAPEUTICS INC	25,100 SHARES	—	1,162,130
SOMPO HOLDINGS INC	262,800 SHARES	—	8,946,383
SONIC AUTOMOTIVE INC	6,622 SHARES	—	409,637
SOTERA HEALTH CO	82,596 SHARES	—	1,456,993
SOUNDHOUND AI INC	72,659 SHARES	—	724,410
SOUTH PLAINS FINANCIAL INC	70,818 SHARES	—	2,747,738
SOUTHERN CO/THE	146,851 SHARES	—	12,805,407
SOUTHERN MISSOURI BANCORP INC	5,183 SHARES	—	306,419
SOUTHSIDE BANCSHARES INC	14,109 SHARES	—	428,773
SOUTHSTATE BANK CORP	4,951 SHARES	—	465,939
SOUTHWEST GAS HOLDINGS INC	36,106 SHARES	—	2,889,202
SPOTIFY TECHNOLOGY SA	26,950 SHARES	—	15,650,135
SSR MINING INC	71,597 SHARES	—	1,569,406
STAGWELL INC	147,842 SHARES	—	722,947
STANDARD CHARTERED PLC	288,974 SHARES	—	7,081,831
STANDARDAERO INC	24,844 SHARES	—	712,526
STANLEY BLACK & DECKER INC	138,207 SHARES	—	10,266,016
STEPSTONE GROUP INC	4,591 SHARES	—	294,604
STERLING INFRASTRUCTURE INC	13,645 SHARES	—	4,178,508
STEWART INFORMATION SERVICES CORP	7,857 SHARES	—	552,033
STOKE THERAPEUTICS INC	30,623 SHARES	—	971,974
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
STONEX GROUP INC	33,003 SHARES	—	3,139,575
STRYKER CORP	99,072 SHARES	—	34,820,836
SUMITOMO MITSUI FINANCIAL GROUP INC	151,900 SHARES	—	4,885,182
SUMMIT HOTEL PROPERTIES INC	461,944 SHARES	—	2,249,667
SUNOPTA INC	204,718 SHARES	—	777,928
SUNRUN INC	48,967 SHARES	—	900,993
SUPER GROUP SGHC LTD	150,004 SHARES	—	1,792,548
SUPERNUS PHARMACEUTICALS INC	16,837 SHARES	—	836,799
SURGERY PARTNERS INC	11,566 SHARES	—	178,695
SYENSQO SA	74,796 SHARES	—	6,022,596
SYNDAX PHARMACEUTICALS INC	27,074 SHARES	—	568,825
TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD	84,920 SHARES	—	25,806,339
TANDEM DIABETES CARE INC	45,364 SHARES	—	997,101
TANGER INC	54,349 SHARES	—	1,813,626
TARSUS PHARMACEUTICALS INC	110,307 SHARES	—	9,031,937
TAYLOR MORRISON HOME CORP	45,556 SHARES	—	2,681,882
TE CONNECTIVITY PLC	10,190 SHARES	—	2,318,327
TECHTARGET INC	49,130 SHARES	—	265,302
TEEKAY CORP LTD	186,902 SHARES	—	1,687,725
TEEKAY TANKERS LTD	42,840 SHARES	—	2,288,513
TELEPHONE AND DATA SYSTEMS INC	21,347 SHARES	—	875,227
TENABLE HOLDINGS INC	43,194 SHARES	—	1,016,355
TENCENT HOLDINGS LTD	113,500 SHARES	—	8,734,695
TERAWULF INC	107,527 SHARES	—	1,235,485
TEREX CORP	38,305 SHARES	—	2,044,721
TERNS PHARMACEUTICALS INC	70,534 SHARES	—	2,849,574
TERRENO REALTY CORP	15,800 SHARES	—	927,618
TESLA INC	134,761 SHARES	—	60,604,717
TETRA TECH INC	58,572 SHARES	—	1,964,505
TEXAS CAPITAL BANCSHARES INC	3,732 SHARES	—	337,895
TEXAS INSTRUMENTS INC	55,779 SHARES	—	9,677,099
THERAVANCE BIOPHARMA INC	31,985 SHARES	—	598,439
THERMO FISHER SCIENTIFIC INC	39,677 SHARES	—	22,990,838
THERMON GROUP HOLDINGS INC	37,981 SHARES	—	1,411,374
THRYV HOLDINGS INC	43,496 SHARES	—	263,151
TIDEWATER INC	13,493 SHARES	—	681,531
TITAN INTERNATIONAL INC	77,872 SHARES	—	609,738
TJX COS INC/THE	90,409 SHARES	—	13,887,726
T-MOBILE US INC	40,630 SHARES	—	8,249,515
TOPGOLF CALLAWAY BRANDS CORP	127,372 SHARES	—	1,486,431
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
TOTALENERGIES SE	135,337 SHARES	—	8,853,747
TOWER SEMICONDUCTOR LTD	81,670 SHARES	—	9,589,691
TOWNE BANK/PORTSMOUTH VA	33,215 SHARES	—	1,108,385
TPG RE FINANCE TRUST INC	50,104 SHARES	—	431,395
TRADEWEB MARKETS INC	170,411 SHARES	—	18,325,999
TRANSMEDICS GROUP INC	14,140 SHARES	—	1,720,131
TRANSOCEAN LTD	575,368 SHARES	—	2,376,270
TRANSUNION	197,306 SHARES	—	16,918,990
TRAVERE THERAPEUTICS INC	58,269 SHARES	—	2,226,458
TRI POINTE HOMES INC	74,255 SHARES	—	2,336,805
TRICO BANCSHARES	13,933 SHARES	—	660,006
TRINET GROUP INC	8,386 SHARES	—	495,864
TRINITY INDUSTRIES INC	160,937 SHARES	—	4,255,174
TTM TECHNOLOGIES INC	75,253 SHARES	—	5,192,457
TURNING POINT BRANDS INC	6,387 SHARES	—	692,351
TURTLE BEACH CORP	33,723 SHARES	—	473,134
TUTOR PERINI CORP	27,000 SHARES	—	1,809,540
TWIST BIOSCIENCE CORP	98,268 SHARES	—	3,117,061
TYRA BIOSCIENCES INC	19,493 SHARES	—	512,471
UBER TECHNOLOGIES INC	284,850 SHARES	—	23,275,094
UFP INDUSTRIES INC	21,037 SHARES	—	1,915,419
ULTRA CLEAN HOLDINGS INC	87,412 SHARES	—	2,214,146
UMB FINANCIAL CORP	13,808 SHARES	—	1,588,472
UMH PROPERTIES INC	238,659 SHARES	—	3,797,065
UNICREDIT SPA	139,323 SHARES	—	11,604,491
UNIQURE NV	32,510 SHARES	—	777,964
UNISYS CORP	261,033 SHARES	—	720,451
UNITED BANKSHARES INC/WV	11,015 SHARES	—	422,976
UNITED COMMUNITY BANKS INC/GA	9,077 SHARES	—	283,384
UNITED NATURAL FOODS INC	34,169 SHARES	—	1,150,470
UNITED OVERSEAS BANK LTD	256,300 SHARES	—	6,987,463
UNITED PARCEL SERVICE INC	16,452 SHARES	—	1,631,874
UNITED PARKS & RESORTS INC	36,354 SHARES	—	1,319,650
UNITEDHEALTH GROUP INC	10,852 SHARES	—	3,582,354
UNITIL CORP	48,263 SHARES	—	2,337,860
UNITY BANCORP INC	8,962 SHARES	—	463,515
UNITY SOFTWARE INC	360,508 SHARES	—	15,923,638
UNIVERSAL DISPLAY CORP	16,268 SHARES	—	1,899,777
UNIVERSAL INSURANCE HOLDINGS INC	6,292 SHARES	—	212,670
UNIVEST FINANCIAL CORP	17,892 SHARES	—	585,784
UPSTART HOLDINGS INC	27,463 SHARES	—	1,200,957
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
URANIUM ENERGY CORP	116,262 SHARES	—	1,357,940
URBAN EDGE PROPERTIES	222,600 SHARES	—	4,271,694
URBAN OUTFITTERS INC	35,928 SHARES	—	2,703,941
US BANCORP	302,100 SHARES	—	16,120,056
US PHYSICAL THERAPY INC	19,235 SHARES	—	1,502,061
UTZ BRANDS INC	284,651 SHARES	—	2,954,677
VALARIS LTD	9,131 SHARES	—	460,202
VARONIS SYSTEMS INC	105,213 SHARES	—	3,450,986
VAXCYTE INC	40,623 SHARES	—	1,874,345
VERACYTE INC	78,747 SHARES	—	3,315,249
VERICEL CORP	23,332 SHARES	—	840,185
VERIS RESIDENTIAL INC	15,169 SHARES	—	225,715
VERRA MOBILITY CORP	96,314 SHARES	—	2,158,397
VERTEX INC	67,228 SHARES	—	1,342,543
VIA TRANSPORTATION INC	14,758 SHARES	—	428,130
VIASAT INC	31,164 SHARES	—	1,073,911
VIATRIS INC	705,594 SHARES	—	8,784,645
VICTORIA'S SECRET & CO	31,143 SHARES	—	1,687,016
VICTORY CAPITAL HOLDINGS INC	12,417 SHARES	—	783,389
VIRIDIAN THERAPEUTICS INC	37,240 SHARES	—	1,158,909
VIRTUS INVESTMENT PARTNERS INC	5,604 SHARES	—	914,293
VISA INC	49,568 SHARES	—	17,383,993
VISHAY INTERTECHNOLOGY INC	102,161 SHARES	—	1,480,313
VITA COCO CO INC/THE	18,457 SHARES	—	978,406
VITAL FARMS INC	24,208 SHARES	—	773,204
VSE CORP	50,057 SHARES	—	8,648,348
WALKER & DUNLOP INC	18,542 SHARES	—	1,115,301
WALMART INC	37,211 SHARES	—	4,145,678
WALT DISNEY CO/THE	63,966 SHARES	—	7,277,412
WARBY PARKER INC	173,062 SHARES	—	3,771,021
WARRIOR MET COAL INC	20,932 SHARES	—	1,845,574
WASTE CONNECTIONS INC	164,801 SHARES	—	28,899,503
WATTS WATER TECHNOLOGIES INC	15,453 SHARES	—	4,265,337
WAVE LIFE SCIENCES LTD	42,481 SHARES	—	722,177
WAYSTAR HOLDING CORP	92,688 SHARES	—	3,035,532
WEATHERFORD INTERNATIONAL PLC	11,570 SHARES	—	905,468
WELLS FARGO & CO	145,558 SHARES	—	13,566,006
WELLTOWER INC	207,069 SHARES	—	38,434,077
WESBANCO INC	17,609 SHARES	—	585,323
WESCO INTERNATIONAL INC	8,627 SHARES	—	2,110,509
WEYERHAEUSER CO	295,346 SHARES	—	6,996,747
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

EQUITY SECURITIES: (CONTINUED)
WH SMITH PLC	525,096 SHARES	—	4,513,132
WHITEFIBER INC	33,695 SHARES	—	532,381
WILLIAMS COS INC/THE	66,728 SHARES	—	4,011,020
WINTRUST FINANCIAL CORP	43,396 SHARES	—	6,067,628
WISDOMTREE INC	34,861 SHARES	—	424,956
WIZZ AIR HOLDINGS PLC	76,731 SHARES	—	1,316,922
WM TECHNOLOGY INC	188,091 SHARES	—	155,194
WOLVERINE WORLD WIDE INC	207,041 SHARES	—	3,757,794
WORKIVA INC	13,568 SHARES	—	1,170,240
WORLD KINECT CORP	43,546 SHARES	—	1,020,283
WORLDLINE SA/FRANCE	417,306 SHARES	—	765,544
WORTHINGTON ENTERPRISES INC	7,947 SHARES	—	409,827
WSFS FINANCIAL CORP	6,561 SHARES	—	362,430
XENCOR INC	54,878 SHARES	—	840,182
XENIA HOTELS & RESORTS INC	130,428 SHARES	—	1,844,252
XPERI INC	206,779 SHARES	—	1,211,725
YELP INC	64,814 SHARES	—	1,969,697
ZETA GLOBAL HOLDINGS CORP	47,430 SHARES	—	965,201
ZEVRA THERAPEUTICS INC	133,975 SHARES	—	1,200,416
ZIMMER BIOMET HOLDINGS INC	162,671 SHARES	—	14,627,376

TOTAL EQUITY SECURITIES		—	15,813,948,903

CORPORATE DEBT AND ASSET-BACKED SECURITIES:
1011778 BC ULC	1/15/2028	2,125,000	4.38%	SEMI-ANN	—	2,111,578
1011778 BC ULC	1/15/2028	3,648,000	3.88%	SEMI-ANN	—	3,596,041
1261229 BC LTD	4/15/2032	4,287,000	10.00%	SEMI-ANN	—	4,459,779
ABN AMRO BANK NV	1/22/2027	800,000	4.72%	SEMI-ANN	—	806,947
ABN AMRO FUNDING USA LLC	1/12/2026	10,000,000	ZCP		—	9,987,466
ABN AMRO FUNDING USA LLC	5/6/2026	4,675,000	ZCP		—	4,612,855
ACADIA HEALTHCARE CO INC	4/15/2029	1,665,000	5.00%	SEMI-ANN	—	1,603,643
ACADIA HEALTHCARE CO INC	7/1/2028	2,874,000	5.50%	SEMI-ANN	—	2,856,428
ACADIA HEALTHCARE CO INC	3/15/2033	2,402,000	7.38%	SEMI-ANN	—	2,426,006
ACRES 2025-FL3 LLC	8/18/2040	1,200,000	FLT	MONTHLY	—	1,201,500
ACRISURE LLC	8/1/2029	1,417,000	6.00%	SEMI-ANN	—	1,399,182
ACRISURE LLC	7/1/2032	916,000	6.75%	SEMI-ANN	—	945,806
ACRISURE LLC	11/6/2030	1,370,000	7.50%	SEMI-ANN	—	1,426,533
ACRISURE LLC	2/1/2029	900,000	8.25%	SEMI-ANN	—	933,691
ADVANCE AUTO PARTS INC	8/1/2030	705,000	7.00%	SEMI-ANN	—	708,823
ADVANCE AUTO PARTS INC	8/1/2033	705,000	7.38%	SEMI-ANN	—	707,799
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

AEP TEXAS INC	7/1/2030	2,300,000	2.10%	SEMI-ANN	—	2,096,815
AERCAP IRELAND CAPITAL DAC	10/29/2026	1,100,000	2.45%	SEMI-ANN	—	1,085,126
AES CORP/THE	1/15/2031	400,000	2.45%	SEMI-ANN	—	362,929
AES CORP/THE	3/15/2032	500,000	5.80%	SEMI-ANN	—	513,415
AG ISSUER LLC	3/1/2028	1,995,000	6.25%		—	2,003,800
AHS HOSPITAL CORP	7/1/2051	300,000	2.78%	SEMI-ANN	—	186,188
AIR CANADA 2020-2 CLASS A PASS THROUGH TRUST	10/1/2030	590,445	5.25%	SEMI-ANN	—	603,698
AIR LIQUIDE US LLC	12/31/2025	4,750,000	ZCP	ANNUAL	—	4,750,000
AIRCASTLE LTD	2/15/2029	1,000,000	5.95%	SEMI-ANN	—	1,041,438
ALCOA NEDERLAND HOLDING BV	3/15/2031	746,000	7.13%	SEMI-ANN	—	793,053
ALGONQUIN POWER & UTILITIES CORP	6/15/2026	1,000,000	5.37%	SEMI-ANN	—	1,004,733
ALLIANT ENERGY FINANCE LLC	6/6/2027	700,000	5.40%	SEMI-ANN	—	709,561
ALLIANT HOLDINGS INTERMEDIATE LLC	1/15/2031	3,644,000	7.00%	SEMI-ANN	—	3,780,560
ALLIANT HOLDINGS INTERMEDIATE LLC	11/1/2029	1,505,000	5.88%	SEMI-ANN	—	1,504,631
ALLIANT HOLDINGS INTERMEDIATE LLC	10/1/2031	1,944,000	6.50%	SEMI-ANN	—	2,004,624
ALLIANT HOLDINGS INTERMEDIATE LLC	4/15/2028	2,221,000	6.75%	SEMI-ANN	—	2,263,752
ALLIANT HOLDINGS INTERMEDIATE LLC	10/15/2027	3,863,000	6.75%	SEMI-ANN	—	3,885,691
ALLIANT HOLDINGS INTERMEDIATE LLC	10/1/2032	599,000	7.38%	SEMI-ANN	—	621,066
ALLY AUTO RECEIVABLES TRUST 2022-2	5/17/2027	1,800,496	4.76%	MONTHLY	—	1,801,759
ALLY AUTO RECEIVABLES TRUST 2022-2	5/17/2027	557,377	4.76%	MONTHLY	—	557,768
ALLY AUTO RECEIVABLES TRUST 2022-3	4/15/2027	361,998	5.07%	MONTHLY	—	362,266
ALLY AUTO RECEIVABLES TRUST 2023-1	5/15/2028	3,214,354	5.46%	MONTHLY	—	3,237,961
ALLY AUTO RECEIVABLES TRUST 2024-1	12/15/2028	3,539,182	5.08%	MONTHLY	—	3,562,984
ALLY FINANCIAL INC	1/17/2040	436,000	6.65%	SEMI-ANN	—	439,633
ALLY FINANCIAL INC	6/13/2029	176,000	6.99%	SEMI-ANN	—	185,898
ALPHA GENERATION LLC	1/15/2034	1,103,000	6.25%	SEMI-ANN	—	1,112,734
ALPHA GENERATION LLC	10/15/2032	1,127,000	6.75%	SEMI-ANN	—	1,164,773
ALTICE FRANCE LUX 3	1/15/2033	340,600	10.00%	SEMI-ANN	—	312,221
ALTICE FRANCE SA	4/15/2032	1,798,183	6.50%	SEMI-ANN	—	1,723,885
ALTICE FRANCE SA	11/1/2029	663,056	9.50%	SEMI-ANN	—	682,160
ALTICE FRANCE SA	7/15/2032	858,661	6.88%	SEMI-ANN	—	823,404
ALTICE FRANCE SA	10/15/2030	1,673,427	6.88%	SEMI-ANN	—	1,622,876
AMENTUM HOLDINGS INC	8/1/2032	2,695,000	7.25%	SEMI-ANN	—	2,840,608
AMEREN MISSOURI SECURITIZATION FUNDING I LLC	10/1/2041	385,395	4.85%	SEMI-ANN	—	388,479
AMERICAN AIRLINES INC	5/15/2029	2,599,000	8.50%	SEMI-ANN	—	2,718,648
AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD	4/20/2026	1,029,771	5.50%	QUARTERLY	—	1,031,235
AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD	4/20/2029	1,757,371	5.75%	QUARTERLY	—	1,787,245
AMERICAN AXLE & MANUFACTURING INC	10/15/2032	1,126,000	6.38%	SEMI-ANN	—	1,146,554
AMERICAN AXLE & MANUFACTURING INC	10/1/2029	1,090,000	5.00%	SEMI-ANN	—	1,049,972
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

AMERICAN AXLE & MANUFACTURING INC	10/15/2033	2,875,000	7.75%	SEMI-ANN	—	2,929,660
AMERICAN CREDIT ACCEPTANCE RECEIVABLES TRUST 2025-1	7/12/2028	1,112,986	4.67%	MONTHLY	—	1,113,982
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST	5/15/2028	4,689,000	4.87%	MONTHLY	—	4,706,158
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST	5/15/2028	8,750,000	4.87%	MONTHLY	—	8,782,017
AMERICAN TOWER CORP	3/15/2027	500,000	3.65%	SEMI-ANN	—	497,814
AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2023-1	11/18/2027	5,599,181	5.62%	MONTHLY	—	5,615,741
AMERIGAS PARTNERS LP	6/1/2030	2,114,000	9.50%	SEMI-ANN	—	2,252,025
AMGEN INC	3/2/2063	500,000	5.75%	SEMI-ANN	—	489,902
AMWINS GROUP INC	2/15/2029	1,585,000	6.38%	SEMI-ANN	—	1,629,746
ANCHORAGE CAPITAL CLO 20 LTD	1/20/2035	1,200,000	FLT	QUARTERLY	—	1,200,547
ANTERO MIDSTREAM PARTNERS LP	2/1/2032	2,071,000	6.63%	SEMI-ANN	—	2,143,659
APLD COMPUTECO LLC	12/15/2030	5,261,000	9.25%	SEMI-ANN	—	5,170,018
ARBOR REALTY COMMERCIAL REAL ESTATE NOTES 2022-FL1 LTD	1/15/2037	444,339	FLT	MONTHLY	—	444,339
ARCHES BUYER INC	6/1/2028	2,879,000	4.25%	SEMI-ANN	—	2,825,488
ARCHES BUYER INC	12/1/2028	4,686,000	6.13%	SEMI-ANN	—	4,571,151
ARCHROCK PARTNERS LP	4/1/2028	1,199,000	6.25%	SEMI-ANN	—	1,205,774
ARCHROCK PARTNERS LP	9/1/2032	1,085,000	6.63%	SEMI-ANN	—	1,118,984
ARDAGH METAL PACKAGING FINANCE USA LLC	9/1/2028	2,070,000	3.25%	SEMI-ANN	—	1,990,153
ARDAGH METAL PACKAGING FINANCE USA LLC	9/1/2029	4,805,000	4.00%	SEMI-ANN	—	4,523,873
ARDONAGH FINCO LTD	2/15/2031	2,780,000	7.75%	SEMI-ANN	—	2,914,426
ARDONAGH GROUP FINANCE LTD	2/15/2032	3,739,000	8.88%	SEMI-ANN	—	3,885,849
AREIT 2022-CRE7 LLC	6/17/2039	885,726	FLT	MONTHLY	—	885,735
AREIT 2023-CRE8 LLC	8/17/2041	379,277	FLT	MONTHLY	—	379,280
ARES XLIV CLO LTD	4/15/2034	1,100,000	FLT	QUARTERLY	—	1,100,899
ARETEC GROUP INC	8/15/2030	2,152,000	10.00%	SEMI-ANN	—	2,319,445
ARETEC GROUP INC	4/1/2029	4,555,000	7.50%	SEMI-ANN	—	4,574,810
ASBURY AUTOMOTIVE GROUP INC	11/15/2029	201,000	4.63%	SEMI-ANN	—	197,786
ASCEND LEARNING LLC	12/11/2028	2,038,666	ZCP	SEMI-ANN	—	2,048,308
ASGN INC	5/15/2028	1,463,000	4.63%	SEMI-ANN	—	1,437,268
ASHLAND INC	9/1/2031	337,000	3.38%	SEMI-ANN	—	308,254
ASSURED GUARANTY US HOLDINGS INC	6/15/2031	1,100,000	3.15%	SEMI-ANN	—	1,038,483
AT&T INC	12/1/2033	1,021,000	2.55%	SEMI-ANN	—	872,946
AT&T INC	6/1/2051	1,000,000	3.65%	SEMI-ANN	—	705,548
ATHENAHEALTH GROUP INC	2/15/2030	4,256,000	6.50%	SEMI-ANN	—	4,243,192
ATHENE GLOBAL FUNDING	7/16/2026	4,200,000	FLT		—	4,206,393
ATHENE HOLDING LTD	4/1/2054	600,000	6.25%	SEMI-ANN	—	585,619
ATI INC	10/1/2031	2,558,000	5.13%	SEMI-ANN	—	2,559,949
ATI INC	10/1/2029	278,000	4.88%	SEMI-ANN	—	277,630
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	8/20/2026	4,800,000	ZCP		—	4,687,155
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	12/16/2026	1,946,000	FLT		—	1,950,175
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	3/18/2026	254,000	FLT		—	254,238
AVANTOR FUNDING INC	11/1/2029	3,442,000	3.88%	SEMI-ANN	—	3,291,954
AVANTOR FUNDING INC	7/15/2028	1,308,000	4.63%	SEMI-ANN	—	1,300,893
AVIATION CAPITAL GROUP LLC	7/15/2029	500,000	5.38%	SEMI-ANN	—	512,187
AVIENT CORP	8/1/2030	634,000	7.13%	SEMI-ANN	—	652,626
AVIENT CORP	11/1/2031	355,000	6.25%	SEMI-ANN	—	364,909
AVIS BUDGET CAR RENTAL LLC	2/15/2031	1,703,000	8.00%	SEMI-ANN	—	1,750,194
AVIS BUDGET CAR RENTAL LLC	7/15/2027	420,000	5.75%	SEMI-ANN	—	420,634
AVIS BUDGET CAR RENTAL LLC	1/15/2030	1,072,000	8.25%	SEMI-ANN	—	1,109,407
AVIS BUDGET CAR RENTAL LLC	6/15/2032	1,307,000	8.38%	SEMI-ANN	—	1,349,603
AVIS BUDGET RENTAL CAR FUNDING AESOP LLC	2/20/2027	877,333	4.62%	MONTHLY	—	877,667
AVIS BUDGET RENTAL CAR FUNDING AESOP LLC	4/20/2027	9,166,667	6.12%	MONTHLY	—	9,198,481
AXALTA COATING SYSTEMS LLC	6/15/2027	827,000	4.75%	SEMI-ANN	—	823,551
BA CREDIT CARD TRUST	5/15/2028	1,420,000	4.79%	MONTHLY	—	1,424,737
BA CREDIT CARD TRUST	5/15/2028	4,336,000	4.79%	MONTHLY	—	4,350,466
BACARDI LTD	5/15/2048	700,000	5.30%	SEMI-ANN	—	625,669
BAIN CAPITAL CREDIT CLO 2019-4 LTD	4/23/2035	1,100,000	FLT	QUARTERLY	—	1,100,163
BAIN CAPITAL CREDIT CLO 2021-3 LTD	7/24/2034	1,100,000	FLT	QUARTERLY	—	1,097,729
BANCO SANTANDER SA	5/4/2026	4,000,000	ZCP		—	3,947,700
BANCO SANTANDER SA	4/12/2028	775,000	4.38%	SEMI-ANN	—	778,789
BANCO SANTANDER SA	1/17/2030	300,000	5.57%	SEMI-ANN	—	312,658
BANCO SANTANDER SA/NEW YORK	3/19/2026	6,500,000	4.03%		—	6,503,047
BANK OF AMERICA AUTO TRUST 2023-2	6/15/2028	885,471	5.74%	MONTHLY	—	893,856
BANK OF AMERICA CORP	7/22/2027	2,900,000	1.73%	SEMI-ANN	—	2,863,183
BANK OF AMERICA CORP	7/21/2032	1,200,000	2.30%	SEMI-ANN	—	1,073,987
BANK OF MONTREAL	6/28/2028	800,000	4.69%	SEMI-ANN	—	817,462
BANK OF NOVA SCOTIA/THE	2/2/2026	900,000	4.75%	SEMI-ANN	—	900,594
BARCLAYS BANK PLC	5/21/2026	7,500,000	ZCP		—	7,387,193
BARCLAYS PLC	9/10/2035	1,000,000	5.34%	SEMI-ANN	—	1,018,396
BARCLAYS PLC	8/9/2028	700,000	5.50%	SEMI-ANN	—	715,278
BAT CAPITAL CORP	3/25/2031	1,600,000	2.73%	SEMI-ANN	—	1,476,458
BATH & BODY WORKS INC	6/15/2029	1,440,000	7.50%	SEMI-ANN	—	1,475,597
BAUSCH + LOMB CORP	10/1/2028	2,086,000	8.38%	SEMI-ANN	—	2,177,263
BAUSCH HEALTH AMERICAS INC	1/31/2027	345,000	8.50%	SEMI-ANN	—	341,562
BAUSCH HEALTH COS INC	2/15/2029	537,000	6.25%	SEMI-ANN	—	432,285
BAUSCH HEALTH COS INC	6/1/2028	1,456,000	4.88%	SEMI-ANN	—	1,303,120
BAUSCH HEALTH COS INC	9/30/2028	454,000	11.00%	SEMI-ANN	—	470,271
BAYER US FINANCE LLC	11/21/2026	1,400,000	6.13%	SEMI-ANN	—	1,420,064
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

BAYER US FINANCE LLC	1/21/2029	400,000	6.25%	SEMI-ANN	—	420,754
BAYER US FINANCE LLC	11/21/2030	400,000	6.38%	SEMI-ANN	—	428,013
BEACH ACQUISITION BIDCO LLC	7/15/2033	3,174,000	FLT	SEMI-ANN	—	3,503,109
BECTON DICKINSON & CO	2/8/2029	1,300,000	4.87%	SEMI-ANN	—	1,326,386
BEIGNET INVESTOR LLC	5/30/2049	2,100,000	6.58%	QUARTERLY	—	2,225,033
BEIGNET INVESTOR LLC	5/30/2049	4,500,000	6.58%	QUARTERLY	—	4,767,928
BELRON UK FINANCE PLC	10/15/2029	896,000	5.75%	SEMI-ANN	—	915,004
BERKSHIRE HATHAWAY INC	3/15/2026	1,500,000	3.13%	SEMI-ANN	—	1,497,562
BGC GROUP INC	6/10/2029	700,000	6.60%	SEMI-ANN	—	730,469
BLOCK INC	8/15/2030	1,384,000	5.63%	SEMI-ANN	—	1,412,177
BLOCK INC	8/15/2033	1,107,000	6.00%	SEMI-ANN	—	1,136,490
BLOCK INC	5/15/2032	2,661,000	6.50%	SEMI-ANN	—	2,767,411
BMW US CAPITAL LLC	8/12/2026	2,700,000	1.25%	SEMI-ANN	—	2,657,108
BMW US CAPITAL LLC	8/13/2026	3,000,000	4.65%	SEMI-ANN	—	3,012,475
BMW VEHICLE LEASE TRUST	1/25/2027	1,430,662	4.29%	MONTHLY	—	1,431,724
BMW VEHICLE LEASE TRUST	1/25/2027	4,458,743	FLT	MONTHLY	—	4,459,479
BMW VEHICLE LEASE TRUST 2024-1	3/25/2027	5,120,608	4.98%	MONTHLY	—	5,132,785
BNP PARIBAS SA	1/20/2028	1,900,000	2.59%	SEMI-ANN	—	1,870,797
BNP PARIBAS SA/NEW YORK NY	2/12/2026	2,039,000	4.56%		—	2,040,614
BOEING CO/THE	2/4/2026	1,800,000	2.20%	SEMI-ANN	—	1,796,577
BOEING CO/THE	5/1/2050	700,000	5.81%	SEMI-ANN	—	691,543
BOFA AUTO TRUST 2025-1	11/22/2027	3,223,567	FLT	MONTHLY	—	3,225,283
BOFA SECURITIES INC	7/31/2026	7,400,000	ZCP		—	7,237,106
BOOST NEWCO BORROWER LLC	1/15/2031	2,457,000	7.50%	SEMI-ANN	—	2,611,312
BOYNE USA INC	5/15/2029	1,959,000	4.75%	SEMI-ANN	—	1,932,211
BPCE SA	2/11/2026	1,793,000	ZCP		—	1,785,139
BPCE SA	1/20/2032	700,000	2.28%	SEMI-ANN	—	620,846
BRANDYWINE OPERATING PARTNERSHIP LP	10/1/2029	700,000	4.55%	SEMI-ANN	—	668,128
BRANDYWINE OPERATING PARTNERSHIP LP	11/15/2027	200,000	3.95%	SEMI-ANN	—	196,040
BROADCOM INC	9/15/2026	2,024,000	3.46%	SEMI-ANN	—	2,018,380
BROADCOM INC	11/15/2030	200,000	4.15%	SEMI-ANN	—	199,363
BROADSTREET PARTNERS GROUP LLC	4/15/2029	3,852,000	5.88%	SEMI-ANN	—	3,846,232
BWX TECHNOLOGIES INC	6/30/2028	935,000	4.13%	SEMI-ANN	—	920,893
CABOT TRAIL FUNDING LLC	3/16/2026	7,500,000	ZCP		—	7,439,040
CACI INTERNATIONAL INC	6/15/2033	1,558,000	6.38%	SEMI-ANN	—	1,612,029
CAESARS ENTERTAINMENT INC	10/15/2032	2,620,000	6.00%	SEMI-ANN	—	2,547,518
CAESARS ENTERTAINMENT INC	2/15/2032	1,877,000	6.50%	SEMI-ANN	—	1,922,475
CAESARS ENTERTAINMENT INC	2/15/2030	3,123,000	7.00%	SEMI-ANN	—	3,234,357
CAESARS ENTERTAINMENT INC	10/15/2029	2,490,000	4.63%	SEMI-ANN	—	2,388,504
CALIFORNIA BUYER LTD	2/15/2032	1,782,000	6.38%	SEMI-ANN	—	1,784,939
CALPINE CORP	2/15/2028	838,000	4.50%	SEMI-ANN	—	838,547
CANADIAN PACIFIC RAILWAY CO	12/2/2031	900,000	2.45%	SEMI-ANN	—	810,332
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

CANPACK SA	11/15/2029	950,000	3.88%	SEMI-ANN	—	909,920
CANTOR FITZGERALD LP	12/12/2028	700,000	7.20%	SEMI-ANN	—	743,359
CANYON CAPITAL CLO 2019-2 LTD	10/15/2034	1,100,000	FLT	QUARTERLY	—	1,097,575
CAPITAL ONE MULTI-ASSET EXECUTION TRUST	5/15/2028	7,413,000	4.42%	MONTHLY	—	7,427,219
CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1	4/15/2027	855,914	3.17%	MONTHLY	—	855,324
CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1	4/15/2027	862,775	3.17%	MONTHLY	—	862,180
CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1	9/15/2027	3,618,000	3.32%	MONTHLY	—	3,611,712
CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2	5/17/2027	1,613,295	3.66%	MONTHLY	—	1,612,700
CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2	5/17/2027	704,282	3.66%	MONTHLY	—	704,022
CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1	2/15/2028	3,183,148	4.87%	MONTHLY	—	3,194,911
CARMAX AUTO OWNER TRUST 2022-1	8/16/2027	1,293,714	1.70%	MONTHLY	—	1,288,305
CARMAX AUTO OWNER TRUST 2022-3	4/15/2027	1,150,074	3.97%	MONTHLY	—	1,150,033
CARMAX AUTO OWNER TRUST 2022-4	8/16/2027	1,712,692	5.34%	MONTHLY	—	1,717,569
CARMAX AUTO OWNER TRUST 2023-1	10/15/2027	1,444,700	4.75%	MONTHLY	—	1,447,789
CARMAX AUTO OWNER TRUST 2024-2	5/17/2027	69,322	5.65%		—	69,363
CARMAX AUTO OWNER TRUST 2024-4	12/15/2027	1,041,841	4.67%	MONTHLY	—	1,043,439
CARMAX AUTO OWNER TRUST 2025-1	3/15/2028	5,881,351	4.63%	MONTHLY	—	5,895,142
CARMAX AUTO OWNER TRUST 2025-3	7/15/2026	372,339	4.47%		—	372,447
CARNIVAL CORP	8/1/2032	1,845,000	5.75%	SEMI-ANN	—	1,893,894
CARNIVAL CORP	3/15/2030	2,169,000	5.75%	SEMI-ANN	—	2,232,957
CARNIVAL CORP	2/15/2033	1,844,000	6.13%	SEMI-ANN	—	1,904,096
CARPENTER TECHNOLOGY CORP	3/1/2034	1,480,000	5.63%	SEMI-ANN	—	1,502,783
CARVANA AUTO RECEIVABLES TRUST 2022-P3	11/10/2027	1,151,986	4.61%	MONTHLY	—	1,153,120
CARVANA AUTO RECEIVABLES TRUST 2023-P2	4/10/2028	3,781,953	5.42%	MONTHLY	—	3,793,842
CARVANA AUTO RECEIVABLES TRUST 2024-N3	12/10/2027	233,637	4.84%	MONTHLY	—	233,707
CARVANA AUTO RECEIVABLES TRUST 2024-P4	2/10/2028	3,679,379	4.62%	MONTHLY	—	3,681,890
CARVANA AUTO RECEIVABLES TRUST 2025-P3	10/12/2026	913,984	4.17%		—	914,121
CARVANA AUTO RECEIVABLES TRUST 2025-P4	12/10/2026	12,490,610	4.08%	MONTHLY	—	12,495,631
CATERPILLAR FINANCIAL SERVICES CORP	2/27/2026	5,750,000	FLT	NOTE	—	5,753,540
CCO HOLDINGS LLC	2/1/2032	3,113,000	4.75%	SEMI-ANN	—	2,845,102
CCO HOLDINGS LLC	8/15/2030	4,071,000	4.50%	SEMI-ANN	—	3,832,895
CCO HOLDINGS LLC	2/1/2031	540,000	4.25%	SEMI-ANN	—	496,317
CCO HOLDINGS LLC	5/1/2032	1,839,000	4.50%	SEMI-ANN	—	1,650,571
CCO HOLDINGS LLC	3/1/2030	5,911,000	4.75%	SEMI-ANN	—	5,645,652
CCO HOLDINGS LLC	2/1/2028	3,343,000	5.00%	SEMI-ANN	—	3,316,723
CCO HOLDINGS LLC	5/1/2027	4,639,000	5.13%	SEMI-ANN	—	4,632,623
CD&R SMOKEY BUYER INC	10/15/2029	576,000	9.50%	SEMI-ANN	—	469,713
CDP FINANCIAL INC	1/21/2026	7,500,000	ZCP		—	7,483,577
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

CDP FINANCIAL INC	2/3/2026	1,250,000	ZCP		—	1,245,570
CDP FINANCIAL INC	5/12/2026	4,100,000	ZCP		—	4,043,018
CDP FINANCIAL INC	11/24/2026	2,756,000	FLT		—	2,756,017
CELANESE US HOLDINGS LLC	7/15/2032	654,000	FLT	SEMI-ANN	—	681,946
CELANESE US HOLDINGS LLC	2/15/2031	995,000	7.00%	SEMI-ANN	—	1,019,192
CELANESE US HOLDINGS LLC	4/15/2030	554,000	6.50%	SEMI-ANN	—	556,732
CELANESE US HOLDINGS LLC	4/15/2033	600,000	6.75%	SEMI-ANN	—	596,858
CELANESE US HOLDINGS LLC	2/15/2034	1,292,000	7.38%	SEMI-ANN	—	1,313,708
CELANESE US HOLDINGS LLC	11/15/2033	1,451,000	FLT	SEMI-ANN	—	1,534,338
CENTENE CORP	10/15/2030	1,700,000	3.00%	SEMI-ANN	—	1,520,715
CENTERPOINT ENERGY HOUSTON ELECTRIC LLC	4/1/2033	500,000	4.95%	SEMI-ANN	—	510,051
CENTRAL PARENT INC	6/15/2029	581,000	7.25%	SEMI-ANN	—	492,578
CENTRAL PARENT LLC	6/15/2029	574,000	8.00%	SEMI-ANN	—	498,971
CHARLES RIVER LABORATORIES INTERNATIONAL INC	3/15/2031	250,000	4.00%	SEMI-ANN	—	236,971
CHARLES RIVER LABORATORIES INTERNATIONAL INC	5/1/2028	1,473,000	4.25%	SEMI-ANN	—	1,459,749
CHART INDUSTRIES INC	1/1/2030	777,000	7.50%	SEMI-ANN	—	809,825
CHENIERE ENERGY INC	10/15/2028	700,000	4.63%	SEMI-ANN	—	699,068
CHENIERE ENERGY PARTNERS LP	10/1/2029	200,000	4.50%	SEMI-ANN	—	200,496
CHOBANI HOLDCO II LLC	10/1/2029	2,320,425	FLT	SEMI-ANN	—	2,476,813
CHS/COMMUNITY HEALTH SYSTEMS INC	4/15/2029	1,442,000	6.88%	SEMI-ANN	—	1,283,380
CHS/COMMUNITY HEALTH SYSTEMS INC	1/15/2032	740,000	10.88%	SEMI-ANN	—	807,666
CHS/COMMUNITY HEALTH SYSTEMS INC	5/15/2030	3,558,000	5.25%	SEMI-ANN	—	3,341,387
CHURCHILL DOWNS INC	4/1/2030	900,000	5.75%	SEMI-ANN	—	908,720
CHURCHILL DOWNS INC	5/1/2031	1,097,000	6.75%	SEMI-ANN	—	1,137,602
CINEMARK USA INC	8/1/2032	871,000	7.00%	SEMI-ANN	—	904,041
CINEMARK USA INC	7/15/2028	2,001,000	5.25%	SEMI-ANN	—	2,000,860
CIPHER COMPUTE LLC	11/15/2030	2,463,000	7.13%	SEMI-ANN	—	2,508,523
CISCO SYSTEMS INC	2/28/2026	6,977,000	2.95%	SEMI-ANN	—	6,965,234
CITIBANK NA	3/27/2026	2,416,000	FLT	MONTHLY	—	2,417,149
CITIBANK NA	8/6/2026	380,000	FLT	QUARTERLY	—	380,682
CITIBANK NA	12/4/2026	1,000,000	5.49%	SEMI-ANN	—	1,013,280
CITIBANK NA/NEW YORK CITY	2/25/2026	5,000,000	4.48%		—	5,003,941
CITIGROUP INC	2/13/2030	700,000	5.17%	SEMI-ANN	—	718,935
CITIZENS AUTO RECEIVABLES TRUST 2023-1	1/18/2028	306,591	5.84%	MONTHLY	—	308,427
CIVITAS RESOURCES INC	6/15/2033	3,561,000	9.63%	SEMI-ANN	—	3,841,497
CIVITAS RESOURCES INC	11/1/2030	607,000	8.63%	SEMI-ANN	—	636,182
CIVITAS RESOURCES INC	7/1/2031	2,142,000	8.75%	SEMI-ANN	—	2,222,114
CLARIOS GLOBAL LP	2/15/2030	1,216,000	6.75%	SEMI-ANN	—	1,269,334
CLARIOS GLOBAL LP	9/15/2032	2,282,000	6.75%	SEMI-ANN	—	2,364,768
CLARIVATE SCIENCE HOLDINGS CORP	7/1/2029	4,769,000	4.88%	SEMI-ANN	—	4,509,025
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

CLEAR CHANNEL OUTDOOR HOLDINGS INC	3/15/2033	1,719,000	7.50%	SEMI-ANN	—	1,818,312
CLEAR CHANNEL OUTDOOR HOLDINGS INC	4/15/2028	1,964,000	7.75%	SEMI-ANN	—	1,965,534
CLEAR CHANNEL OUTDOOR HOLDINGS INC	2/15/2031	1,711,000	7.13%	SEMI-ANN	—	1,792,452
CLEAR CHANNEL OUTDOOR HOLDINGS INC	4/1/2030	1,721,000	7.88%	SEMI-ANN	—	1,812,561
CLEAR CHANNEL OUTDOOR HOLDINGS INC	6/1/2029	1,977,000	7.50%	SEMI-ANN	—	1,963,064
CLEARWAY ENERGY OPERATING LLC	2/15/2031	4,468,000	3.75%	SEMI-ANN	—	4,172,895
CLEARWAY ENERGY OPERATING LLC	3/15/2028	2,115,000	4.75%	SEMI-ANN	—	2,110,673
CLEARWAY ENERGY OPERATING LLC	1/15/2032	1,614,000	3.75%	SEMI-ANN	—	1,469,056
CLEVELAND-CLIFFS INC	3/15/2032	284,000	7.00%	SEMI-ANN	—	291,100
CLEVELAND-CLIFFS INC	11/1/2029	545,000	6.88%	SEMI-ANN	—	564,463
CLEVELAND-CLIFFS INC	5/1/2033	306,000	7.38%	SEMI-ANN	—	318,250
CLOUD SOFTWARE GROUP INC	3/31/2029	4,183,000	6.50%	SEMI-ANN	—	4,237,747
CLOUD SOFTWARE GROUP INC	6/30/2032	2,330,000	8.25%	SEMI-ANN	—	2,434,944
CLOUD SOFTWARE GROUP INC	9/30/2029	6,273,000	9.00%	SEMI-ANN	—	6,531,406
CLYDESDALE ACQUISITION HOLDINGS INC	4/15/2032	560,000	6.75%	SEMI-ANN	—	575,834
CLYDESDALE ACQUISITION HOLDINGS INC	4/15/2029	1,305,000	6.63%	SEMI-ANN	—	1,327,635
CLYDESDALE ACQUISITION HOLDINGS INC	4/15/2030	2,989,000	8.75%	SEMI-ANN	—	3,038,429
CNH EQUIPMENT TRUST 2024-C	2/18/2028	824,945	4.30%	MONTHLY	—	825,722
CNH EQUIPMENT TRUST 2025-B	8/14/2026	3,997,399	4.47%	MONTHLY	—	4,000,014
CNX MIDSTREAM PARTNERS LP	4/15/2030	1,963,000	4.75%	SEMI-ANN	—	1,904,006
CNX RESOURCES CORP	1/15/2031	650,000	7.38%	SEMI-ANN	—	673,089
CNX RESOURCES CORP	1/15/2029	1,573,000	6.00%	SEMI-ANN	—	1,583,514
CNX RESOURCES CORP	3/1/2032	1,242,000	7.25%	SEMI-ANN	—	1,296,901
COLGATE-PALMOLIVE CO	3/2/2026	5,250,000	4.80%	SEMI-ANN	—	5,258,316
COMMONWEALTH BANK OF AUSTRALIA	3/13/2026	2,000,000	FLT		—	2,002,390
COMMONWEALTH BANK OF AUSTRALIA	11/27/2026	1,000,000	FLT		—	1,001,667
COMPASS MINERALS INTERNATIONAL INC	7/1/2030	978,000	8.00%	SEMI-ANN	—	1,023,392
COMSTOCK RESOURCES INC	1/15/2030	736,000	5.88%	SEMI-ANN	—	715,865
COMSTOCK RESOURCES INC	3/1/2029	1,075,000	6.75%	SEMI-ANN	—	1,077,384
CONAGRA BRANDS INC	11/1/2027	800,000	1.38%	SEMI-ANN	—	760,166
CONCENTRA HEALTH SERVICES INC	7/15/2032	1,796,000	6.88%	SEMI-ANN	—	1,878,174
CONCORD MINUTEMEN CAPITAL CO LLC	2/25/2026	7,000,000	ZCP		—	6,958,528
CONSTELLATION ENERGY GENERATION LLC	3/1/2028	500,000	5.60%	SEMI-ANN	—	515,976
CONSTELLIUM SE	4/15/2029	2,092,000	3.75%	SEMI-ANN	—	2,020,032
CONSTELLIUM SE	6/15/2028	1,947,000	5.63%	SEMI-ANN	—	1,946,698
CONSTELLIUM SE	8/15/2032	964,000	6.38%	SEMI-ANN	—	994,997
CONSUMERS 2023 SECURITIZATION FUNDING LLC	9/1/2031	700,000	5.21%	SEMI-ANN	—	721,907
COOPERATIEVE RABOBANK UA	4/6/2028	3,900,000	3.65%	SEMI-ANN	—	3,880,587
COOPERATIEVE RABOBANK UA/NY	1/9/2026	1,011,000	4.85%	SEMI-ANN	—	1,011,140
COOPERATIEVE RABOBANK UA/NY	1/9/2026	1,924,000	FLT		—	1,924,192
COOPERATIEVE RABOBANK UA/NY	10/5/2026	1,400,000	FLT		—	1,406,898
COOPERATIEVE RABOBANK UA/NY	8/28/2026	3,705,000	FLT		—	3,714,247
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

COREBRIDGE GLOBAL FUNDING	9/25/2026	1,182,000	FLT		—	1,189,842
CORP ANDINA DE FOMENTO	3/2/2026	14,500,000	ZCP		—	14,408,602
COUGAR JV SUBSIDIARY LLC	5/15/2032	620,000	8.00%	SEMI-ANN	—	662,822
CP ATLAS BUYER INC	7/15/2030	955,000	9.75%	SEMI-ANN	—	989,141
CRC INSURANCE GROUP LLC	3/8/2032	690,891	ZCP	SEMI-ANN	—	701,541
CREDIT AGRICOLE SA	1/26/2027	300,000	1.25%		—	299,372
CREDIT AGRICOLE SA	10/3/2029	800,000	6.32%	SEMI-ANN	—	843,455
CREDIT INDUSTRIEL ET COMMERCIAL/NEW YORK	2/11/2026	1,687,000	ZCP		—	1,679,644
CREDIT INDUSTRIEL ET COMMERCIAL/NEW YORK	5/12/2026	2,836,000	ZCP		—	2,796,680
CROSSCOUNTRY INTERMEDIATE HOLDCO LLC	10/1/2030	1,107,000	6.50%	SEMI-ANN	—	1,129,090
CROWN CASTLE INC	6/15/2026	400,000	3.70%	SEMI-ANN	—	399,100
CROWN CASTLE INC	9/1/2028	700,000	4.80%	SEMI-ANN	—	710,407
CROWN CASTLE INC	9/1/2027	200,000	3.65%	SEMI-ANN	—	198,486
CSC HOLDINGS LLC	2/1/2029	2,681,000	6.50%	SEMI-ANN	—	1,776,071
CSC HOLDINGS LLC	4/15/2027	1,010,000	5.50%	SEMI-ANN	—	865,708
CSC HOLDINGS LLC	2/15/2031	2,359,000	3.38%	SEMI-ANN	—	1,427,844
CSC HOLDINGS LLC	1/15/2030	1,106,000	5.75%	SEMI-ANN	—	408,849
CSC HOLDINGS LLC	2/1/2028	1,070,000	5.38%	SEMI-ANN	—	776,017
CSC HOLDINGS LLC	1/31/2029	680,000	11.75%	SEMI-ANN	—	505,377
CSC HOLDINGS LLC	11/15/2031	759,000	5.00%	SEMI-ANN	—	267,946
CVS HEALTH CORP	8/21/2027	800,000	1.30%	SEMI-ANN	—	765,415
CVS PASS-THROUGH TRUST	1/10/2028	36,796	5.88%	MONTHLY	—	37,106
CVS PASS-THROUGH TRUST	12/10/2028	196,572	6.04%	MONTHLY	—	198,695
DAIMLER TRUCK FINANCE NORTH AMERICA LLC	1/15/2027	700,000	5.00%	SEMI-ANN	—	706,794
DANONE SA	11/2/2026	3,000,000	2.95%	SEMI-ANN	—	2,975,204
DANSKE BANK A/S	2/6/2026	1,125,000	ZCP		—	1,120,670
DARLING INGREDIENTS INC	6/15/2030	1,756,000	6.00%	SEMI-ANN	—	1,784,855
DAVITA INC	6/1/2030	1,055,000	4.63%	SEMI-ANN	—	1,025,714
DAVITA INC	7/15/2033	1,407,000	6.75%	SEMI-ANN	—	1,458,908
DBS BANK LTD	1/23/2026	10,270,000	ZCP		—	10,245,703
DBS BANK LTD	4/8/2026	7,500,000	ZCP		—	7,422,825
DCAT LLC	1/12/2026	3,000,000	ZCP		—	2,996,252
DCAT LLC	1/6/2026	4,000,000	ZCP		—	3,997,505
DCAT LLC	2/5/2026	4,000,000	ZCP		—	3,985,024
DELEK LOGISTICS PARTNERS LP	6/30/2033	3,825,000	7.38%	SEMI-ANN	—	3,903,107
DELEK LOGISTICS PARTNERS LP	3/15/2029	4,215,000	8.63%	SEMI-ANN	—	4,418,012
DELL EQUIPMENT FINANCE TRUST 2023-2	1/22/2029	456,005	5.65%	MONTHLY	—	457,059
DELL EQUIPMENT FINANCE TRUST 2023-3	4/23/2029	1,638,590	5.93%	MONTHLY	—	1,647,233
DELL EQUIPMENT FINANCE TRUST 2025-1	7/22/2027	9,221,000	4.68%	MONTHLY	—	9,253,431
DELL EQUIPMENT FINANCE TRUST 2025-1	5/22/2026	870,024	4.61%	MONTHLY	—	870,431
DELL EQUIPMENT FINANCE TRUST 2025-2	10/22/2026	5,958,356	4.15%	MONTHLY	—	5,963,135
DEUTSCHE BANK AG/NEW YORK NY	2/8/2028	800,000	5.71%	SEMI-ANN	—	812,626
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

DEUTSCHE BANK AG/NEW YORK NY	11/20/2029	700,000	6.82%	SEMI-ANN	—	746,557
DEWOLF PARK CLO LTD	10/15/2030	92,165	FLT		—	92,172
DIRECTV FINANCING LLC	8/15/2027	246,000	5.88%	SEMI-ANN	—	247,446
DISCOVER CARD EXECUTION NOTE TRUST	3/15/2028	18,232,000	4.31%	MONTHLY	—	18,250,531
DISH DBS CORP	12/1/2028	1,694,000	5.75%	SEMI-ANN	—	1,663,089
DISH DBS CORP	12/1/2026	265,000	5.25%	SEMI-ANN	—	256,983
DISH NETWORK CORP	11/15/2027	4,810,000	11.75%	SEMI-ANN	—	5,005,863
DNB BANK ASA	3/16/2026	4,000,000	ZCP		—	3,969,522
DNB BANK ASA	4/15/2026	4,000,000	ZCP		—	3,956,890
DNB BANK ASA	7/7/2026	3,900,000	ZCP		—	3,824,940
DRIVE AUTO RECEIVABLES TRUST 2024-2	12/15/2027	313,972	4.94%		—	314,084
DRIVE AUTO RECEIVABLES TRUST 2025-2	10/16/2028	5,794,000	4.29%	MONTHLY	—	5,798,102
DRYDEN 54 SENIOR LOAN FUND	10/19/2029	137,954	FLT	QUARTERLY	—	137,962
DRYDEN 95 CLO LTD	8/20/2034	1,100,000	FLT	QUARTERLY	—	1,099,216
ECHOSTAR CORP	11/30/2029	6,100,940	10.75%	SEMI-ANN	—	6,746,427
EDISON INTERNATIONAL	11/15/2029	800,000	6.95%	SEMI-ANN	—	852,296
EL PASO NATURAL GAS CO LLC	6/15/2032	70,000	8.38%	SEMI-ANN	—	84,130
ELEMENT SOLUTIONS INC	9/1/2028	3,115,000	3.88%	SEMI-ANN	—	3,044,687
ELEVATION CLO 2021-15 LTD	1/25/2035	1,100,000	FLT	QUARTERLY	—	1,097,909
EMD FINANCE LLC	10/15/2030	1,200,000	4.38%	SEMI-ANN	—	1,204,044
EMERSON ELECTRIC CO	2/23/2026	7,500,000	ZCP		—	7,458,488
EMRLD BORROWER LP	12/15/2030	4,184,000	6.63%	SEMI-ANN	—	4,361,083
EMRLD BORROWER LP	7/15/2031	1,208,000	6.75%	SEMI-ANN	—	1,273,121
ENBRIDGE INC	4/5/2029	800,000	5.30%	SEMI-ANN	—	825,233
ENCOMPASS HEALTH CORP	2/1/2028	436,000	4.50%	SEMI-ANN	—	435,232
ENCOMPASS HEALTH CORP	4/1/2031	823,000	4.63%	SEMI-ANN	—	806,005
ENERGY TRANSFER LP	7/15/2026	200,000	3.90%	SEMI-ANN	—	199,834
ENTEGRIS INC	6/15/2030	3,839,000	5.95%	SEMI-ANN	—	3,915,820
ENTERGY TEXAS INC	3/15/2031	900,000	1.75%	SEMI-ANN	—	794,669
ENTERPRISE FLEET FINANCING 2022-3 LLC	7/20/2029	42,718	4.38%	MONTHLY	—	42,738
ENTERPRISE FLEET FINANCING 2022-4 LLC	10/22/2029	1,064,610	5.76%	MONTHLY	—	1,068,208
ENTERPRISE FLEET FINANCING 2023-1 LLC	1/22/2029	1,478,680	5.51%	MONTHLY	—	1,480,919
ENTERPRISE FLEET FINANCING 2024-2 LLC	12/20/2026	2,779,895	5.74%	MONTHLY	—	2,789,880
ENTERPRISE FLEET FINANCING 2024-3 LLC	4/20/2027	8,213,547	5.31%	MONTHLY	—	8,242,870
ENTERPRISE FLEET FINANCING 2025-2 LLC	5/20/2026	399,573	4.56%	MONTHLY	—	399,809
ENTERPRISE FLEET FINANCING 2025-3 LLC	7/20/2026	1,785,991	4.55%	MONTHLY	—	1,788,010
ENTERPRISE FLEET FINANCING 2025-4 LLC	10/20/2026	3,344,269	4.10%	MONTHLY	—	3,347,294
EPR PROPERTIES	4/15/2028	500,000	4.95%	SEMI-ANN	—	503,774
EQUITABLE FINANCIAL LIFE GLOBAL FUNDING	1/9/2026	3,150,000	1.00%	SEMI-ANN	—	3,148,198
EUROPEAN INVESTMENT BANK	5/5/2026	11,200,000	ZCP		—	11,058,963
EVERSOURCE ENERGY	1/1/2027	700,000	5.00%	SEMI-ANN	—	706,159
EXPORT DEVELOPMENT CANADA	5/8/2026	11,400,000	ZCP		—	11,256,647
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

F&G ANNUITIES & LIFE INC	6/4/2029	800,000	6.50%	SEMI-ANN	—	833,842
F&G GLOBAL FUNDING	6/30/2026	300,000	1.75%	SEMI-ANN	—	296,294
FAIR ISAAC CORP	5/15/2033	1,550,000	6.00%	SEMI-ANN	—	1,592,228
FERTITTA ENTERTAINMENT LLC	1/15/2030	2,965,000	6.75%	SEMI-ANN	—	2,818,041
FIBERCOP SPA	7/18/2036	778,000	7.20%	SEMI-ANN	—	774,305
FIBERCOP SPA	6/4/2038	517,000	7.72%	SEMI-ANN	—	518,035
FIRSTENERGY CORP	7/15/2027	700,000	3.90%	SEMI-ANN	—	697,325
FIRSTENERGY PENNSYLVANIA ELECTRIC CO	4/1/2028	400,000	5.20%	SEMI-ANN	—	408,499
FLASH COMPUTE LLC	12/31/2030	1,372,000	7.25%	SEMI-ANN	—	1,360,715
FLORIDA POWER & LIGHT CO	4/1/2028	700,000	5.05%	SEMI-ANN	—	717,934
FOCUS FINANCIAL PARTNERS LLC	9/15/2031	1,867,000	6.75%	SEMI-ANN	—	1,922,366
FORD CREDIT AUTO LEASE TRUST 2024-A	6/15/2027	700,000	5.05%	MONTHLY	—	702,966
FORD CREDIT AUTO LEASE TRUST 2024-A	5/15/2027	6,987,071	5.06%	MONTHLY	—	7,000,157
FORD CREDIT AUTO LEASE TRUST 2024-B	12/15/2027	3,205,000	4.99%	MONTHLY	—	3,222,827
FORD CREDIT AUTO LEASE TRUST 2024-B	2/15/2027	101,150	5.18%	MONTHLY	—	101,195
FORD CREDIT AUTO LEASE TRUST 2025-A	8/15/2027	5,453,737	4.57%	MONTHLY	—	5,465,266
FORD CREDIT AUTO LEASE TRUST 2025-A	8/15/2027	5,100,241	FLT	MONTHLY	—	5,100,904
FORD CREDIT AUTO OWNER TRUST 2022-C	12/15/2027	1,937,383	4.59%	MONTHLY	—	1,940,806
FORD CREDIT AUTO OWNER TRUST 2022-D	5/17/2027	734,978	5.27%	MONTHLY	—	737,119
FORD CREDIT AUTO OWNER TRUST 2023-A	2/15/2028	3,940,669	4.65%	MONTHLY	—	3,950,944
FORD CREDIT AUTO OWNER TRUST 2024-B	4/15/2027	525,904	5.40%	MONTHLY	—	526,618
FORD CREDIT AUTO OWNER TRUST 2024-C	8/15/2027	122,620	4.32%	MONTHLY	—	122,725
FORD CREDIT AUTO OWNER TRUST 2024-D	10/15/2027	2,456,879	4.59%	MONTHLY	—	2,461,921
FORD CREDIT AUTO OWNER TRUST 2025-B	10/15/2026	10,240,269	4.06%	MONTHLY	—	10,244,647
FORD CREDIT FLOORPLAN MASTER OWNER TRUST A	5/15/2028	8,633,000	4.92%	MONTHLY	—	8,660,528
FORD MOTOR CREDIT CO LLC	8/1/2026	400,000	4.54%	SEMI-ANN	—	399,477
FORD MOTOR CREDIT CO LLC	11/7/2029	700,000	5.88%	SEMI-ANN	—	719,015
FRONTIER COMMUNICATIONS HOLDINGS LLC	3/15/2031	2,165,000	8.63%	SEMI-ANN	—	2,277,976
FRONTIER COMMUNICATIONS HOLDINGS LLC	5/15/2030	1,923,000	8.75%	SEMI-ANN	—	2,008,287
GARDA WORLD SECURITY CORP	6/1/2029	510,000	6.00%	SEMI-ANN	—	500,153
GARDA WORLD SECURITY CORP	11/15/2032	485,000	8.38%	SEMI-ANN	—	494,005
GENERAL MOTORS FINANCIAL CO INC	5/8/2027	800,000	FLT		—	804,453
GENESEE & WYOMING INC	4/15/2032	3,246,000	6.25%	SEMI-ANN	—	3,347,448
GFL ENVIRONMENTAL INC	1/15/2031	1,110,000	6.75%	SEMI-ANN	—	1,164,572
GGAM FINANCE LTD	4/15/2029	1,437,000	6.88%	SEMI-ANN	—	1,490,300
GGAM FINANCE LTD	6/15/2028	1,640,000	8.00%	SEMI-ANN	—	1,736,675
GGAM FINANCE LTD	3/15/2030	1,110,000	5.88%	SEMI-ANN	—	1,126,417
GLOBAL PAYMENTS INC	8/15/2029	1,900,000	3.20%	SEMI-ANN	—	1,813,102
GLP CAPITAL LP	1/15/2030	600,000	4.00%	SEMI-ANN	—	583,284
GLP CAPITAL LP	1/15/2029	500,000	5.30%	SEMI-ANN	—	509,182
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-1	3/22/2027	8,952,063	5.09%	MONTHLY	—	8,972,303
GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-2	7/20/2027	1,320,090	5.39%	MONTHLY	—	1,325,586
GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3	10/20/2027	3,224,000	4.21%	MONTHLY	—	3,228,951
GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3	1/20/2027	1,437,236	4.29%	MONTHLY	—	1,437,918
GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3	1/20/2027	3,125,254	FLT	MONTHLY	—	3,126,124
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-2	4/17/2028	3,969,413	3.25%	MONTHLY	—	3,961,953
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-3	4/16/2027	11,503	3.64%		—	11,501
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-3	12/16/2027	1,316,000	3.71%	MONTHLY	—	1,314,648
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-4	8/16/2027	2,748,420	4.82%	MONTHLY	—	2,752,280
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-4	8/16/2027	378,974	4.82%	MONTHLY	—	379,506
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2023-2	2/16/2028	2,004,868	4.47%	MONTHLY	—	2,008,373
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2024-3	6/16/2027	59,928	5.35%		—	59,968
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2024-3	6/16/2027	619,393	5.35%		—	619,808
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2024-3	6/16/2027	1,396,165	FLT		—	1,396,268
GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2025-2	2/16/2028	4,060,451	FLT	MONTHLY	—	4,063,748
GOEASY LTD	10/1/2030	382,000	7.38%	SEMI-ANN	—	367,704
GOEASY LTD	12/1/2028	75,000	9.25%	SEMI-ANN	—	77,114
GOEASY LTD	2/15/2031	236,000	6.88%	SEMI-ANN	—	220,752
GOEASY LTD	5/15/2030	383,000	6.88%	SEMI-ANN	—	365,570
GOEASY LTD	7/1/2029	1,373,000	7.63%	SEMI-ANN	—	1,358,178
GOLDMAN SACHS GROUP INC/THE	7/21/2032	600,000	2.38%	SEMI-ANN	—	537,948
GOLDMAN SACHS GROUP INC/THE	3/9/2027	1,700,000	1.43%	SEMI-ANN	—	1,691,338
GOLDMAN SACHS GROUP INC/THE	10/21/2027	400,000	1.95%	SEMI-ANN	—	393,261
GOLDMAN SACHS GROUP INC/THE	4/22/2032	200,000	2.62%	SEMI-ANN	—	182,532
GOLDMAN SACHS GROUP INC/THE	4/25/2030	2,100,000	5.73%	SEMI-ANN	—	2,195,298
GRAY MEDIA INC	7/15/2032	460,000	9.63%	SEMI-ANN	—	478,642
GRAY MEDIA INC	8/15/2033	1,243,000	7.25%	SEMI-ANN	—	1,270,133
GREATAMERICA LEASING RECEIVABLES FUNDING LLC	11/16/2026	14,834,573	4.04%	MONTHLY	—	14,838,318
GREATAMERICA LEASING RECEIVABLES FUNDING LLC SERIES 2024-1	8/17/2026	518,445	5.32%	MONTHLY	—	518,935
GRIFOLS SA	10/15/2028	3,537,000	4.75%	SEMI-ANN	—	3,492,914
GROUP 1 AUTOMOTIVE INC	1/15/2030	560,000	6.38%	SEMI-ANN	—	576,382
GROUP 1 AUTOMOTIVE INC	8/15/2028	897,000	4.00%	SEMI-ANN	—	879,392
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

GXO LOGISTICS INC	5/6/2029	700,000	6.25%	SEMI-ANN	—	737,539
HALEON US CAPITAL LLC	3/24/2027	600,000	3.38%	SEMI-ANN	—	595,710
HANWHA FUTUREPROOF CORP	4/30/2028	800,000	4.75%	SEMI-ANN	—	814,738
HARBOUR ENERGY PLC	4/1/2035	800,000	6.33%	SEMI-ANN	—	811,453
HARLEY-DAVIDSON MOTORCYCLE TRUST 2023-A	12/15/2027	836,454	5.05%	MONTHLY	—	838,975
HAT HOLDINGS I LLC	6/15/2027	162,000	8.00%	SEMI-ANN	—	168,179
HB FULLER CO	10/15/2028	1,391,000	4.25%	SEMI-ANN	—	1,376,351
HCA INC	9/1/2028	500,000	5.63%	SEMI-ANN	—	515,934
HEALTHEQUITY INC	10/1/2029	1,510,000	4.50%	SEMI-ANN	—	1,483,708
HERC HOLDINGS INC	6/15/2029	1,361,000	6.63%	SEMI-ANN	—	1,413,460
HERC HOLDINGS INC	6/15/2033	4,535,000	7.25%	SEMI-ANN	—	4,818,463
HERC HOLDINGS INC	6/15/2030	1,606,000	7.00%	SEMI-ANN	—	1,690,144
HERC HOLDINGS INC	3/15/2034	584,000	6.00%	SEMI-ANN	—	591,568
HERENS HOLDCO SARL	5/15/2028	1,787,000	4.75%	SEMI-ANN	—	1,552,194
HESS MIDSTREAM OPERATIONS LP	3/1/2028	664,000	5.88%	SEMI-ANN	—	675,739
HESS MIDSTREAM OPERATIONS LP	10/15/2030	536,000	5.50%	SEMI-ANN	—	542,630
HESS MIDSTREAM OPERATIONS LP	2/15/2030	520,000	4.25%	SEMI-ANN	—	508,708
HIGHTOWER HOLDING LLC	4/15/2029	2,670,000	6.75%	SEMI-ANN	—	2,658,962
HIGHTOWER HOLDING LLC	1/31/2030	2,617,000	9.13%	SEMI-ANN	—	2,774,038
HIGHWOODS REALTY LP	3/15/2028	800,000	4.13%	SEMI-ANN	—	793,127
HILCORP ENERGY I LP	4/15/2032	950,000	6.25%	SEMI-ANN	—	894,187
HILCORP ENERGY I LP	2/1/2029	1,474,000	5.75%	SEMI-ANN	—	1,457,641
HILCORP ENERGY I LP	2/1/2031	725,000	6.00%	SEMI-ANN	—	689,084
HILCORP ENERGY I LP	4/15/2030	2,182,000	6.00%	SEMI-ANN	—	2,120,181
HILCORP ENERGY I LP	11/1/2028	270,000	6.25%	SEMI-ANN	—	272,057
HILCORP ENERGY I LP	2/15/2035	2,998,000	7.25%	SEMI-ANN	—	2,849,215
HILCORP ENERGY I LP	11/1/2033	418,000	8.38%	SEMI-ANN	—	426,858
HILTON DOMESTIC OPERATING CO INC	3/15/2033	1,336,000	5.88%	SEMI-ANN	—	1,374,363
HILTON GRAND VACATIONS BORROWER LLC	1/15/2032	2,754,000	6.63%	SEMI-ANN	—	2,822,781
HOME EQUITY ASSET TRUST 2002-3	2/25/2033	211	FLT	MONTHLY	—	206
HOME EQUITY MORTGAGE LOAN ASSET-BACKED TRUST SERIES INABS 2007-A	4/25/2037	472,648	FLT	MONTHLY	—	423,024
HONDA AUTO RECEIVABLES 2023-1 OWNER TRUST	4/21/2027	1,643,626	5.04%	MONTHLY	—	1,647,399
HONDA AUTO RECEIVABLES 2023-1 OWNER TRUST	4/21/2027	106,078	5.04%	MONTHLY	—	106,321
HONDA AUTO RECEIVABLES 2023-2 OWNER TRUST	11/15/2027	1,005,679	4.93%	MONTHLY	—	1,010,342
HONDA AUTO RECEIVABLES 2023-2 OWNER TRUST	11/15/2027	2,094,773	4.93%	MONTHLY	—	2,104,486
HONDA AUTO RECEIVABLES 2023-3 OWNER TRUST	2/18/2028	2,116,684	5.41%	MONTHLY	—	2,131,511
HONDA AUTO RECEIVABLES 2024-1 OWNER TRUST	8/15/2028	2,657,427	5.21%	MONTHLY	—	2,680,531
HONDA AUTO RECEIVABLES 2024-3 OWNER TRUST	2/22/2027	526,024	4.89%	MONTHLY	—	526,643
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

HONDA AUTO RECEIVABLES 2024-4 OWNER TRUST	3/15/2027	2,801,150	4.56%	MONTHLY	—	2,803,908
HONDA AUTO RECEIVABLES 2024-4 OWNER TRUST	3/15/2027	3,226,865	4.56%	MONTHLY	—	3,230,042
HONDA AUTO RECEIVABLES 2025-1 OWNER TRUST	8/23/2027	2,227,735	4.53%	MONTHLY	—	2,232,615
HOWDEN UK REFINANCE PLC	2/15/2032	1,425,000	8.13%	SEMI-ANN	—	1,471,186
HPEFS EQUIPMENT TRUST 2024-1	5/20/2031	99,283	5.18%	MONTHLY	—	99,447
HPEFS EQUIPMENT TRUST 2025-2	10/20/2026	2,836,979	4.15%	MONTHLY	—	2,839,457
HSBC HOLDINGS PLC	11/6/2031	1,800,000	4.62%	SEMI-ANN	—	1,807,127
HSBC HOLDINGS PLC	11/3/2028	500,000	7.39%	SEMI-ANN	—	528,655
HUB INTERNATIONAL LTD	6/15/2030	3,625,000	7.25%	SEMI-ANN	—	3,805,978
HUB INTERNATIONAL LTD	12/1/2029	2,517,000	5.63%	SEMI-ANN	—	2,516,577
HUB INTERNATIONAL LTD	1/31/2032	2,461,000	7.38%	SEMI-ANN	—	2,582,436
HUDBAY MINERALS INC	4/1/2029	1,672,000	6.13%	SEMI-ANN	—	1,693,972
HYUNDAI AUTO LEASE SECURITIZATION TRUST 2023-C	12/15/2026	169,563	5.80%	MONTHLY	—	169,715
HYUNDAI AUTO LEASE SECURITIZATION TRUST 2024-B	5/17/2027	14,132,393	5.41%	MONTHLY	—	14,204,484
HYUNDAI AUTO LEASE SECURITIZATION TRUST 2024-B	5/17/2027	6,845,364	5.41%	MONTHLY	—	6,880,282
HYUNDAI AUTO LEASE SECURITIZATION TRUST 2024-C	3/15/2027	500,111	4.77%	MONTHLY	—	501,331
HYUNDAI AUTO LEASE SECURITIZATION TRUST 2025-A	6/15/2027	1,837,877	4.60%	MONTHLY	—	1,842,848
HYUNDAI AUTO RECEIVABLES TRUST 2022-C	6/15/2027	1,421,975	5.39%	MONTHLY	—	1,425,108
HYUNDAI AUTO RECEIVABLES TRUST 2023-A	4/15/2027	818,906	4.58%	MONTHLY	—	819,596
HYUNDAI AUTO RECEIVABLES TRUST 2024-A	2/15/2029	4,938,190	4.99%	MONTHLY	—	4,980,483
HYUNDAI AUTO RECEIVABLES TRUST 2024-B	6/15/2027	94,337	5.15%	MONTHLY	—	94,483
HYUNDAI AUTO RECEIVABLES TRUST 2024-C	9/15/2027	1,826,183	4.53%	MONTHLY	—	1,829,010
HYUNDAI AUTO RECEIVABLES TRUST 2025-D	11/16/2026	9,029,400	4.04%	MONTHLY	—	9,034,438
HYUNDAI CAPITAL AMERICA	11/1/2027	500,000	4.88%	SEMI-ANN	—	506,641
HYUNDAI CAPITAL AMERICA	3/19/2027	200,000	FLT		—	200,696
IHEARTCOMMUNICATIONS INC	8/15/2030	737,520	7.75%	SEMI-ANN	—	645,330
IHEARTCOMMUNICATIONS INC	5/1/2029	524,072	9.13%	SEMI-ANN	—	504,739
IHO VERWALTUNGS GMBH	11/15/2030	1,025,000	FLT	SEMI-ANN	—	1,077,007
IHO VERWALTUNGS GMBH	11/15/2032	1,233,000	FLT	SEMI-ANN	—	1,298,901
ILIAD HOLDING SAS	4/15/2032	1,233,000	7.00%	SEMI-ANN	—	1,272,249
ILIAD HOLDING SAS	10/15/2028	3,197,000	7.00%	SEMI-ANN	—	3,237,094
ILIAD HOLDING SAS	4/15/2031	691,000	8.50%	SEMI-ANN	—	743,684
IMPERIAL BRANDS FINANCE PLC	7/26/2026	275,000	3.50%	SEMI-ANN	—	273,792
INEOS FINANCE PLC	4/15/2029	4,884,000	7.50%	SEMI-ANN	—	4,242,073
INEOS QUATTRO FINANCE 2 PLC	3/15/2029	4,216,000	9.63%	SEMI-ANN	—	2,922,457
INEOS US FINANCE LLC	2/18/2030	997,481	ZCP	SEMI-ANN	—	812,014
ING GROEP NV	4/1/2027	800,000	1.73%	SEMI-ANN	—	795,016
ING GROEP NV	3/19/2030	600,000	5.34%	SEMI-ANN	—	619,332
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

ING GROEP NV	9/11/2027	700,000	FLT		—	704,836
ING US FUNDING LLC	7/28/2026	1,693,000	ZCP		—	1,656,525
INGEVITY CORP	11/1/2028	1,699,000	3.88%	SEMI-ANN	—	1,654,011
INNOPHOS HOLDINGS INC	6/15/2029	2,934,300	11.50%	SEMI-ANN	—	2,768,397
INTEGRIS BAPTIST MEDICAL CENTER INC	8/15/2050	300,000	3.88%	SEMI-ANN	—	218,213
INTERCONTINENTAL EXCHANGE INC	6/15/2029	150,000	4.35%	SEMI-ANN	—	151,260
INTERCONTINENTAL EXCHANGE INC	9/15/2027	1,200,000	4.00%	SEMI-ANN	—	1,202,532
INVERSION ESCROW ISSUER LLC	8/1/2032	2,913,000	6.75%	SEMI-ANN	—	2,902,399
ION PLATFORM FINANCE US INC	5/15/2028	1,869,000	5.75%	SEMI-ANN	—	1,762,423
ION PLATFORM FINANCE US INC	5/1/2028	2,664,000	4.63%	SEMI-ANN	—	2,464,780
ION PLATFORM FINANCE US INC	5/1/2029	1,321,000	8.75%	SEMI-ANN	—	1,338,320
ION PLATFORM FINANCE US INC	9/30/2032	2,821,000	7.88%	SEMI-ANN	—	2,676,727
ION PLATFORM FINANCE US INC	5/30/2029	3,235,000	9.50%	SEMI-ANN	—	3,251,175
IPALCO ENTERPRISES INC	5/1/2030	500,000	4.25%	SEMI-ANN	—	489,116
IQVIA INC	5/15/2030	822,000	6.50%	SEMI-ANN	—	852,669
IQVIA INC	5/15/2027	771,000	5.00%	SEMI-ANN	—	770,573
IQVIA INC	6/1/2032	2,228,000	6.25%	SEMI-ANN	—	2,328,078
IRON MOUNTAIN INC	2/15/2029	868,000	7.00%	SEMI-ANN	—	891,640
IRON MOUNTAIN INC	1/15/2033	554,000	6.25%	SEMI-ANN	—	558,635
IRON MOUNTAIN INC	7/15/2028	467,000	5.00%	SEMI-ANN	—	466,436
IRON MOUNTAIN INC	9/15/2027	672,000	4.88%	SEMI-ANN	—	671,317
IRON MOUNTAIN INC	3/15/2028	3,401,000	5.25%	SEMI-ANN	—	3,408,668
IRON MOUNTAIN INC	7/15/2030	785,000	5.25%	SEMI-ANN	—	775,505
ITOCHU TREASURY CENTER AMERICAS INC	1/22/2026	7,000,000	ZCP		—	6,983,491
ITT HOLDINGS LLC	8/1/2029	1,073,000	6.50%	SEMI-ANN	—	1,029,977
JAMES HARDIE INTERNATIONAL FINANCE DAC	1/15/2028	1,978,000	5.00%	SEMI-ANN	—	1,978,133
JH NORTH AMERICA HOLDINGS INC	1/31/2031	457,000	5.88%	SEMI-ANN	—	466,523
JH NORTH AMERICA HOLDINGS INC	7/31/2032	771,000	6.13%	SEMI-ANN	—	791,475
JOHN DEERE FINANCIAL INC	1/22/2026	8,565,000	ZCP		—	8,545,307
JOHN DEERE OWNER TRUST 2022-B	2/16/2027	364,385	3.74%	MONTHLY	—	364,249
JOHN DEERE OWNER TRUST 2024-B	5/17/2027	919,612	5.42%	MONTHLY	—	921,075
JOHN DEERE OWNER TRUST 2025-B	7/15/2026	2,729,247	4.47%	MONTHLY	—	2,731,561
JOHNSON & JOHNSON	3/1/2026	6,900,000	2.45%	SEMI-ANN	—	6,884,135
JYSKE REALKREDIT A/S	10/1/2043	14,962	0.50%	QUARTERLY	—	1,932
JYSKE REALKREDIT A/S	10/1/2053	13,605,642	1.50%	QUARTERLY	—	1,649,163
KAISER ALUMINUM CORP	3/1/2034	2,987,000	5.88%	SEMI-ANN	—	2,995,785
KAISER ALUMINUM CORP	6/1/2031	2,760,000	4.50%	SEMI-ANN	—	2,666,502
KBC GROUP NV	1/19/2029	700,000	5.80%	SEMI-ANN	—	723,088
KENTUCKY UTILITIES CO	4/15/2033	300,000	5.45%	SEMI-ANN	—	315,277
KKR CLO 14 LTD	7/15/2031	130,146	FLT	QUARTERLY	—	130,192
KOCH COS LLC	2/3/2026	13,750,000	ZCP		—	13,702,644
KODIAK GAS SERVICES LLC	2/15/2029	1,244,000	7.25%	SEMI-ANN	—	1,294,327
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

KODIAK GAS SERVICES LLC	10/1/2033	1,462,000	6.50%	SEMI-ANN	—	1,494,002
KODIAK GAS SERVICES LLC	10/1/2035	1,436,000	6.75%	SEMI-ANN	—	1,476,115
KOREA DEVELOPMENT BANK/NEW YORK NY	1/15/2026	13,500,000	ZCP		—	13,478,813
KREDITANSTALT FUER WIEDERAUFBAU	1/12/2026	7,900,000	ZCP		—	7,890,612
KREDITANSTALT FUER WIEDERAUFBAU	2/27/2026	10,000,000	ZCP		—	9,942,183
KREDITANSTALT FUER WIEDERAUFBAU	4/21/2026	3,000,000	ZCP		—	2,966,737
KUBOTA CREDIT OWNER TRUST 2022-2	12/15/2026	401,865	4.09%	MONTHLY	—	401,876
KUBOTA CREDIT OWNER TRUST 2023-1	6/15/2027	4,821,786	5.02%	MONTHLY	—	4,840,761
KUBOTA CREDIT OWNER TRUST 2024-1	1/15/2027	323,911	5.39%	MONTHLY	—	324,241
KUBOTA CREDIT OWNER TRUST 2024-2	4/15/2027	144,717	5.45%	MONTHLY	—	145,196
KUBOTA CREDIT OWNER TRUST 2025-2	7/15/2026	3,852,154	4.48%	MONTHLY	—	3,855,970
LADDER CAPITAL FINANCE HOLDINGS LLLP	6/15/2029	3,491,000	4.75%	SEMI-ANN	—	3,451,857
LADDER CAPITAL FINANCE HOLDINGS LLLP	7/15/2031	1,765,000	7.00%	SEMI-ANN	—	1,871,265
LAMB WESTON HOLDINGS INC	1/31/2030	1,291,000	4.13%	SEMI-ANN	—	1,248,815
LANDESBANK BADEN-WUERTTEMBERG/NEW YORK NY	2/2/2026	1,600,000	4.25%		—	1,600,747
LAS VEGAS SANDS CORP	8/15/2034	700,000	6.20%	SEMI-ANN	—	736,851
LBM ACQUISITION LLC	6/15/2031	2,250,000	9.50%	SEMI-ANN	—	2,345,490
LBM ACQUISITION LLC	1/15/2029	1,055,000	6.25%	SEMI-ANN	—	950,142
LCM INVESTMENTS HOLDINGS II LLC	5/1/2029	700,000	4.88%	SEMI-ANN	—	689,863
LCM INVESTMENTS HOLDINGS II LLC	8/1/2031	1,944,000	8.25%	SEMI-ANN	—	2,056,156
LEEWARD RENEWABLE ENERGY OPERATIONS LLC	7/1/2029	526,000	4.25%	SEMI-ANN	—	500,611
LEHMAN BROTHERS HOLDINGS INC	2/6/2012	210,000	5.25%	SEMI-ANN	—	21
LEHMAN BROTHERS HOLDINGS INC	9/26/2014	340,000	6.20%	SEMI-ANN	—	34
LENNAR CORP	11/29/2027	800,000	4.75%	SEMI-ANN	—	806,481
LEVEL 3 FINANCING INC	1/15/2036	1,500,000	8.50%	SEMI-ANN	—	1,537,709
LIFEPOINT HEALTH INC	10/15/2030	668,000	11.00%	SEMI-ANN	—	732,552
LIGHT & WONDER INTERNATIONAL INC	11/15/2029	1,181,000	7.25%	SEMI-ANN	—	1,212,965
LIGHT & WONDER INTERNATIONAL INC	9/1/2031	771,000	7.50%	SEMI-ANN	—	804,520
LIGHT & WONDER INTERNATIONAL INC	10/1/2033	1,993,000	6.25%	SEMI-ANN	—	2,017,075
LINDE INC/CT	1/30/2026	1,250,000	3.20%	SEMI-ANN	—	1,249,218
LITHIA MOTORS INC	1/15/2031	1,406,000	4.38%	SEMI-ANN	—	1,351,441
LIVE NATION ENTERTAINMENT INC	1/15/2028	797,000	3.75%	SEMI-ANN	—	784,391
LIVE NATION ENTERTAINMENT INC	10/15/2027	725,000	4.75%	SEMI-ANN	—	726,436
LIVE NATION ENTERTAINMENT INC	5/15/2027	1,449,000	6.50%	SEMI-ANN	—	1,462,021
LLOYDS BANK PLC	5/7/2026	4,000,000	ZCP		—	3,946,900
LLOYDS BANK PLC	6/9/2026	2,500,000	ZCP		—	2,458,445
LLOYDS BANKING GROUP PLC	11/7/2028	791,000	3.57%	SEMI-ANN	—	784,836
LOANCORE 2021-CRE6 ISSUER LTD	11/15/2038	40,682	FLT	MONTHLY	—	40,687
LONG RIDGE ENERGY LLC	2/15/2032	2,058,000	8.75%	SEMI-ANN	—	2,189,945
LSEG US FIN CORP	3/28/2027	800,000	4.88%	SEMI-ANN	—	808,683
LVMH MOET HENNESSY LOUIS VUITTON INC	2/18/2026	8,335,000	ZCP		—	8,293,345
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

LVMH MOET HENNESSY LOUIS VUITTON SE	4/20/2026	7,000,000	ZCP		—	6,919,955
LVMH MOET HENNESSY LOUIS VUITTON SE	1/21/2026	7,500,000	ZCP		—	7,483,970
LXP INDUSTRIAL TRUST	10/1/2031	400,000	2.38%	SEMI-ANN	—	349,963
MACQUARIE BANK LTD	1/13/2026	290,000	ZCP		—	289,611
MACQUARIE BANK LTD	3/26/2026	7,000,000	ZCP		—	6,938,352
MACQUARIE BANK LTD	4/27/2026	1,086,000	ZCP		—	1,072,771
MADISON IAQ LLC	6/30/2029	2,785,000	5.88%	SEMI-ANN	—	2,768,161
MAINBEACH FUNDING LLC	2/10/2026	7,500,000	ZCP		—	7,467,704
MARRIOTT OWNERSHIP RESORTS INC	10/1/2033	3,452,000	6.50%	SEMI-ANN	—	3,312,349
MASSMUTUAL GLOBAL FUNDING II	7/10/2026	4,258,000	FLT		—	4,275,115
MATADOR RESOURCES CO	4/15/2032	2,241,000	6.50%	SEMI-ANN	—	2,272,744
MATADOR RESOURCES CO	4/15/2033	1,695,000	6.25%	SEMI-ANN	—	1,696,876
MATCH GROUP HOLDINGS II LLC	10/1/2031	950,000	3.63%	SEMI-ANN	—	871,749
MATCH GROUP HOLDINGS II LLC	6/1/2028	2,780,000	4.63%	SEMI-ANN	—	2,755,392
MCAFEE CORP	2/15/2030	6,621,000	7.38%	SEMI-ANN	—	5,774,026
MCGRAW-HILL EDUCATION INC	8/1/2029	1,380,000	8.00%	SEMI-ANN	—	1,394,716
MCGRAW-HILL EDUCATION INC	9/1/2031	1,633,000	7.38%	SEMI-ANN	—	1,722,281
MEDLINE BORROWER LP	10/1/2029	4,831,000	5.25%	SEMI-ANN	—	4,858,063
MEDLINE BORROWER LP	4/1/2029	3,021,000	3.88%	SEMI-ANN	—	2,949,430
MERCEDES-BENZ AUTO LEASE TRUST 2024-A	2/16/2027	1,735,924	5.44%	MONTHLY	—	1,738,290
MERCEDES-BENZ AUTO LEASE TRUST 2024-B	12/15/2026	278,497	4.57%	MONTHLY	—	278,595
MERCEDES-BENZ AUTO RECEIVABLES TRUST 2022-1	8/16/2027	2,308,348	5.21%	MONTHLY	—	2,315,151
MERCEDES-BENZ AUTO RECEIVABLES TRUST 2023-1	11/15/2027	716,163	4.51%	MONTHLY	—	717,361
MERCEDES-BENZ FINANCE NORTH AMERICA LLC	1/11/2027	700,000	4.80%	SEMI-ANN	—	705,626
MERCEDES-BENZ FINANCE NORTH AMERICA LLC	3/30/2026	700,000	4.80%	SEMI-ANN	—	701,306
MERCEDES-BENZ FINANCE NORTH AMERICA LLC	3/30/2026	2,000,000	4.80%	SEMI-ANN	—	2,003,733
MERCK & CO INC	2/24/2026	700,000	0.75%	SEMI-ANN	—	696,894
MERCURY GENERAL CORP	3/15/2027	700,000	4.40%	SEMI-ANN	—	699,349
METLIFE SHORT TERM FUNDING LLC	3/18/2026	13,466,000	ZCP		—	13,359,806
METROPOLITAN LIFE GLOBAL FUNDING I	1/6/2026	381,000	5.00%	SEMI-ANN	—	381,037
METROPOLITAN LIFE GLOBAL FUNDING I	4/9/2026	2,016,000	FLT		—	2,018,258
MITSUBISHI CORP AMERICAS	2/26/2026	7,500,000	ZCP		—	7,455,730
MITSUBISHI UFJ TRUST & BANKING CORP/NY	3/11/2026	1,340,000	FLT	QUARTERLY	—	1,340,558
MITSUBISHI UFJ TRUST & BANKING CORP/SINGAPORE	3/18/2026	6,000,000	ZCP		—	5,952,158
MIZUHO BANK LTD/NEW YORK NY	5/8/2026	7,500,000	ZCP		—	7,397,601
MIZUHO BANK LTD/NEW YORK NY	1/14/2026	2,059,000	4.60%		—	2,059,562
MIZUHO BANK LTD/SINGAPORE	1/12/2026	3,400,000	ZCP		—	3,395,752
MONT BLANC CAPITAL CORP	1/30/2026	8,000,000	ZCP		—	7,975,000
MORGAN STANLEY	2/1/2029	300,000	5.12%	SEMI-ANN	—	306,307
MORGAN STANLEY	7/21/2032	900,000	2.24%	SEMI-ANN	—	800,509
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

MORGAN STANLEY	4/13/2028	300,000	5.65%	SEMI-ANN	—	305,945
MORGAN STANLEY	4/13/2028	1,200,000	FLT		—	1,204,847
MORGAN STANLEY	10/18/2030	700,000	4.65%	SEMI-ANN	—	708,921
MORGAN STANLEY	4/18/2030	400,000	5.66%	SEMI-ANN	—	417,015
MORGAN STANLEY ABS CAPITAL I INC TRUST 2004-WMC2	7/25/2034	138,297	FLT	MONTHLY	—	140,917
MORGAN STANLEY BANK NA	10/30/2026	400,000	5.88%	SEMI-ANN	—	406,022
MORGAN STANLEY BANK NA	10/30/2026	1,000,000	FLT		—	1,008,200
MORGAN STANLEY PRIVATE BANK NA	7/18/2031	1,400,000	4.73%	SEMI-ANN	—	1,420,338
MOUNTAIN VIEW CLO XIV LTD	10/15/2034	1,100,000	FLT	QUARTERLY	—	1,099,043
MUFG BANK LTD	1/22/2026	6,300,000	ZCP		—	6,285,922
MUFG BANK LTD/NEW YORK NY	1/30/2026	5,355,000	FLT	QUARTERLY	—	5,355,999
MUFG BANK LTD/NEW YORK NY	2/18/2026	2,000,000	ZCP		—	1,989,962
MUTUAL OF OMAHA COS GLOBAL FUNDING	4/9/2027	700,000	5.35%	SEMI-ANN	—	710,527
NABORS INDUSTRIES INC	11/15/2032	985,000	7.63%	SEMI-ANN	—	968,698
NABORS INDUSTRIES INC	1/31/2030	2,081,000	9.13%	SEMI-ANN	—	2,175,810
NABORS INDUSTRIES INC	8/15/2031	1,885,000	8.88%	SEMI-ANN	—	1,828,624
NATIONAL AUSTRALIA BANK LTD/NEW YORK	1/12/2026	5,929,000	4.97%	SEMI-ANN	—	5,930,321
NATIONAL AUSTRALIA BANK LTD/NEW YORK	1/14/2026	335,000	3.38%	SEMI-ANN	—	334,930
NATIONAL BANK OF CANADA	3/5/2026	3,000,000	ZCP		—	2,980,107
NATIONAL BK CDA MONTREAL	4/30/2026	4,000,000	ZCP		—	3,950,000
NATIONAL BK CDA MONTREAL	1/29/2026	2,000,000	ZCP		—	1,994,022
NATIONAL SECURITIES CLEARING CORP	1/16/2026	7,500,000	ZCP		—	7,487,646
NATIONWIDE BUILDING SOCIETY	3/10/2026	7,500,000	ZCP		—	7,445,763
NATIONWIDE BUILDING SOCIETY	11/10/2026	300,000	5.26%	SEMI-ANN	—	303,757
NATWEST MARKETS PLC	9/29/2026	1,700,000	FLT	QUARTERLY	—	1,704,694
NAVIENT CORP	3/15/2031	1,917,000	11.50%	SEMI-ANN	—	2,147,152
NAVIENT PRIVATE EDUCATION LOAN TRUST 2020-A	11/15/2068	358,073	2.46%	MONTHLY	—	347,690
NCL CORP LTD	1/15/2031	2,666,000	5.88%	SEMI-ANN	—	2,655,913
NCL CORP LTD	2/1/2032	2,095,000	6.75%	SEMI-ANN	—	2,145,117
NCL CORP LTD	9/15/2033	1,628,000	6.25%	SEMI-ANN	—	1,626,874
NCL FINANCE LTD	3/15/2028	537,000	6.13%	SEMI-ANN	—	552,654
NCR ATLEOS CORP	4/1/2029	5,057,000	9.50%	SEMI-ANN	—	5,488,544
NCR VOYIX CORP	4/15/2029	900,000	5.13%	SEMI-ANN	—	893,920
NCR VOYIX CORP	10/1/2028	4,265,000	5.00%	SEMI-ANN	—	4,231,942
NELNET STUDENT LOAN TRUST 2023-A	2/20/2041	324,707	FLT	MONTHLY	—	331,607
NELNET STUDENT LOAN TRUST 2025-C	6/22/2065	477,827	4.67%	MONTHLY	—	476,276
NELNET STUDENT LOAN TRUST 2025-C	6/22/2065	382,261	FLT	MONTHLY	—	384,931
NEPTUNE BIDCO US INC	4/15/2029	4,292,000	9.29%	SEMI-ANN	—	4,299,334
NEPTUNE BIDCO US INC	5/15/2031	1,142,000	10.38%	SEMI-ANN	—	1,170,939
NESTLE HOLDINGS INC	3/13/2026	5,250,000	5.25%	SEMI-ANN	—	5,264,088
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

NEUBERGER BERMAN LOAN ADVISERS CLO 45 LTD	10/14/2036	1,200,000	FLT	QUARTERLY	—	1,198,265
NEW YORK LIFE GLOBAL FUNDING	7/31/2026	13,000,000	FLT		—	13,012,722
NEW YORK LIFE GLOBAL FUNDING	1/15/2026	1,000,000	0.85%	SEMI-ANN	—	998,948
NEW YORK LIFE GLOBAL FUNDING	1/16/2026	300,000	FLT		—	300,050
NEW YORK LIFE GLOBAL FUNDING	1/16/2026	700,000	FLT		—	700,116
NEW YORK LIFE GLOBAL FUNDING	1/16/2026	3,300,000	FLT		—	3,300,548
NEW YORK STATE ELECTRIC & GAS CORP	8/15/2028	1,100,000	5.65%	SEMI-ANN	—	1,144,592
NEWARK BSL CLO 2 LTD	7/25/2030	109,263	FLT	QUARTERLY	—	109,315
NEWELL BRANDS INC	6/1/2028	1,189,000	8.50%	SEMI-ANN	—	1,246,713
NEWELL BRANDS INC	5/15/2032	2,144,000	6.63%	SEMI-ANN	—	2,080,026
NEWELL BRANDS INC	5/15/2030	500,000	6.38%	SEMI-ANN	—	488,281
NEWMARK GROUP INC	1/12/2029	700,000	7.50%	SEMI-ANN	—	750,249
NEXTERA ENERGY CAPITAL HOLDINGS INC	9/1/2027	700,000	4.69%	SEMI-ANN	—	708,455
NIEUW AMSTERDAM RECEIVABLES CORP BV	1/15/2026	6,000,000	ZCP		—	5,990,591
NISSAN AUTO LEASE TRUST 2024-A	4/15/2027	14,784,473	4.91%	MONTHLY	—	14,822,313
NISSAN AUTO RECEIVABLES 2022-B OWNER TRUST	5/17/2027	1,001,959	4.46%	MONTHLY	—	1,003,011
NISSAN AUTO RECEIVABLES 2023-A OWNER TRUST	11/15/2027	5,397,221	4.91%	MONTHLY	—	5,412,563
NISSAN MOTOR ACCEPTANCE CO LLC	9/16/2026	900,000	1.85%	SEMI-ANN	—	878,185
NISSAN MOTOR ACCEPTANCE CO LLC	9/30/2030	1,051,000	6.13%	SEMI-ANN	—	1,051,147
NISSAN MOTOR ACCEPTANCE CO LLC	9/13/2027	900,000	FLT		—	894,494
NISSAN MOTOR CO LTD	7/17/2035	3,431,000	8.13%	SEMI-ANN	—	3,648,844
NOMURA HOLDINGS INC	1/18/2028	600,000	5.84%	SEMI-ANN	—	619,331
NOMURA HOLDINGS INC	1/9/2026	700,000	5.71%	SEMI-ANN	—	700,203
NOMURA HOLDINGS INC	7/14/2028	500,000	2.17%	SEMI-ANN	—	475,948
NORDEA KREDIT REALKREDITAKTIESELSKAB	10/1/2053	400,000	1.50%	QUARTERLY	—	42,195
NORFINA LTD	4/29/2026	7,500,000	ZCP		—	7,407,048
DELOS FINANCE S.A.R.L.	11/1/2027	26,667	FLT	MONTHLY	—	26,858
COMMERCIAL	3/9/2026	3,500,000	ZCP		—	3,475,292
NOVA CHEMICALS CORP	2/15/2030	4,625,000	9.00%	SEMI-ANN	—	4,938,450
NOVA CHEMICALS CORP	12/1/2031	853,000	7.00%	SEMI-ANN	—	908,538
NOVA CHEMICALS CORP	11/15/2028	1,562,000	8.50%	SEMI-ANN	—	1,633,104
NOVARTIS FINANCE CORP	1/23/2026	14,500,000	ZCP		—	14,466,108
NOVELIS CORP	8/15/2033	2,525,000	6.38%	SEMI-ANN	—	2,559,772
NOVELIS CORP	8/15/2031	1,783,000	3.88%	SEMI-ANN	—	1,625,236
NOVELIS CORP	1/30/2030	702,000	6.88%	SEMI-ANN	—	728,858
NOVELIS CORP	1/30/2030	2,530,000	4.75%	SEMI-ANN	—	2,443,981
NRG ENERGY INC	2/15/2029	650,000	3.38%	SEMI-ANN	—	621,841
NRG ENERGY INC	1/15/2034	1,633,000	5.75%	SEMI-ANN	—	1,649,983
NRG ENERGY INC	2/15/2031	2,839,000	3.63%	SEMI-ANN	—	2,652,996
NRG ENERGY INC	2/15/2032	443,000	3.88%	SEMI-ANN	—	414,232
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

NRG ENERGY INC	7/15/2029	480,000	5.75%	SEMI-ANN	—	477,650
NRG ENERGY INC	6/15/2029	987,000	5.25%	SEMI-ANN	—	989,778
NRG ENERGY INC	1/15/2036	1,633,000	6.00%	SEMI-ANN	—	1,654,626
NRG ENERGY INC	2/1/2033	1,354,000	6.00%	SEMI-ANN	—	1,380,287
NRG ENERGY INC	11/1/2034	757,000	6.25%	SEMI-ANN	—	777,364
NTT FINANCE CORP	7/16/2028	400,000	4.62%	SEMI-ANN	—	405,456
NUSTAR LOGISTICS LP	4/28/2027	2,636,000	5.63%	SEMI-ANN	—	2,666,673
NVR INC	5/15/2030	200,000	3.00%	SEMI-ANN	—	189,453
NXP BV	6/18/2026	300,000	3.88%	SEMI-ANN	—	299,922
NYKREDIT REALKREDIT A/S	10/1/2053	933,290	1.50%	QUARTERLY	—	117,785
OCCIDENTAL PETROLEUM CORP	5/1/2031	1,000,000	7.50%	SEMI-ANN	—	1,125,194
OESTERREICHISCHE KONTROLLBANK AG	1/9/2026	11,400,000	ZCP		—	11,389,429
OESTERREICHISCHE KONTROLLBANK AG	3/9/2026	10,000,000	ZCP		—	9,929,733
OLYMPUS WATER US HOLDING CORP	10/1/2029	1,962,000	6.25%	SEMI-ANN	—	1,909,188
OLYMPUS WATER US HOLDING CORP	6/15/2031	3,137,000	7.25%	SEMI-ANN	—	3,209,176
OLYMPUS WATER US HOLDING CORP	10/1/2028	879,000	4.25%	SEMI-ANN	—	853,090
OLYMPUS WATER US HOLDING CORP	2/15/2033	1,936,000	7.25%	SEMI-ANN	—	1,945,567
ONEMAIN FINANCE CORP	3/15/2033	2,686,000	6.50%	SEMI-ANN	—	2,713,174
ONEMAIN FINANCE CORP	3/15/2032	1,664,000	6.75%	SEMI-ANN	—	1,708,462
ONEMAIN FINANCE CORP	5/15/2029	3,082,000	6.63%	SEMI-ANN	—	3,191,732
ONEMAIN FINANCE CORP	11/15/2029	184,000	5.38%	SEMI-ANN	—	184,125
ONEMAIN FINANCE CORP	3/15/2030	1,707,000	7.88%	SEMI-ANN	—	1,804,388
ONEMAIN FINANCE CORP	11/15/2031	128,000	7.13%	SEMI-ANN	—	133,620
ONEMAIN FINANCE CORP	9/15/2033	2,015,000	6.75%	SEMI-ANN	—	2,043,736
ONEMAIN FINANCE CORP	5/15/2031	1,458,000	7.50%	SEMI-ANN	—	1,534,049
ONEMAIN FINANCE CORP	9/15/2030	1,687,000	4.00%	SEMI-ANN	—	1,581,373
ONEMAIN FINANCIAL ISSUANCE TRUST 2021-1	6/16/2036	1,300,000	FLT	MONTHLY	—	1,301,510
ONEOK INC	6/1/2030	800,000	3.25%	SEMI-ANN	—	762,162
ONEOK INC	10/15/2029	400,000	4.40%	SEMI-ANN	—	401,580
ONTARIO TEACHERS' FINANCE TRUST	1/6/2026	3,800,000	ZCP		—	3,797,655
ONTARIO TEACHERS' FINANCE TRUST	8/10/2026	7,000,000	ZCP		—	6,842,960
OPAL BIDCO SAS	3/31/2032	1,769,000	6.50%	SEMI-ANN	—	1,811,843
OPEN TEXT CORP	12/1/2027	1,000,000	6.90%	SEMI-ANN	—	1,040,315
OPTION ONE MORTGAGE LOAN TRUST 2004-3	11/25/2034	208,764	FLT	MONTHLY	—	225,188
ORACLE CORP	3/25/2031	600,000	2.88%	SEMI-ANN	—	538,760
ORGANON & CO	4/30/2031	1,142,000	5.13%	SEMI-ANN	—	945,799
OSAIC HOLDINGS INC	8/1/2033	2,595,000	8.00%	SEMI-ANN	—	2,698,011
OSAIC HOLDINGS INC	8/1/2032	1,874,000	6.75%	SEMI-ANN	—	1,960,154
OUTFRONT MEDIA CAPITAL LLC	2/15/2031	444,000	7.38%	SEMI-ANN	—	470,002
OUTFRONT MEDIA CAPITAL LLC	3/15/2030	3,050,000	4.63%	SEMI-ANN	—	2,977,901
OVERSEA-CHINESE BANKING CORP LTD	2/2/2026	6,500,000	ZCP		—	6,477,160
OVERSEA-CHINESE BANKING CORP LTD	1/26/2026	7,500,000	ZCP		—	7,479,327
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

OVERSEA-CHINESE BANKING CORP LTD/NEW YORK	2/11/2026	8,000,000	4.08%		—	8,001,792
PACIFIC GAS AND ELECTRIC CO	7/1/2030	400,000	4.55%	SEMI-ANN	—	398,600
PACIFIC GAS AND ELECTRIC CO	3/15/2034	700,000	6.95%	SEMI-ANN	—	780,318
PACIFIC GAS AND ELECTRIC CO	3/1/2026	300,000	2.95%	SEMI-ANN	—	299,252
PACIFIC GAS AND ELECTRIC CO	3/15/2046	800,000	4.25%	SEMI-ANN	—	628,804
PACIFIC GAS AND ELECTRIC CO	3/1/2035	800,000	5.70%	SEMI-ANN	—	823,914
PACIFIC LIFE GLOBAL FUNDING II	6/4/2026	1,160,000	FLT		—	1,161,861
PACIFIC LIFE GLOBAL FUNDING II	4/14/2026	3,291,000	1.38%	SEMI-ANN	—	3,267,156
PANTHER ESCROW ISSUER LLC	6/1/2031	3,060,000	7.13%	SEMI-ANN	—	3,170,919
PARALLEL 2021-1 LTD	7/15/2034	1,100,000	FLT	QUARTERLY	—	1,100,098
PARAMOUNT GLOBAL	1/15/2027	200,000	2.90%	SEMI-ANN	—	196,768
PARK INTERMEDIATE HOLDINGS LLC	5/15/2029	1,116,000	4.88%	SEMI-ANN	—	1,089,763
PARK INTERMEDIATE HOLDINGS LLC	10/1/2028	1,977,000	5.88%	SEMI-ANN	—	1,978,601
PENN ENTERTAINMENT INC	7/1/2029	2,100,000	4.13%	SEMI-ANN	—	1,945,008
PERMIAN RESOURCES OPERATING LLC	1/15/2032	2,831,000	7.00%	SEMI-ANN	—	2,949,576
PERMIAN RESOURCES OPERATING LLC	7/1/2029	2,448,000	5.88%	SEMI-ANN	—	2,462,348
PERMIAN RESOURCES OPERATING LLC	2/1/2033	1,086,000	6.25%	SEMI-ANN	—	1,114,115
PG&E CORP	7/1/2028	959,000	5.00%	SEMI-ANN	—	956,222
PG&E CORP	3/15/2055	1,050,000	7.38%	SEMI-ANN	—	1,093,566
PHILIP MORRIS INTERNATIONAL INC	11/17/2027	600,000	5.13%	SEMI-ANN	—	613,123
PIEDMONT HEALTHCARE INC	1/1/2032	300,000	2.04%	SEMI-ANN	—	259,715
PILGRIM'S PRIDE CORP	3/1/2032	2,286,000	3.50%	SEMI-ANN	—	2,115,614
PIONEER NATURAL RESOURCES CO	1/15/2026	3,005,000	1.13%	SEMI-ANN	—	3,001,789
PORSCHE FINANCIAL AUTO SECURITIZATION TRUST 2023-1	9/22/2028	1,568,132	4.81%	MONTHLY	—	1,572,998
PORSCHE FINANCIAL AUTO SECURITIZATION TRUST 2024-1	1/24/2028	2,027,336	4.45%	MONTHLY	—	2,028,115
PORSCHE FINANCIAL AUTO SECURITIZATION TRUST 2025-1	10/22/2026	292,299	4.11%		—	292,376
PORSCHE INNOVATIVE LEASE OWNER TRUST 2024-1	1/20/2027	262,459	4.84%	MONTHLY	—	262,693
PORSCHE INNOVATIVE LEASE OWNER TRUST 2025-1	12/20/2027	2,362,563	4.60%	MONTHLY	—	2,369,148
PORSCHE INNOVATIVE LEASE OWNER TRUST 2025-1	12/20/2027	2,634,075	FLT	MONTHLY	—	2,636,317
POST HOLDINGS INC	2/15/2032	1,417,000	6.25%	SEMI-ANN	—	1,455,932
POST HOLDINGS INC	10/15/2034	1,014,000	6.25%	SEMI-ANN	—	1,019,628
POST HOLDINGS INC	4/15/2030	2,582,000	4.63%	SEMI-ANN	—	2,514,489
POST HOLDINGS INC	9/15/2031	1,050,000	4.50%	SEMI-ANN	—	994,080
POST HOLDINGS INC	3/15/2036	1,489,000	6.50%	SEMI-ANN	—	1,491,176
PRESTIGE BRANDS INC	1/15/2028	1,000,000	5.13%	SEMI-ANN	—	998,808
PRIMO WATER HOLDINGS INC	4/1/2029	2,342,000	6.25%	SEMI-ANN	—	2,353,321
PRIMO WATER HOLDINGS INC	4/30/2029	1,921,000	4.38%	SEMI-ANN	—	1,868,910
PRINCIPAL LIFE GLOBAL FUNDING II	6/28/2028	900,000	5.50%	SEMI-ANN	—	928,653
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

PROTECTIVE LIFE GLOBAL FUNDING	4/15/2026	1,100,000	1.62%	SEMI-ANN	—	1,092,484
PROTECTIVE LIFE GLOBAL FUNDING	12/8/2028	700,000	5.47%	SEMI-ANN	—	725,485
PROVIDENCE ST JOSEPH HEALTH OBLIGATED GROUP	10/1/2033	500,000	5.40%	SEMI-ANN	—	516,055
PROVIDENT FUNDING ASSOCIATES LP	9/15/2029	3,365,000	9.75%	SEMI-ANN	—	3,549,537
PROVINCE OF ALBERTA CANADA	2/2/2026	7,500,000	ZCP		—	7,474,941
PROVINCE OF ALBERTA CANADA	1/20/2026	7,000,000	ZCP		—	6,985,789
PROVINCE OF ONTARIO CANADA	2/6/2026	7,500,000	ZCP		—	7,471,852
PROVINCE OF ONTARIO CANADA	1/23/2026	3,500,000	ZCP		—	3,491,836
PROVINCE OF ONTARIO CANADA	1/26/2026	3,105,000	ZCP		—	3,096,823
PROVINCE OF ONTARIO CANADA	1/20/2026	12,765,000	ZCP		—	12,739,085
PSP CAPITAL INC	1/21/2026	7,500,000	ZCP		—	7,483,796
PSP CAPITAL INC	2/18/2026	6,000,000	ZCP		—	5,969,680
PSP CAPITAL INC	3/6/2026	7,500,000	ZCP		—	7,449,625
PUBLIC SERVICE CO OF NEW HAMPSHIRE	10/1/2033	800,000	5.35%	SEMI-ANN	—	836,151
PUGET ENERGY INC	6/15/2028	500,000	2.38%	SEMI-ANN	—	478,698
QNITY ELECTRONICS INC	8/15/2033	867,000	6.25%	SEMI-ANN	—	898,690
QUIKRETE HOLDINGS INC	3/1/2032	3,771,000	6.38%	SEMI-ANN	—	3,925,230
QUIKRETE HOLDINGS INC	3/1/2033	1,028,000	6.75%	SEMI-ANN	—	1,073,531
QXO BUILDING PRODUCTS INC	4/30/2032	2,030,000	6.75%	SEMI-ANN	—	2,120,170
RAAC SERIES 2007-RP3 TRUST	10/25/2046	190,680	FLT	MONTHLY	—	188,019
RAMP SERIES 2005-RS7 TRUST	7/25/2035	3,047	FLT	MONTHLY	—	3,046
RB GLOBAL HOLDINGS INC	3/15/2031	2,530,000	7.75%	SEMI-ANN	—	2,645,125
RENAISSANCE HOME EQUITY LOAN TRUST 2004-1	5/25/2034	738,495	FLT	MONTHLY	—	668,430
RENESAS ELECTRONICS CORP	11/25/2026	2,000,000	2.17%	SEMI-ANN	—	1,963,585
RHP HOTEL PROPERTIES LP	2/15/2029	453,000	4.50%	SEMI-ANN	—	448,145
RHP HOTEL PROPERTIES LP	4/1/2032	1,718,000	6.50%	SEMI-ANN	—	1,781,713
RIVERS ENTERPRISE BORROWER LLC	2/1/2033	2,852,000	6.63%	SEMI-ANN	—	2,916,122
RIVERS ENTERPRISE LENDER LLC	10/15/2030	1,456,000	6.25%	SEMI-ANN	—	1,486,181
ROBLOX CORP	5/1/2030	2,026,000	3.88%	SEMI-ANN	—	1,936,882
ROCHE HOLDINGS INC	3/5/2026	250,000	0.99%	SEMI-ANN	—	248,743
ROCKEFELLER FOUNDATION/THE	10/1/2050	100,000	2.49%	SEMI-ANN	—	60,724
ROCKET MORTGAGE LLC	10/15/2033	4,049,000	4.00%	SEMI-ANN	—	3,761,910
ROCKET MORTGAGE LLC	3/1/2029	641,000	3.63%	SEMI-ANN	—	619,115
ROCKET MORTGAGE LLC	3/1/2031	3,274,000	3.88%	SEMI-ANN	—	3,108,856
ROCKIES EXPRESS PIPELINE LLC	3/15/2033	756,000	6.75%	SEMI-ANN	—	797,822
ROLLS-ROYCE PLC	10/15/2027	700,000	5.75%	SEMI-ANN	—	717,726
ROYAL BANK OF CANADA	1/12/2026	192,000	4.88%		—	192,044
ROYAL BANK OF CANADA	11/2/2026	1,731,000	FLT		—	1,735,187
ROYAL BANK OF CANADA	1/23/2026	7,000,000	ZCP		—	6,983,419
ROYAL BANK OF CANADA	7/20/2026	3,070,000	FLT		—	3,083,657
ROYAL BANK OF CANADA	8/3/2026	2,294,000	FLT		—	2,297,092
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

ROYAL BANK OF CANADA	12/14/2026	700,000	4.85%	SEMI-ANN	—	706,990
RYAN SPECIALTY LLC	8/1/2032	950,000	5.88%	SEMI-ANN	—	970,679
SABINE PASS LIQUEFACTION LLC	3/15/2028	600,000	4.20%	SEMI-ANN	—	600,719
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2023-4	4/17/2028	54,819	5.73%	MONTHLY	—	54,885
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2023-5	9/15/2028	346,504	6.02%	MONTHLY	—	347,475
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2023-6	7/17/2028	1,282,218	5.93%	MONTHLY	—	1,286,167
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-1	4/17/2028	398,837	5.25%	MONTHLY	—	399,091
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-2	11/15/2028	599,526	5.63%	MONTHLY	—	601,597
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-3	1/16/2029	190,117	5.63%	MONTHLY	—	190,877
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-4	1/16/2029	2,101,868	4.85%	MONTHLY	—	2,107,265
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-5	11/15/2028	1,210,386	4.62%	MONTHLY	—	1,212,361
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2025-1	8/16/2027	2,308,259	4.76%	MONTHLY	—	2,308,745
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2025-2	6/15/2028	1,150,274	4.71%	MONTHLY	—	1,151,993
SANTANDER HOLDINGS USA INC	3/9/2029	540,000	6.50%	SEMI-ANN	—	562,838
SANTOS FINANCE LTD	4/29/2031	1,000,000	3.65%	SEMI-ANN	—	936,914
SBA TOWER TRUST	7/15/2052	1,600,000	2.33%	MONTHLY	—	1,537,691
SBNA AUTO LEASE TRUST 2023-A	4/20/2027	1,029,219	6.51%	MONTHLY	—	1,032,769
SBNA AUTO LEASE TRUST 2023-A	4/20/2027	2,394,491	6.51%	MONTHLY	—	2,402,751
SBNA AUTO LEASE TRUST 2024-A	1/22/2029	4,680,000	5.24%	MONTHLY	—	4,699,026
SBNA AUTO LEASE TRUST 2024-A	11/20/2026	1,313,853	5.39%	MONTHLY	—	1,316,106
SBNA AUTO LEASE TRUST 2024-A	11/20/2026	8,037,610	5.39%	MONTHLY	—	8,051,392
SBNA AUTO LEASE TRUST 2025-A	4/20/2027	1,772,013	4.68%	MONTHLY	—	1,773,813
SCE RECOVERY FUNDING LLC	6/15/2042	439,686	4.70%	SEMI-ANN	—	437,914
SCIENCE APPLICATIONS INTERNATIONAL CORP	11/1/2033	3,000,000	5.88%	SEMI-ANN	—	3,041,219
SCIENTIFIC GAMES HOLDINGS LP	3/1/2030	4,786,000	6.63%	SEMI-ANN	—	4,253,608
SCOTTS MIRACLE-GRO CO/THE	2/1/2032	1,756,000	4.38%	SEMI-ANN	—	1,648,447
SEAGATE DATA STORAGE TECHNOLOGY PTE LTD	7/15/2031	1,063,000	8.50%	SEMI-ANN	—	1,130,141
SEAGATE DATA STORAGE TECHNOLOGY PTE LTD	12/15/2029	957,000	8.25%	SEMI-ANN	—	1,014,838
SEAGATE DATA STORAGE TECHNOLOGY PTE LTD	12/1/2032	255,200	9.63%	SEMI-ANN	—	289,724
SELECT MEDICAL CORP	12/1/2032	1,852,000	6.25%	SEMI-ANN	—	1,810,796
SENSATA TECHNOLOGIES BV	9/1/2030	1,840,000	5.88%	SEMI-ANN	—	1,868,102
SERVICE CORP INTERNATIONAL/US	10/15/2032	540,000	5.75%	SEMI-ANN	—	549,580
SERVICE PROPERTIES TRUST	6/15/2029	655,000	8.38%	SEMI-ANN	—	658,543
SFS AUTO RECEIVABLES SECURITIZATION TRUST 2024-3	5/22/2028	1,620,172	4.71%	MONTHLY	—	1,621,818
SFS AUTO RECEIVABLES SECURITIZATION TRUST 2025-1	5/22/2028	1,933,740	4.65%	MONTHLY	—	1,936,703
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

SHEFFIELD RECEIVABLES CO LLC	2/9/2026	7,000,000	ZCP		—	6,970,730
SHIFT4 PAYMENTS LLC	8/15/2032	3,834,000	6.75%	SEMI-ANN	—	3,958,367
SIEMENS CAPITAL CO LLC	1/6/2026	7,000,000	ZCP		—	6,995,766
SIMMONS FOODS INC	3/1/2029	2,070,000	4.63%	SEMI-ANN	—	1,994,871
SIRIUS XM RADIO LLC	7/15/2028	494,000	4.00%	SEMI-ANN	—	482,959
SIRIUS XM RADIO LLC	9/1/2026	1,395,000	3.13%	SEMI-ANN	—	1,382,715
SIRIUS XM RADIO LLC	8/1/2027	1,775,000	5.00%	SEMI-ANN	—	1,779,322
SIX FLAGS ENTERTAINMENT CORP	10/1/2028	635,000	6.50%	SEMI-ANN	—	622,308
SIX FLAGS ENTERTAINMENT CORP	5/15/2031	5,098,000	7.25%	SEMI-ANN	—	4,891,620
SIX FLAGS ENTERTAINMENT CORP	5/1/2032	2,327,000	6.63%	SEMI-ANN	—	2,346,579
SM ENERGY CO	8/1/2029	1,013,000	6.75%	SEMI-ANN	—	1,020,438
SM ENERGY CO	8/1/2032	1,045,000	7.00%	SEMI-ANN	—	1,027,307
SM ENERGY CO	9/15/2026	804,000	6.75%	SEMI-ANN	—	805,242
SMB PRIVATE EDUCATION LOAN TRUST 2024-A	3/15/2056	706,300	FLT	MONTHLY	—	712,805
SNAM SPA	5/28/2030	800,000	5.00%	SEMI-ANN	—	816,191
SNAP INC	3/15/2034	2,994,000	6.88%	SEMI-ANN	—	3,082,756
SNAP INC	3/1/2033	2,143,000	6.88%	SEMI-ANN	—	2,220,673
SOUTHERN CALIFORNIA EDISON CO	6/1/2030	800,000	2.25%	SEMI-ANN	—	726,374
SOUTHERN CALIFORNIA EDISON CO	2/1/2026	900,000	1.20%	SEMI-ANN	—	896,740
SOUTHERN CO/THE	3/15/2028	300,000	1.75%	SEMI-ANN	—	285,781
SOUTHERN CO/THE	9/15/2051	400,000	3.75%	SEMI-ANN	—	394,199
SOUTHERN NATURAL GAS CO LLC	3/1/2032	77,000	8.00%	SEMI-ANN	—	88,984
SPIRE INC	3/1/2026	800,000	5.30%	SEMI-ANN	—	801,124
SPIRIT AEROSYSTEMS INC	6/15/2026	900,000	3.85%	SEMI-ANN	—	896,640
ST ENGINEERING NORTH AMERICA INC	1/12/2026	7,500,000	ZCP		—	7,490,855
STANDARD BUILDING SOLUTIONS INC	8/1/2033	852,000	6.25%	SEMI-ANN	—	870,349
STANDARD BUILDING SOLUTIONS INC	8/15/2032	1,745,000	6.50%	SEMI-ANN	—	1,796,422
STANDARD CHARTERED BANK	2/11/2026	614,000	ZCP		—	611,267
STANDARD CHARTERED BANK/NEW YORK	1/23/2026	5,950,000	4.52%		—	5,952,179
STANDARD CHARTERED PLC	10/15/2030	700,000	5.01%	SEMI-ANN	—	714,259
STANDARD CHARTERED PLC	6/29/2032	400,000	2.68%	SEMI-ANN	—	362,144
STANDARD CHARTERED PLC	2/18/2036	400,000	3.27%	SEMI-ANN	—	370,625
STANDARD INDUSTRIES INC/NY	1/15/2028	516,000	4.75%	SEMI-ANN	—	514,411
STAR PARENT INC	10/1/2030	4,008,000	9.00%	SEMI-ANN	—	4,277,729
STELLANTIS FINANCIAL UNDERWRITTEN ENHANCED LEASE TRUST 2025-C	12/21/2026	18,500,000	3.88%	MONTHLY	—	18,504,497
STIFEL FINANCIAL CORP	5/15/2030	900,000	4.00%	SEMI-ANN	—	881,461
SUMITOMO MITSUI BANKING CORP	5/28/2026	7,400,000	ZCP		—	7,283,768
SUMITOMO MITSUI BANKING CORP/NEW YORK	6/4/2026	655,000	4.40%		—	656,207
SUMITOMO MITSUI FINANCIAL GROUP INC	9/17/2028	700,000	1.90%	SEMI-ANN	—	661,466
SUMITOMO MITSUI TRUST BANK LTD	3/9/2026	5,000,000	ZCP		—	4,964,717
SUMITOMO MITSUI TRUST BANK LTD	9/14/2026	1,000,000	FLT		—	1,006,755
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

SUMITOMO MITSUI TRUST BANK LTD/SINGAPORE	2/5/2026	7,500,000	ZCP		—	7,472,010
SUMITOMO MITSUI TRUST BANK LTD/SINGAPORE	1/16/2026	900,000	ZCP		—	898,520
SUNOCO LP	4/15/2027	1,149,000	6.00%	SEMI-ANN	—	1,150,586
SUNOCO LP	3/15/2028	482,000	5.88%	SEMI-ANN	—	483,177
SUNOCO LP	5/1/2032	1,577,000	7.25%	SEMI-ANN	—	1,667,419
SUNOCO LP	5/1/2029	1,672,000	7.00%	SEMI-ANN	—	1,743,565
SUNOCO LP	9/15/2028	419,000	7.00%	SEMI-ANN	—	432,205
SUNOCO LP	3/18/2174	1,696,000	7.88%	SEMI-ANN	—	1,742,258
SURGERY CENTER HOLDINGS INC	4/15/2032	3,859,000	7.25%	SEMI-ANN	—	3,907,924
SUTTER HEALTH	8/15/2028	500,000	3.70%	SEMI-ANN	—	497,219
SVENSK EXPORTKREDIT AB	4/1/2026	8,000,000	ZCP		—	7,925,366
SWEDBANK AB	6/15/2026	604,000	FLT		—	607,128
SYNAPTICS INC	6/15/2029	974,000	4.00%	SEMI-ANN	—	942,891
SYNERGY INFRASTRUCTURE HOLDINGS LLC	12/1/2030	1,819,000	7.88%	SEMI-ANN	—	1,885,799
TAKEDA PHARMACEUTICAL CO LTD	7/9/2060	650,000	3.38%	SEMI-ANN	—	417,625
TALEN ENERGY SUPPLY LLC	2/1/2034	1,935,000	6.25%	SEMI-ANN	—	1,975,666
TALEN ENERGY SUPPLY LLC	2/1/2036	1,935,000	6.50%	SEMI-ANN	—	2,000,963
TAYLOR MORRISON COMMUNITIES INC	1/15/2028	1,070,000	5.75%	SEMI-ANN	—	1,088,823
TAYLOR MORRISON COMMUNITIES INC	8/1/2030	864,000	5.13%	SEMI-ANN	—	869,302
TELEFLEX INC	11/15/2027	929,000	4.63%	SEMI-ANN	—	927,586
TELEFONICA EUROPE BV	9/15/2030	200,000	8.25%	SEMI-ANN	—	229,703
TENET HEALTHCARE CORP	1/15/2030	1,008,000	4.38%	SEMI-ANN	—	989,022
TENET HEALTHCARE CORP	10/1/2028	1,288,000	6.13%	SEMI-ANN	—	1,293,823
TENET HEALTHCARE CORP	11/1/2027	2,231,000	5.13%	SEMI-ANN	—	2,235,990
TENET HEALTHCARE CORP	6/15/2030	1,150,000	6.13%	SEMI-ANN	—	1,176,787
TENET HEALTHCARE CORP	11/15/2032	2,770,000	5.50%	SEMI-ANN	—	2,807,833
TENET HEALTHCARE CORP	5/15/2031	1,760,000	6.75%	SEMI-ANN	—	1,831,255
TENNESSEE GAS PIPELINE CO LLC	6/15/2032	28,000	8.38%	SEMI-ANN	—	33,041
TERRAFORM POWER OPERATING LLC	1/15/2030	1,868,000	4.75%	SEMI-ANN	—	1,815,529
TERRAFORM POWER OPERATING LLC	1/31/2028	1,548,000	5.00%	SEMI-ANN	—	1,546,484
TERWIN MORTGAGE TRUST 2006-10SL	10/25/2037	543,073	FLT	MONTHLY	—	269,731
THOMSON REUTERS CORP	5/15/2026	900,000	3.35%	SEMI-ANN	—	895,854
TK ELEVATOR US NEWCO INC	7/15/2027	3,447,000	5.25%	SEMI-ANN	—	3,447,820
T-MOBILE US TRUST 2024-1	9/20/2029	800,000	5.05%	MONTHLY	—	804,833
T-MOBILE USA INC	1/15/2029	638,000	4.85%	SEMI-ANN	—	652,086
TORONTO-DOMINION BANK/THE	6/5/2027	500,000	4.70%	SEMI-ANN	—	501,695
TOTALENERGIES CAPITAL SA	3/31/2026	7,000,000	ZCP		—	6,934,550
TOYOTA AUTO LOAN EXTENDED NOTE TRUST 2021-1	2/27/2034	4,880,000	1.07%	MONTHLY	—	4,858,627
TOYOTA AUTO RECEIVABLES 2022-A OWNER TRUST	5/17/2027	1,212,191	1.54%	MONTHLY	—	1,207,779
TOYOTA AUTO RECEIVABLES 2022-B OWNER TRUST	8/16/2027	6,550,861	3.11%	MONTHLY	—	6,535,378
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

TOYOTA AUTO RECEIVABLES 2023-A OWNER TRUST	9/15/2027	3,258,874	4.63%	MONTHLY	—	3,266,371
TOYOTA AUTO RECEIVABLES 2023-A OWNER TRUST	9/15/2027	4,274,853	4.63%	MONTHLY	—	4,284,687
TOYOTA AUTO RECEIVABLES 2024-B OWNER TRUST	1/16/2029	4,835,859	5.33%	MONTHLY	—	4,886,270
TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST	5/17/2027	2,165,595	5.16%	MONTHLY	—	2,168,259
TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST	5/17/2027	379,669	5.16%	MONTHLY	—	380,137
TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST	5/17/2027	4,833,191	FLT	MONTHLY	—	4,834,044
TOYOTA AUTO RECEIVABLES 2024-D OWNER TRUST	8/16/2027	455,090	4.55%	MONTHLY	—	455,713
TOYOTA AUTO RECEIVABLES 2025-A OWNER TRUST	11/15/2027	1,929,866	4.48%	MONTHLY	—	1,932,993
TOYOTA AUTO RECEIVABLES 2025-B OWNER TRUST	3/15/2028	5,391,632	4.46%	MONTHLY	—	5,404,377
TOYOTA AUTO RECEIVABLES 2025-C OWNER TRUST	8/17/2026	1,673,527	4.44%	MONTHLY	—	1,674,079
TOYOTA LEASE OWNER TRUST 2023-B	11/20/2026	210,796	5.66%	MONTHLY	—	210,896
TOYOTA LEASE OWNER TRUST 2023-B	11/20/2026	63,093	5.66%	MONTHLY	—	63,123
TOYOTA LEASE OWNER TRUST 2024-A	4/20/2027	386,355	5.25%	MONTHLY	—	387,768
TOYOTA LEASE OWNER TRUST 2024-B	9/20/2027	400,000	4.21%	MONTHLY	—	400,691
TOYOTA LEASE OWNER TRUST 2025-A	7/20/2027	1,578,431	FLT	MONTHLY	—	1,579,042
TOYOTA LEASE OWNER TRUST 2025-B	9/21/2026	4,529,106	4.10%	MONTHLY	—	4,531,269
TOYOTA MOTOR CREDIT CORP	5/15/2026	595,000	FLT		—	595,626
TOYOTA MOTOR CREDIT CORP	4/10/2026	407,000	FLT		—	407,303
TOYOTA MOTOR CREDIT CORP	1/5/2026	1,363,000	4.80%	SEMI-ANN	—	1,363,121
TRANSDIGM INC	1/15/2033	875,000	6.00%	SEMI-ANN	—	895,536
TRANSDIGM INC	12/15/2030	2,632,000	6.88%	SEMI-ANN	—	2,754,374
TRANSDIGM INC	3/1/2032	4,960,000	6.63%	SEMI-ANN	—	5,160,766
TRANSDIGM INC	3/1/2029	2,662,000	6.38%	SEMI-ANN	—	2,745,238
TRANSDIGM INC	8/15/2028	955,000	6.75%	SEMI-ANN	—	971,823
TRANSDIGM INC	5/31/2033	4,660,000	6.38%	SEMI-ANN	—	4,781,617
TRANSDIGM INC	1/31/2034	2,407,000	6.75%	SEMI-ANN	—	2,507,334
TRANSMONTAIGNE PARTNERS LLC	6/15/2030	3,248,000	8.50%	SEMI-ANN	—	3,278,307
TRANSOCEAN AQUILA LTD	9/30/2028	1,358,662	8.00%	SEMI-ANN	—	1,391,658
TRANSOCEAN INTERNATIONAL LTD	5/15/2029	603,000	8.25%	SEMI-ANN	—	607,817
TRANSOCEAN INTERNATIONAL LTD	5/15/2031	1,000,000	8.50%	SEMI-ANN	—	990,526
TRANSOCEAN TITAN FINANCING LTD	2/1/2028	1,102,571	8.38%	SEMI-ANN	—	1,126,022
TRINITAS CLO XX LTD	7/20/2035	1,100,000	FLT	QUARTERLY	—	1,097,853
TRONOX INC	3/15/2029	1,932,000	4.63%	SEMI-ANN	—	1,352,509
TRONOX INC	9/30/2030	876,000	9.13%	SEMI-ANN	—	871,010
UBS GROUP AG	1/30/2027	900,000	1.36%		—	897,982
UBS GROUP AG	8/10/2174	600,000	4.38%	SEMI-ANN	—	550,342
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

UBS GROUP AG	8/5/2027	1,445,000	4.70%	SEMI-ANN	—	1,450,133
UKG INC	2/1/2031	3,721,000	6.88%	SEMI-ANN	—	3,823,994
UNITED OVERSEAS BANK LTD	2/19/2026	8,930,000	ZCP		—	8,883,820
UNITED OVERSEAS BANK LTD	2/20/2026	4,950,000	ZCP		—	4,923,885
UNITED RENTALS NORTH AMERICA INC	2/15/2031	499,000	3.88%	SEMI-ANN	—	476,442
UNITED RENTALS NORTH AMERICA INC	11/15/2033	1,485,000	5.38%	SEMI-ANN	—	1,483,874
UNITED RENTALS NORTH AMERICA INC	3/15/2034	530,000	6.13%	SEMI-ANN	—	552,087
UNITED WHOLESALE MORTGAGE LLC	4/15/2029	2,341,000	5.50%	SEMI-ANN	—	2,324,379
UNITED WHOLESALE MORTGAGE LLC	6/15/2027	359,000	5.75%	SEMI-ANN	—	359,963
UNIVISION COMMUNICATIONS INC	8/15/2028	427,000	8.00%	SEMI-ANN	—	442,211
UNIVISION COMMUNICATIONS INC	5/1/2029	1,896,000	4.50%	SEMI-ANN	—	1,821,259
UNIVISION COMMUNICATIONS INC	6/30/2030	784,000	7.38%	SEMI-ANN	—	796,894
US FOODS INC	2/15/2029	1,251,000	4.75%	SEMI-ANN	—	1,243,909
US FOODS INC	6/1/2030	1,315,000	4.63%	SEMI-ANN	—	1,297,326
US FOODS INC	4/15/2033	915,000	5.75%	SEMI-ANN	—	932,008
US FOODS INC	1/15/2032	2,131,000	7.25%	SEMI-ANN	—	2,239,946
US FOODS INC	9/15/2028	850,000	6.88%	SEMI-ANN	—	879,085
USA COMPRESSION PARTNERS LP	3/15/2029	2,162,000	7.13%	SEMI-ANN	—	2,238,065
UWM HOLDINGS LLC	3/15/2031	2,988,000	6.25%	SEMI-ANN	—	2,983,236
UWM HOLDINGS LLC	2/1/2030	2,337,000	6.63%	SEMI-ANN	—	2,366,498
VAIL RESORTS INC	5/15/2032	1,246,000	6.50%	SEMI-ANN	—	1,293,353
VENTURE 33 CLO LTD	7/15/2031	232,501	FLT	QUARTERLY	—	232,915
VENTURE 44 CLO LTD	10/20/2034	1,100,000	FLT	QUARTERLY	—	1,094,832
VENTURE GLOBAL CALCASIEU PASS LLC	11/1/2033	1,629,000	3.88%	SEMI-ANN	—	1,396,724
VENTURE GLOBAL CALCASIEU PASS LLC	8/15/2031	3,971,000	4.13%	SEMI-ANN	—	3,608,875
VENTURE GLOBAL LNG INC	2/1/2029	1,112,000	9.50%	SEMI-ANN	—	1,152,636
VENTURE GLOBAL LNG INC	2/1/2032	1,894,000	9.88%	SEMI-ANN	—	1,956,639
VENTURE GLOBAL LNG INC	1/15/2030	1,232,000	7.00%	SEMI-ANN	—	1,185,713
VENTURE GLOBAL LNG INC	6/1/2031	4,947,000	8.38%	SEMI-ANN	—	4,921,052
VENTURE GLOBAL PLAQUEMINES LNG LLC	1/15/2034	2,582,000	6.50%	SEMI-ANN	—	2,644,588
VENTURE GLOBAL PLAQUEMINES LNG LLC	12/15/2030	716,000	6.13%	SEMI-ANN	—	729,370
VENTURE GLOBAL PLAQUEMINES LNG LLC	5/1/2033	1,119,000	7.50%	SEMI-ANN	—	1,209,081
VENTURE GLOBAL PLAQUEMINES LNG LLC	1/15/2036	5,427,000	6.75%	SEMI-ANN	—	5,558,824
VENTURE GLOBAL PLAQUEMINES LNG LLC	6/15/2034	948,000	6.50%	SEMI-ANN	—	969,214
VENTURE GLOBAL PLAQUEMINES LNG LLC	5/1/2035	1,119,000	7.75%	SEMI-ANN	—	1,222,915
VERIZON MASTER TRUST	1/22/2029	14,000,000	4.49%		—	14,002,888
VERIZON MASTER TRUST	6/20/2029	500,000	5.16%	MONTHLY	—	502,919
VICI PROPERTIES LP	2/15/2029	64,000	3.88%	SEMI-ANN	—	62,789
VIKING CRUISES LTD	2/15/2029	865,000	7.00%	SEMI-ANN	—	869,952
VIKING CRUISES LTD	10/15/2033	3,415,000	5.88%	SEMI-ANN	—	3,467,212
VIKING CRUISES LTD	7/15/2031	783,000	9.13%	SEMI-ANN	—	838,474
VIRGIN MEDIA FINANCE PLC	7/15/2030	1,488,000	5.00%	SEMI-ANN	—	1,311,262
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

VIRGINIA ELECTRIC AND POWER CO	8/15/2034	800,000	5.05%	SEMI-ANN	—	811,728
VIRGINIA POWER FUEL SECURITIZATION LLC	5/1/2033	800,000	4.88%	SEMI-ANN	—	818,700
VISTRA OPERATIONS CO LLC	4/15/2032	1,669,000	6.88%	SEMI-ANN	—	1,758,158
VISTRA OPERATIONS CO LLC	2/15/2027	2,471,000	5.63%	SEMI-ANN	—	2,472,074
VISTRA OPERATIONS CO LLC	10/15/2031	3,857,000	7.75%	SEMI-ANN	—	4,085,246
VMED O2 UK FINANCING I PLC	7/15/2031	2,682,000	4.75%	SEMI-ANN	—	2,476,261
VMED O2 UK FINANCING I PLC	1/31/2031	4,275,000	4.25%	SEMI-ANN	—	3,899,611
VOLKSWAGEN AUTO LEASE TRUST 2024-A	12/21/2026	3,489,632	5.40%	MONTHLY	—	3,493,090
VOLKSWAGEN AUTO LEASE TRUST 2024-A	6/21/2027	8,291,000	5.21%	MONTHLY	—	8,335,054
VOLKSWAGEN AUTO LEASE TRUST 2025-A	6/22/2026	729,322	4.47%		—	729,635
VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025-1	1/20/2028	594,371	4.51%	MONTHLY	—	595,744
VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025-2	11/20/2026	14,448,108	4.03%	MONTHLY	—	14,455,775
VOLKSWAGEN GROUP OF AMERICA FINANCE LLC	9/26/2026	300,000	3.20%	SEMI-ANN	—	297,878
VOLKSWAGEN GROUP OF AMERICA FINANCE LLC	3/27/2028	1,000,000	5.05%	SEMI-ANN	—	1,015,478
VOLTAGRID LLC	11/1/2030	1,784,000	7.38%	SEMI-ANN	—	1,767,771
VOLVO FINANCIAL EQUIPMENT LLC SERIES 2025-2	10/15/2026	7,542,796	4.07%	MONTHLY	—	7,548,214
VOYA CLO 2017-3 LTD	4/20/2034	1,100,000	FLT	QUARTERLY	—	1,100,600
VOYA CLO 2019-2 LTD	7/20/2032	553,367	FLT	QUARTERLY	—	553,700
VOYAGER PARENT LLC	7/1/2032	1,786,000	9.25%	SEMI-ANN	—	1,895,014
VZ SECURED FINANCING BV	1/15/2032	6,311,000	5.00%	SEMI-ANN	—	5,733,509
WARNERMEDIA HOLDINGS INC	3/15/2032	1,455,000	4.28%	SEMI-ANN	—	1,277,228
WARNERMEDIA HOLDINGS INC	3/15/2042	4,359,000	5.05%	SEMI-ANN	—	3,077,454
WARNERMEDIA HOLDINGS INC	3/15/2052	615,000	5.14%	SEMI-ANN	—	405,193
WASTE PRO USA INC	2/1/2033	2,535,000	7.00%	SEMI-ANN	—	2,610,378
WATCO COS LLC	8/1/2032	4,891,000	7.13%	SEMI-ANN	—	5,120,143
WELLS FARGO & CO	1/24/2028	800,000	4.90%	SEMI-ANN	—	806,802
WELLS FARGO & CO	6/17/2027	700,000	3.20%	SEMI-ANN	—	697,223
WELLS FARGO & CO	7/25/2029	700,000	5.57%	SEMI-ANN	—	725,296
WELLS FARGO BANK NA	8/7/2026	325,000	FLT		—	326,488
WELLS FARGO BANK NA	8/7/2026	400,000	5.45%	SEMI-ANN	—	403,337
WESCO DISTRIBUTION INC	3/15/2033	963,000	6.38%	SEMI-ANN	—	1,005,453
WESCO DISTRIBUTION INC	3/15/2032	2,524,000	6.63%	SEMI-ANN	—	2,635,583
WESCO DISTRIBUTION INC	6/15/2028	4,437,000	7.25%	SEMI-ANN	—	4,501,505
WESCO DISTRIBUTION INC	3/15/2029	1,646,000	6.38%	SEMI-ANN	—	1,699,773
WESTERN MIDSTREAM OPERATING LP	1/15/2029	100,000	6.35%	SEMI-ANN	—	105,304
WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP	11/15/2026	400,000	3.45%	SEMI-ANN	—	397,989
WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2023-4	7/15/2027	1,368,352	6.24%	MONTHLY	—	1,370,301
WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2024-3	9/15/2027	591,928	4.82%	MONTHLY	—	592,669
WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2025-1	1/18/2028	1,004,365	4.66%	MONTHLY	—	1,006,138
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2025-3	10/15/2026	1,397,394	4.28%	MONTHLY	—	1,398,066
WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2025-3	4/17/2028	4,800,000	4.31%	MONTHLY	—	4,805,499
WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2023-P1	2/16/2027	223,863	5.89%	MONTHLY	—	224,033
WESTPAC BANKING CORP	8/12/2026	6,000,000	ZCP		—	5,863,322
WESTPAC BANKING CORP	6/3/2026	1,525,000	FLT		—	1,526,818
WEX INC	3/15/2033	2,408,000	6.50%	SEMI-ANN	—	2,464,985
WHITE CAP SUPPLY HOLDINGS LLC	11/15/2030	2,819,000	7.38%	SEMI-ANN	—	2,919,070
WILLIAMS SCOTSMAN INC	6/15/2029	919,000	6.63%	SEMI-ANN	—	949,149
WILLIAMS SCOTSMAN INC	4/15/2030	543,000	6.63%	SEMI-ANN	—	561,258
WILLIAMS SCOTSMAN INC	8/15/2028	845,000	4.63%	SEMI-ANN	—	842,408
WIND RIVER 2016-1K CLO LTD	10/15/2034	1,094,096	FLT	QUARTERLY	—	1,094,112
WIND RIVER 2021-2 CLO LTD	7/20/2034	400,000	FLT	QUARTERLY	—	399,696
WINDSTREAM SERVICES LLC	10/1/2031	1,794,000	8.25%	SEMI-ANN	—	1,883,287
WINDSTREAM SERVICES LLC	10/15/2033	1,246,000	7.50%	SEMI-ANN	—	1,277,284
WOLVERINE WORLD WIDE INC	8/15/2029	2,615,000	4.00%	SEMI-ANN	—	2,417,560
WORLD OMNI AUTO RECEIVABLES TRUST 2022-B	7/15/2027	181,942	3.25%	MONTHLY	—	181,866
WORLD OMNI AUTO RECEIVABLES TRUST 2022-C	10/15/2027	1,155,027	3.66%	MONTHLY	—	1,154,511
WORLD OMNI AUTO RECEIVABLES TRUST 2022-C	10/15/2027	691,072	3.66%	MONTHLY	—	690,763
WORLD OMNI AUTO RECEIVABLES TRUST 2022-D	2/15/2028	1,191,775	5.61%	MONTHLY	—	1,196,568
WORLD OMNI AUTO RECEIVABLES TRUST 2022-D	2/15/2028	483,446	5.61%	MONTHLY	—	485,390
WORLD OMNI AUTO RECEIVABLES TRUST 2023-A	5/15/2028	2,018,425	4.83%	MONTHLY	—	2,022,943
WORLD OMNI AUTO RECEIVABLES TRUST 2023-A	5/15/2028	610,408	4.83%	MONTHLY	—	611,774
WORLD OMNI AUTO RECEIVABLES TRUST 2023-C	11/15/2028	3,749,947	5.15%	MONTHLY	—	3,771,912
WORLD OMNI AUTO RECEIVABLES TRUST 2025-C	8/17/2026	2,773,752	4.36%	MONTHLY	—	2,774,890
WORLD OMNI AUTO RECEIVABLES TRUST 2025-D	10/15/2026	5,880,105	4.04%	MONTHLY	—	5,883,191
WORLD OMNI AUTO LEASE SECURITIZATION TRUST 2024-A	10/15/2027	15,658,000	5.26%	MONTHLY	—	15,759,844
WORLD OMNI AUTO LEASE SECURITIZATION TRUST 2025-A	12/15/2027	1,066,453	4.35%	MONTHLY	—	1,068,852
WORLD OMNI SELECT AUTO TRUST 2025-A	10/15/2026	8,147,494	4.22%	MONTHLY	—	8,150,382
WR GRACE HOLDINGS LLC	6/15/2027	805,000	4.88%	SEMI-ANN	—	802,699
WR GRACE HOLDINGS LLC	8/15/2032	3,863,000	6.63%	SEMI-ANN	—	3,912,329
WR GRACE HOLDINGS LLC	8/15/2029	5,267,000	5.63%	SEMI-ANN	—	5,013,376
WR GRACE HOLDINGS LLC	3/1/2031	1,013,000	7.38%	SEMI-ANN	—	1,037,342
WULF COMPUTE LLC	10/15/2030	1,187,000	7.75%	SEMI-ANN	—	1,222,905
XCEL ENERGY INC	12/1/2026	800,000	3.35%	SEMI-ANN	—	795,034
XPLR INFRASTRUCTURE OPERATING PARTNERS LP	3/15/2033	1,685,000	8.63%	SEMI-ANN	—	1,772,644
XPLR INFRASTRUCTURE OPERATING PARTNERS LP	1/15/2031	1,494,000	8.38%	SEMI-ANN	—	1,568,273
XPLR INFRASTRUCTURE OPERATING PARTNERS LP	4/15/2034	1,406,000	7.75%	SEMI-ANN	—	1,428,907
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

XPLR INFRASTRUCTURE OPERATING PARTNERS LP	9/15/2027	3,377,000	4.50%	SEMI-ANN	—	3,339,009
XPLR INFRASTRUCTURE OPERATING PARTNERS LP	1/15/2029	3,116,000	7.25%	SEMI-ANN	—	3,192,660
ZF NORTH AMERICA CAPITAL INC	4/23/2032	4,270,000	6.88%	SEMI-ANN	—	4,175,615
ZF NORTH AMERICA CAPITAL INC	4/14/2030	410,000	7.13%	SEMI-ANN	—	412,987
ZF NORTH AMERICA CAPITAL INC	3/24/2031	3,496,000	7.50%	SEMI-ANN	—	3,533,218
ZOOMINFO TECHNOLOGIES LLC	2/1/2029	5,250,000	3.88%	SEMI-ANN	—	4,954,021

TOTAL CORPORATE DEBT AND ASSET-BACKED SECURITIES					—	2,484,139,652

U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES:
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY	6/1/2037	500,000	4.19%	SEMI-ANN	—	477,653
CANADIAN GOVERNMENT REAL RETURN BOND	12/1/2026	500,000	FLT	SEMI-ANN	—	708,621
EMIRATE OF ABU DHABI UNITED ARAB EMIRATES	3/2/2031	2,000,000	1.70%	SEMI-ANN	—	1,782,663
FEDERAL HOME LOAN BANKS	3/23/2026	9,018,750	1.00%	SEMI-ANN	—	8,967,081
FEDERAL HOME LOAN BANKS	9/18/2026	15,000,000	4.00%	SEMI-ANN	—	15,002,535
FEDERAL HOME LOAN BANKS	12/11/2026	10,000,000	FLT		—	10,002,050
FEDERAL HOME LOAN MORTGAGE CORP	10/28/2026	4,000,000	0.80%	SEMI-ANN	—	3,907,984
FRENCH REPUBLIC	3/1/2026	2,800,000	FLT	ANNUAL	—	4,022,512
FRENCH REPUBLIC	7/25/2031	2,000,000	FLT	ANNUAL	—	2,730,667
FRENCH REPUBLIC	7/25/2038	100,000	FLT	ANNUAL	—	114,050
GOLDEN STATE TOBACCO SECURITIZATION CORP	6/1/2041	700,000	3.71%	SEMI-ANN	—	544,213
INTER-AMERICAN DEVELOPMENT BANK	2/10/2026	14,750,000	FLT	QUARTERLY	—	14,758,061
INTERNATIONAL BANK FOR RECONSTRUCTION & DEVELOPMENT	9/23/2026	3,250,000	FLT		—	3,250,582
JAPAN	3/10/2028	149,000,000	FLT	SEMI-ANN	—	1,099,469
JAPAN	3/10/2028	203,000,000	FLT	SEMI-ANN	—	1,497,934
JAPAN	3/10/2029	228,000,000	FLT	SEMI-ANN	—	1,669,027
JAPAN	3/10/2029	332,000,000	FLT	SEMI-ANN	—	2,430,337
JAPAN	3/10/2034	140,000,000	FLT	SEMI-ANN	—	921,354
JAPAN	3/10/2035	200,000,000	FLT	SEMI-ANN	—	1,271,169
KOREA NATIONAL OIL CORP	4/3/2029	800,000	4.88%	SEMI-ANN	—	818,468
MARICOPA COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY	10/1/2029	475,000	7.38%	SEMI-ANN	—	498,287
PETROLEOS MEXICANOS	2/16/2032	600,000	6.70%	SEMI-ANN	—	598,398
REPUBLIC OF CHILE	1/31/2027	400,000	2.75%	SEMI-ANN	—	393,684
REPUBLIC OF ITALY	5/15/2030	1,600,000	FLT	SEMI-ANN	—	2,278,697
REPUBLIC OF THE PHILIPPINES	7/17/2033	700,000	5.00%	SEMI-ANN	—	717,761
SOUTHERN GAS CORRIDOR CJSC	3/24/2026	600,000	6.88%	SEMI-ANN	—	603,898
STATE BOARD OF ADMINISTRATION FINANCE CORP	7/1/2034	700,000	5.53%	SEMI-ANN	—	736,010
STATE OF ISRAEL	3/12/2034	800,000	5.50%	SEMI-ANN	—	828,406
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

TEXAS NATURAL GAS SECURITIZATION FINANCE CORP	4/1/2041	500,000	5.17%	SEMI-ANN	—	509,925
UNITED STATES OF AMERICA	1/22/2026	7,670,000	ZCP		—	7,654,838
UNITED STATES OF AMERICA	1/15/2026	28,000,000	FLT		—	38,258,760
UNITED STATES OF AMERICA	1/6/2026	16,000,000	ZCP		—	15,993,858
UNITED STATES OF AMERICA	2/19/2026	11,790,000	ZCP		—	11,733,954
UNITED STATES OF AMERICA	3/26/2026	15,600,000	ZCP		—	15,473,517
UNITED STATES OF AMERICA	4/7/2026	7,700,000	ZCP		—	7,628,415
UNITED STATES OF AMERICA	4/30/2026	7,500,000	ZCP		—	7,413,338
UNITED STATES OF AMERICA	5/15/2049	6,651,000	2.88%	SEMI-ANN	—	4,792,097
UNITED STATES OF AMERICA	5/15/2049	23,800,000	ZCP	ANNUAL	—	7,456,655
UNITED STATES OF AMERICA	8/15/2040	300,000	ZCP	ANNUAL	—	149,206
UNITED STATES OF AMERICA	8/15/2040	10,400,000	1.13%	SEMI-ANN	—	6,557,281
UNITED STATES OF AMERICA	8/15/2041	300,000	ZCP	ANNUAL	—	140,766
UNITED STATES OF AMERICA	2/15/2042	4,760,000	FLT		—	5,336,773
UNITED STATES OF AMERICA	11/15/2050	1,100,000	1.63%	SEMI-ANN	—	580,422
UNITED STATES OF AMERICA	2/15/2041	1,990,000	FLT	SEMI-ANN	—	2,895,239
UNITED STATES OF AMERICA	2/15/2041	11,600,000	1.88%	SEMI-ANN	—	8,134,500
UNITED STATES OF AMERICA	2/15/2051	2,100,000	FLT	SEMI-ANN	—	1,416,963
UNITED STATES OF AMERICA	2/15/2051	3,100,000	FLT	SEMI-ANN	—	2,091,707
UNITED STATES OF AMERICA	2/15/2051	4,260,000	1.88%	SEMI-ANN	—	2,392,423
UNITED STATES OF AMERICA	2/15/2050	600,000	FLT	SEMI-ANN	—	436,763
UNITED STATES OF AMERICA	2/15/2050	2,000,000	2.00%	SEMI-ANN	—	1,177,969
UNITED STATES OF AMERICA	2/15/2050	2,990,000	FLT	SEMI-ANN	—	2,176,536
UNITED STATES OF AMERICA	8/15/2051	1,225,000	2.00%	SEMI-ANN	—	705,236
UNITED STATES OF AMERICA	8/15/2049	7,409,900	2.25%	SEMI-ANN	—	4,668,526
UNITED STATES OF AMERICA	5/15/2051	1,125,400	2.38%	SEMI-ANN	—	712,607
UNITED STATES OF AMERICA	11/15/2049	2,310,000	2.38%	SEMI-ANN	—	1,490,582
UNITED STATES OF AMERICA	2/15/2045	1,200,000	FLT	SEMI-ANN	—	1,208,224
UNITED STATES OF AMERICA	2/15/2045	2,400,000	2.50%	SEMI-ANN	—	1,706,719
UNITED STATES OF AMERICA	2/15/2045	4,990,000	FLT	SEMI-ANN	—	5,024,197
UNITED STATES OF AMERICA	5/15/2052	10,600,000	2.88%	SEMI-ANN	—	7,441,117
UNITED STATES OF AMERICA	2/15/2048	2,100,000	3.00%	SEMI-ANN	—	1,569,258
UNITED STATES OF AMERICA	2/15/2048	3,541,000	FLT	SEMI-ANN	—	3,412,483
UNITED STATES OF AMERICA	2/15/2049	300,000	FLT	SEMI-ANN	—	278,949
UNITED STATES OF AMERICA	2/15/2049	2,300,000	3.00%	SEMI-ANN	—	1,701,551
UNITED STATES OF AMERICA	2/15/2049	3,480,000	FLT	SEMI-ANN	—	3,235,803
UNITED STATES OF AMERICA	8/15/2048	600,000	3.00%	SEMI-ANN	—	446,156
UNITED STATES OF AMERICA	5/15/2048	700,000	3.13%	SEMI-ANN	—	533,887
UNITED STATES OF AMERICA	8/15/2044	9,500,000	3.13%	SEMI-ANN	—	7,548,789
UNITED STATES OF AMERICA	5/15/2042	2,700,000	3.25%	SEMI-ANN	—	2,260,090
UNITED STATES OF AMERICA	5/15/2044	800,000	3.38%	SEMI-ANN	—	662,781
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

UNITED STATES OF AMERICA	5/15/2044	1,200,000	4.63%	SEMI-ANN	—	1,182,422
UNITED STATES OF AMERICA	11/15/2048	2,800,000	3.38%	SEMI-ANN	—	2,224,688
UNITED STATES OF AMERICA	2/15/2043	2,400,000	3.88%	SEMI-ANN	—	2,166,937
UNITED STATES OF AMERICA	2/15/2043	3,970,000	FLT	SEMI-ANN	—	4,181,834
UNITED STATES OF AMERICA	5/15/2043	3,500,000	3.88%	SEMI-ANN	—	3,151,367
UNITED STATES OF AMERICA	11/15/2042	3,174,000	4.00%	SEMI-ANN	—	2,919,708
UNITED STATES OF AMERICA	11/15/2052	1,500,000	4.00%	SEMI-ANN	—	1,306,406
UNITED STATES OF AMERICA	3/31/2029	8,600,000	4.13%	SEMI-ANN	—	8,746,469
UNITED STATES OF AMERICA	8/15/2035	122,000	4.25%	SEMI-ANN	—	123,144
UNITED STATES OF AMERICA	8/15/2054	1,200,000	4.25%	SEMI-ANN	—	1,089,750
UNITED STATES OF AMERICA	5/15/2041	598,000	4.38%	SEMI-ANN	—	584,638
UNITED STATES OF AMERICA	8/15/2043	3,475,000	4.38%	SEMI-ANN	—	3,331,249
UNITED STATES OF AMERICA	11/15/2055	2,700,000	4.63%	SEMI-ANN	—	2,612,672
UNITED STATES OF AMERICA	8/15/2045	2,577,000	4.88%	SEMI-ANN	—	2,611,628
UNITED STATES OF AMERICA	1/15/2027	5,490,000	FLT	SEMI-ANN	—	7,307,961
UNITED STATES OF AMERICA	1/15/2028	9,736,000	FLT	SEMI-ANN	—	15,242,746
UNITED STATES OF AMERICA	1/15/2028	15,398,000	FLT	SEMI-ANN	—	19,964,041
UNITED STATES OF AMERICA	1/15/2029	3,180,000	FLT	SEMI-ANN	—	4,977,935
UNITED STATES OF AMERICA	1/15/2029	4,880,000	FLT	SEMI-ANN	—	6,195,756
UNITED STATES OF AMERICA	1/15/2030	8,880,000	FLT	SEMI-ANN	—	10,658,330
UNITED STATES OF AMERICA	1/15/2031	8,670,000	FLT	SEMI-ANN	—	10,112,451
UNITED STATES OF AMERICA	1/15/2032	12,200,000	FLT	SEMI-ANN	—	13,092,859
UNITED STATES OF AMERICA	1/15/2033	13,300,000	FLT	SEMI-ANN	—	13,953,651
UNITED STATES OF AMERICA	1/15/2034	13,100,000	FLT	SEMI-ANN	—	13,801,066
UNITED STATES OF AMERICA	1/15/2035	18,900,000	FLT	SEMI-ANN	—	19,850,595
UNITED STATES OF AMERICA	2/15/2040	1,380,000	FLT	SEMI-ANN	—	2,056,451
UNITED STATES OF AMERICA	2/15/2044	7,280,000	FLT	SEMI-ANN	—	8,509,335
UNITED STATES OF AMERICA	2/15/2046	200,000	FLT	SEMI-ANN	—	206,969
UNITED STATES OF AMERICA	2/15/2046	3,630,000	FLT	SEMI-ANN	—	3,756,483
UNITED STATES OF AMERICA	2/15/2047	100,000	FLT	SEMI-ANN	—	97,161
UNITED STATES OF AMERICA	2/15/2047	3,591,000	FLT	SEMI-ANN	—	3,489,051
UNITED STATES OF AMERICA	2/15/2052	500,000	FLT	SEMI-ANN	—	308,713
UNITED STATES OF AMERICA	2/15/2052	2,800,000	FLT	SEMI-ANN	—	1,728,791
UNITED STATES OF AMERICA	2/15/2053	600,000	FLT	SEMI-ANN	—	511,939
UNITED STATES OF AMERICA	2/15/2053	3,100,000	FLT	SEMI-ANN	—	2,645,017
UNITED STATES OF AMERICA	2/15/2054	1,600,000	FLT	SEMI-ANN	—	1,525,252
UNITED STATES OF AMERICA	2/15/2054	5,000,000	FLT	SEMI-ANN	—	4,766,413
UNITED STATES OF AMERICA	2/15/2055	300,000	FLT	SEMI-ANN	—	293,592
UNITED STATES OF AMERICA	2/15/2055	5,300,000	FLT	SEMI-ANN	—	5,186,784
UNITED STATES OF AMERICA	4/15/2027	6,900,000	FLT	SEMI-ANN	—	7,811,982
UNITED STATES OF AMERICA	4/15/2028	5,324,000	FLT	SEMI-ANN	—	11,245,794
UNITED STATES OF AMERICA	4/15/2028	12,800,000	FLT	SEMI-ANN	—	13,837,229
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

UNITED STATES OF AMERICA	4/15/2029	1,300,000	FLT	SEMI-ANN	—	1,397,637
UNITED STATES OF AMERICA	4/15/2029	1,910,000	FLT	SEMI-ANN	—	4,075,818
UNITED STATES OF AMERICA	4/15/2029	8,300,000	FLT	SEMI-ANN	—	8,923,376
UNITED STATES OF AMERICA	4/15/2030	18,900,000	FLT	SEMI-ANN	—	19,430,734
UNITED STATES OF AMERICA	4/15/2032	269,000	FLT	SEMI-ANN	—	544,680
UNITED STATES OF AMERICA	7/15/2026	8,345,000	FLT	SEMI-ANN	—	11,268,717
UNITED STATES OF AMERICA	7/15/2027	11,530,000	FLT	SEMI-ANN	—	15,165,483
UNITED STATES OF AMERICA	7/15/2028	9,110,000	FLT	SEMI-ANN	—	11,675,972
UNITED STATES OF AMERICA	7/15/2029	7,923,000	FLT	SEMI-ANN	—	9,717,794
UNITED STATES OF AMERICA	7/15/2030	6,240,000	FLT	SEMI-ANN	—	7,481,333
UNITED STATES OF AMERICA	7/15/2031	24,740,000	FLT	SEMI-ANN	—	27,858,700
UNITED STATES OF AMERICA	7/15/2032	20,000,000	FLT	SEMI-ANN	—	21,032,048
UNITED STATES OF AMERICA	7/15/2033	14,600,000	FLT	SEMI-ANN	—	15,259,792
UNITED STATES OF AMERICA	7/15/2034	19,100,000	FLT	SEMI-ANN	—	19,906,939
UNITED STATES OF AMERICA	7/15/2035	18,400,000	FLT	SEMI-ANN	—	18,610,919
UNITED STATES OF AMERICA	10/15/2026	27,300,000	FLT	SEMI-ANN	—	32,223,483
UNITED STATES OF AMERICA	10/15/2027	8,200,000	FLT	SEMI-ANN	—	9,080,406
UNITED STATES OF AMERICA	10/15/2028	7,000,000	FLT	SEMI-ANN	—	7,661,867
UNITED STATES OF AMERICA	10/15/2029	10,900,000	FLT	SEMI-ANN	—	11,393,632
UNITED STATES OF AMERICA	10/15/2030	6,000,000	FLT	SEMI-ANN	—	5,948,961

TOTAL U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES					—	775,665,981

MORTGAGE-BACKED SECURITIES:
FEDERAL HOME LOAN MORTGAGE CORP	12/25/2049	1,421,370	2.50%	MONTHLY	—	1,268,748
FEDERAL HOME LOAN MORTGAGE CORP	8/1/2043	3,848	4.00%	MONTHLY	—	3,806
FEDERAL HOME LOAN MORTGAGE CORP	9/1/2039	1,002	4.00%	MONTHLY	—	984
FEDERAL HOME LOAN MORTGAGE CORP	9/1/2043	198,931	4.00%	MONTHLY	—	191,346
FEDERAL HOME LOAN MORTGAGE CORP	1/1/2037	30,331	FLT	MONTHLY	—	31,607
FEDERAL HOME LOAN MORTGAGE CORP	1/15/2047	439,325	FLT	MONTHLY	—	430,348
FEDERAL HOME LOAN MORTGAGE CORP	2/25/2055	1,590,976	FLT	MONTHLY	—	1,597,435
FEDERAL HOME LOAN MORTGAGE CORP	4/25/2055	1,545,532	FLT	MONTHLY	—	1,551,929
FEDERAL HOME LOAN MORTGAGE CORP	5/25/2055	675,503	FLT	MONTHLY	—	676,268
FEDERAL HOME LOAN MORTGAGE CORP	6/25/2055	708,012	FLT	MONTHLY	—	712,288
FEDERAL HOME LOAN MORTGAGE CORP	7/15/2048	108,017	FLT	MONTHLY	—	105,100
FEDERAL HOME LOAN MORTGAGE CORP	7/25/2026	114,511	FLT	MONTHLY	—	114,529
FEDERAL HOME LOAN MORTGAGE CORP	8/15/2057	1,874,719	FLT	MONTHLY	—	1,823,286
FEDERAL HOME LOAN MORTGAGE CORP	8/25/2055	392,505	FLT	MONTHLY	—	394,336
FEDERAL HOME LOAN MORTGAGE CORP	8/25/2055	578,798	FLT	MONTHLY	—	581,291
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

FEDERAL HOME LOAN MORTGAGE CORP	8/25/2055	3,762,187	FLT	MONTHLY	—	3,778,390
FEDERAL HOME LOAN MORTGAGE CORP	9/1/2037	10,501	FLT	MONTHLY	—	10,907
FEDERAL HOME LOAN MORTGAGE CORP	10/15/2043	243,893	FLT	MONTHLY	—	238,900
FEDERAL HOME LOAN MORTGAGE CORP	10/25/2055	2,501,406	FLT	MONTHLY	—	2,510,847
ALTERNATIVE LOAN TRUST 2006-OA17	12/20/2046	220,367	FLT	MONTHLY	—	197,890
BAMLL COMMERCIAL MORTGAGE SECURITIES TRUST 2021-JACX	9/15/2038	1,100,000	FLT	MONTHLY	—	1,060,642
BANC OF AMERICA FUNDING 2007-3 TRUST	4/25/2037	54,128	FLT	MONTHLY	—	46,577
BANC OF AMERICA FUNDING 2007-C TRUST	5/20/2036	31,976	FLT	MONTHLY	—	29,842
BANC OF AMERICA MORTGAGE 2005-A TRUST	2/25/2035	18,580	FLT	MONTHLY	—	18,251
BENCHMARK 2018-B4 MORTGAGE TRUST	7/15/2051	93,071	3.98%	MONTHLY	—	92,406
CHL MORTGAGE PASS-THROUGH TRUST 2004-HYB7	11/20/2034	16,481	FLT	MONTHLY	—	15,770
CIM TRUST 2019-INV1	2/25/2049	32,141	FLT	MONTHLY	—	31,196
CIM TRUST 2023-I2	12/25/2067	436,515	FLT	MONTHLY	—	438,356
CITIGROUP COMMERCIAL MORTGAGE TRUST 2016-C1	5/10/2049	500,000	3.21%	MONTHLY	—	498,060
CITIGROUP MORTGAGE LOAN TRUST 2007-10	9/25/2037	41,179	FLT	MONTHLY	—	38,675
CITIGROUP MORTGAGE LOAN TRUST INC	10/25/2035	132,517	FLT	MONTHLY	—	116,936
COMM 2016-COR1 MORTGAGE TRUST	10/10/2049	600,000	3.09%	MONTHLY	—	593,616
COMM 2018-COR3 MORTGAGE TRUST	5/10/2051	1,900,000	4.23%	MONTHLY	—	1,871,929
CSMC 2020-FACT	10/15/2037	1,400,000	FLT	MONTHLY	—	1,393,014
CSWF 2021-SOP2	6/15/2034	58,635	FLT	MONTHLY	—	57,580
EQUS 2021-EQAZ MORTGAGE TRUST	10/15/2038	635,869	FLT	MONTHLY	—	635,672
FANNIE MAE OR FREDDIE MAC	2/25/2056	300,000	5.00%		—	299,228
FANNIE MAE OR FREDDIE MAC	2/25/2056	3,400,000	4.00%		—	3,227,190
FANNIE MAE OR FREDDIE MAC	2/25/2056	5,000,000	6.50%		—	5,197,578
FANNIE MAE OR FREDDIE MAC	2/25/2056	6,620,000	3.00%		—	5,862,843
FANNIE MAE OR FREDDIE MAC	2/25/2056	9,100,000	4.50%		—	8,886,822
FANNIE MAE OR FREDDIE MAC	2/25/2056	10,015,000	5.00%		—	9,989,219
FANNIE MAE OR FREDDIE MAC	2/25/2056	10,800,000	4.50%		—	10,546,998
FANNIE MAE OR FREDDIE MAC	2/25/2056	12,600,000	2.50%		—	10,673,578
FANNIE MAE OR FREDDIE MAC	2/25/2056	19,250,000	3.50%		—	17,769,847
FANNIE MAE OR FREDDIE MAC	2/25/2056	21,380,000	6.00%		—	21,946,629
FANNIE MAE OR FREDDIE MAC	2/25/2048	52,900,000	5.50%		—	53,623,053
FEDERAL NATIONAL MORTGAGE ASSOCIATION	9/1/2043	673,213	3.00%	MONTHLY	—	623,195
FEDERAL NATIONAL MORTGAGE ASSOCIATION	6/25/2055	53,193	FLT	MONTHLY	—	52,639
FEDERAL NATIONAL MORTGAGE ASSOCIATION	8/25/2055	693,638	FLT	MONTHLY	—	696,131
FEDERAL NATIONAL MORTGAGE ASSOCIATION	12/25/2044	62,522	2.00%	MONTHLY	—	55,967
FEDERAL NATIONAL MORTGAGE ASSOCIATION	2/1/2035	472,445	2.50%	MONTHLY	—	458,829
FEDERAL NATIONAL MORTGAGE ASSOCIATION	2/1/2046	78,877	3.00%	MONTHLY	—	72,111
FEDERAL NATIONAL MORTGAGE ASSOCIATION	4/25/2028	123,827	3.00%	MONTHLY	—	1,417
FEDERAL NATIONAL MORTGAGE ASSOCIATION	5/1/2043	318,895	3.00%	MONTHLY	—	295,520
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

FEDERAL NATIONAL MORTGAGE ASSOCIATION	9/1/2032	918,665	3.00%	MONTHLY	—	897,349
FEDERAL NATIONAL MORTGAGE ASSOCIATION	1/1/2045	77,096	4.00%	MONTHLY	—	75,295
FEDERAL NATIONAL MORTGAGE ASSOCIATION	1/1/2045	135,123	4.00%	MONTHLY	—	132,047
FEDERAL NATIONAL MORTGAGE ASSOCIATION	2/1/2043	21,652	4.00%	MONTHLY	—	21,203
FEDERAL NATIONAL MORTGAGE ASSOCIATION	3/1/2050	53,745	4.00%	MONTHLY	—	51,384
FEDERAL NATIONAL MORTGAGE ASSOCIATION	6/1/2042	18,441	4.00%	MONTHLY	—	18,059
FEDERAL NATIONAL MORTGAGE ASSOCIATION	6/1/2043	81,065	4.00%	MONTHLY	—	79,360
FEDERAL NATIONAL MORTGAGE ASSOCIATION	6/1/2045	41,171	4.00%	MONTHLY	—	39,747
FEDERAL NATIONAL MORTGAGE ASSOCIATION	6/1/2048	549,365	4.00%	MONTHLY	—	531,540
FEDERAL NATIONAL MORTGAGE ASSOCIATION	6/1/2049	692,619	4.00%	MONTHLY	—	670,371
FEDERAL NATIONAL MORTGAGE ASSOCIATION	6/1/2052	442,998	4.00%	MONTHLY	—	426,274
FEDERAL NATIONAL MORTGAGE ASSOCIATION	7/1/2042	26,873	4.00%	MONTHLY	—	26,322
FEDERAL NATIONAL MORTGAGE ASSOCIATION	7/1/2043	250,980	4.00%	MONTHLY	—	245,597
FEDERAL NATIONAL MORTGAGE ASSOCIATION	7/1/2048	39,573	4.00%	MONTHLY	—	38,280
FEDERAL NATIONAL MORTGAGE ASSOCIATION	8/1/2048	55,156	4.00%	MONTHLY	—	53,726
FEDERAL NATIONAL MORTGAGE ASSOCIATION	8/1/2052	851,324	4.00%	MONTHLY	—	809,515
FEDERAL NATIONAL MORTGAGE ASSOCIATION	9/1/2044	1,262,622	4.00%	MONTHLY	—	1,233,809
FEDERAL NATIONAL MORTGAGE ASSOCIATION	10/1/2052	73,819	4.00%	MONTHLY	—	71,191
FEDERAL NATIONAL MORTGAGE ASSOCIATION	11/1/2042	23,134	4.00%	MONTHLY	—	22,726
FEDERAL NATIONAL MORTGAGE ASSOCIATION	11/1/2044	257,832	4.00%	MONTHLY	—	251,846
FEDERAL NATIONAL MORTGAGE ASSOCIATION	12/1/2041	127,522	4.00%	MONTHLY	—	124,906
FEDERAL NATIONAL MORTGAGE ASSOCIATION	12/1/2045	241,232	4.00%	MONTHLY	—	234,445
FEDERAL NATIONAL MORTGAGE ASSOCIATION	5/1/2053	80,178	4.50%	MONTHLY	—	78,938
FEDERAL NATIONAL MORTGAGE ASSOCIATION	5/1/2053	992,266	4.50%	MONTHLY	—	977,199
FEDERAL NATIONAL MORTGAGE ASSOCIATION	5/1/2053	2,323,092	5.00%	MONTHLY	—	2,323,533
FEDERAL NATIONAL MORTGAGE ASSOCIATION	9/1/2052	80,711	4.50%	MONTHLY	—	79,260
FEDERAL NATIONAL MORTGAGE ASSOCIATION	4/1/2053	1,291,770	5.00%	MONTHLY	—	1,297,211
FEDERAL NATIONAL MORTGAGE ASSOCIATION	7/1/2053	327,759	5.00%	MONTHLY	—	329,593
FEDERAL NATIONAL MORTGAGE ASSOCIATION	7/1/2053	431,907	5.00%	MONTHLY	—	434,867
FEDERAL NATIONAL MORTGAGE ASSOCIATION	5/1/2054	3,891,649	5.50%	MONTHLY	—	3,951,500
FEDERAL NATIONAL MORTGAGE ASSOCIATION	3/1/2054	6,823,724	6.00%	MONTHLY	—	7,010,558
FEDERAL NATIONAL MORTGAGE ASSOCIATION	6/25/2059	404,458	FLT	MONTHLY	—	398,431
FEDERAL NATIONAL MORTGAGE ASSOCIATION	9/25/2041	71,562	FLT	MONTHLY	—	71,312
FREDDIE MAC POOL	10/1/2052	432,148	4.00%	MONTHLY	—	411,323
FREDDIE MAC POOL	5/1/2053	1,409,241	5.00%	MONTHLY	—	1,410,953
FREDDIE MAC POOL	3/1/2054	294,109	5.00%	MONTHLY	—	293,846
FREDDIE MAC POOL	10/1/2053	734,257	5.50%	MONTHLY	—	746,317
FREDDIE MAC POOL	4/1/2055	641,505	6.00%	MONTHLY	—	670,470
FREDDIE MAC POOL	2/1/2054	210,646	6.50%	MONTHLY	—	218,831
FREDDIE MAC WHOLE LOAN SECURITIES TRUST	12/25/2046	501,560	3.50%	MONTHLY	—	446,696
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	1/15/2056	200,000	2.50%		—	172,875
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	1/15/2056	5,015,000	5.00%		—	5,006,901
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	2/15/2056	3,600,000	4.50%		—	3,509,158
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	2/15/2056	4,400,000	4.00%		—	4,155,754
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	2/15/2056	5,600,000	6.00%		—	5,705,137
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	9/20/2055	97,000	2.00%	MONTHLY	—	80,508
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	9/20/2055	3,958,347	FLT	MONTHLY	—	3,973,888
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	11/20/2051	703,000	2.00%	MONTHLY	—	583,348
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	7/20/2052	13,329,780	3.50%	MONTHLY	—	12,273,240
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	9/20/2052	672,280	3.50%	MONTHLY	—	621,694
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	10/20/2054	3,541,724	3.50%	MONTHLY	—	3,230,686
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	6/20/2048	73,399	4.00%	MONTHLY	—	70,547
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	3/15/2029	393	7.50%	MONTHLY	—	399
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	1/20/2068	659,768	FLT	MONTHLY	—	661,555
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	1/20/2072	350,721	FLT	MONTHLY	—	347,525
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	1/20/2073	387,578	FLT	MONTHLY	—	390,649
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	1/20/2073	575,729	FLT	MONTHLY	—	579,580
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	1/20/2073	585,438	FLT	MONTHLY	—	587,499
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	1/20/2073	982,515	FLT	MONTHLY	—	987,399
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	2/20/2073	289,373	FLT	MONTHLY	—	291,295
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	2/20/2073	664,167	FLT	MONTHLY	—	668,579
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	3/20/2037	31,962	FLT	MONTHLY	—	31,564
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	3/20/2049	203,527	FLT	MONTHLY	—	200,022
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	3/20/2049	370,482	FLT	MONTHLY	—	365,700
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	3/20/2066	124,086	FLT	MONTHLY	—	124,850
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	5/20/2037	12,355	FLT	MONTHLY	—	12,198
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	5/20/2066	101,532	FLT	MONTHLY	—	101,913
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	6/20/2044	260,954	FLT	MONTHLY	—	254,985
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	7/20/2042	598,029	FLT	MONTHLY	—	590,655
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	7/20/2073	3,705,211	FLT	MONTHLY	—	3,735,552
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	8/20/2068	240,657	FLT	MONTHLY	—	242,135
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	9/20/2075	3,790,942	FLT	MONTHLY	—	3,803,716
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	9/20/2075	4,012,174	FLT	MONTHLY	—	4,019,281
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	10/20/2072	214,196	FLT	MONTHLY	—	214,668
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	10/20/2072	4,271,902	FLT	MONTHLY	—	4,293,795
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	12/20/2072	401,511	FLT	MONTHLY	—	406,739
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	12/20/2073	1,409,046	FLT	MONTHLY	—	1,421,285
HARBORVIEW MORTGAGE LOAN TRUST 2005-9	6/20/2035	388,779	FLT	MONTHLY	—	365,403
HARBORVIEW MORTGAGE LOAN TRUST 2005-9	6/20/2035	509,921	FLT	MONTHLY	—	480,954
HARBORVIEW MORTGAGE LOAN TRUST 2006-2	2/25/2036	63,486	FLT	MONTHLY	—	16,387
MASTR ADJUSTABLE RATE MORTGAGES TRUST 2006-2	1/25/2036	13,382	FLT	MONTHLY	—	12,969
MFA 2022-INV3 TRUST	12/25/2066	241,937	FLT	MONTHLY	—	240,164
MFA 2023-INV2 TRUST	10/25/2058	532,369	FLT	MONTHLY	—	537,598
MILL CITY MORTGAGE LOAN TRUST 2019-GS1	7/25/2059	45,461	FLT	MONTHLY	—	44,696
MILL CITY MORTGAGE LOAN TRUST 2019-GS2	8/25/2059	304,572	FLT	MONTHLY	—	297,242
MORGAN STANLEY CAPITAL I 2017-HR2	12/15/2050	400,000	3.59%	MONTHLY	—	395,296
MORGAN STANLEY CAPITAL I TRUST 2019-L2	3/15/2052	200,000	4.07%	MONTHLY	—	196,554
MORGAN STANLEY MORTGAGE LOAN TRUST 2004-6AR	8/25/2034	9,884	FLT	MONTHLY	—	9,486
MORGAN STANLEY MORTGAGE LOAN TRUST 2005-3AR	7/25/2035	96,149	FLT	MONTHLY	—	85,953
MORGAN STANLEY MORTGAGE LOAN TRUST 2006-8AR	6/25/2036	22,039	FLT	MONTHLY	—	21,303
MORGAN STANLEY MORTGAGE LOAN TRUST 2007-11AR	6/25/2037	180,690	FLT	MONTHLY	—	102,206
MRCD 2019-MARK MORTGAGE TRUST	12/15/2036	1,800,000	2.72%	MONTHLY	—	1,512,000
NEW ORLEANS HOTEL TRUST 2019-HNLA	4/15/2032	1,700,000	FLT	MONTHLY	—	1,689,571
NEW RESIDENTIAL MORTGAGE LOAN TRUST 2021-NQM2R	10/25/2058	57,146	FLT	MONTHLY	—	54,925
NEW RESIDENTIAL MORTGAGE LOAN TRUST 2023-NQM1	10/25/2063	417,570	FLT	MONTHLY	—	422,219
NYMT LOAN TRUST 2024-INV1	6/25/2069	842,709	FLT	MONTHLY	—	847,758
OBX 2023-NQM4 TRUST	3/25/2063	301,408	FLT	MONTHLY	—	301,781
OBX 2023-NQM7 TRUST	4/25/2063	378,124	FLT	MONTHLY	—	381,480
OBX 2024-HYB2 TRUST	4/25/2053	565,385	FLT	MONTHLY	—	560,666
PRKCM 2022-AFC2 TRUST	8/25/2057	443,866	FLT	MONTHLY	—	443,469
PRKCM 2023-AFC3 TRUST	9/25/2058	390,382	FLT	MONTHLY	—	392,531
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

PRPM 2024-NQM1 TRUST	12/25/2068	512,794	FLT	MONTHLY	—	518,576
RALI SERIES 2005-QA13 TRUST	12/25/2035	288,005	FLT	MONTHLY	—	253,183
RALI SERIES 2006-QO6 TRUST	6/25/2046	123,788	FLT	MONTHLY	—	25,084
RBSGC MORTGAGE LOAN TRUST 2007-B	1/25/2037	143,059	FLT	MONTHLY	—	67,835
SEASONED LOANS STRUCTURED TRANSACTION TRUST SERIES 2019-3	11/25/2029	735,880	2.75%	MONTHLY	—	699,844
STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN TRUST SERIES 2004-20	1/25/2035	48,144	FLT	MONTHLY	—	46,567
STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN TRUST SERIES 2006-4	5/25/2036	119,099	FLT	MONTHLY	—	90,864
THORNBURG MORTGAGE SECURITIES TRUST 2007-4	9/25/2037	11,831	FLT	MONTHLY	—	11,746
TOWD POINT MORTGAGE TRUST 2017-6	10/25/2057	200,652	FLT	MONTHLY	—	198,042
TOWD POINT MORTGAGE TRUST 2018-2	3/25/2058	315,039	FLT	MONTHLY	—	312,264
TOWD POINT MORTGAGE TRUST 2019-1	3/25/2058	148,086	FLT	MONTHLY	—	144,714
TOWD POINT MORTGAGE TRUST 2019-HY2	5/25/2058	215,762	FLT	MONTHLY	—	219,696
TOWD POINT MORTGAGE TRUST 2019-HY3	10/25/2059	135,265	FLT	MONTHLY	—	135,364
TOWD POINT MORTGAGE TRUST 2019-HY3	10/25/2059	216,424	FLT	MONTHLY	—	216,583
VASA TRUST 2021-VASA	7/15/2039	1,400,000	FLT	MONTHLY	—	1,379,904
WELLS FARGO COMMERCIAL MORTGAGE TRUST 2019-C49	3/15/2052	300,000	4.02%	MONTHLY	—	298,436
WELLS FARGO COMMERCIAL MORTGAGE TRUST 2020-C55	2/15/2053	500,000	2.73%	MONTHLY	—	468,893

TOTAL MORTGAGE-BACKED SECURITIES					—	278,860,861

OTHER:
FIDELITY GOV'T PORTFOLIO INST SHARES FUND	371,501,603 UNITS			—	371,501,604
MISCELLANEOUS INCOME	1 UNIT			—	1
PIMCO FDS PAC INVT MGMT OPEN-END FUND	1,678,162 UNITS			—	19,869,443
REPURCHASE AGREEMENT	1/5/2026	1,850,060	3.84%	—	1,850,060
REPURCHASE AGREEMENT	1/5/2026	41,249,940	3.84%	—	41,249,940
REPURCHASE AGREEMENT	1/2/2026	6,400,000	3.93%	—	6,400,000

TOTAL OTHER				—	440,871,048

DERIVATIVES RECEIVABLE:
PURCHASED OPTIONS	6/22/2035	800,000	HICPXT @ % EUR	—	(24,436)
US LONG BOND(CBT) BOND	EX 03/20/2026	SIZE 100,000	FUTURE LONG	—	4,739
US LONG BOND(CBT) BOND	EX 03/20/2026	SIZE 100,000	VM	—	(4,739)
US 10YR ULTRA FUT BOND	EX 03/20/2026	SIZE 100,000	FUTURE LONG	—	9,761
US 10YR ULTRA FUT BOND	EX 03/20/2026	SIZE 100,000	VM	—	(9,761)
JPN 10Y BOND(OSE) BOND	EX 03/13/2026	SIZE 100,000,000	FUTURE LONG	—	16,884
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

JPN 10Y BOND(OSE) BOND	EX 03/13/2026	SIZE 100,000,000	VM	—	(16,884)
EURO-OAT FUTURE BOND	EX 03/06/2026	SIZE 100,000	FUTURE LONG	—	175,706
EURO-OAT FUTURE BOND	EX 03/06/2026	SIZE 100,000	VM	—	(175,706)
EURO-BOBL FUTURE BOND	EX 03/06/2026	SIZE 100,000	FUTURE LONG	—	10,351
EURO-BOBL FUTURE BOND	EX 03/06/2026	SIZE 100,000	VM	—	(10,351)
US 10YR NOTE (CBT) BOND	EX 03/20/2026	SIZE 100,000	FUTURE LONG	—	270,450
US 10YR NOTE (CBT) BOND	EX 03/20/2026	SIZE 100,000	VM	—	(270,450)
EURO-BUXL 30Y BND BOND	EX 03/06/2026	SIZE 100,000	FUTURE LONG	—	32,449
EURO-BUXL 30Y BND BOND	EX 03/06/2026	SIZE 100,000	VM	—	(32,449)
US LONG BOND(CBT) BOND	EX 03/20/2026	SIZE 100,000	FUTURE LONG	—	24,287
US LONG BOND(CBT) BOND	EX 03/20/2026	SIZE 100,000	VM	—	(24,287)
CREDIT DEFAULT SWAP	EX 20/JUN/2026	1,000,000	CDS	—	3,531
CREDIT DEFAULT SWAP	EX 20/JUN/2026	1,000,000	VM	—	(3,531)
CREDIT DEFAULT SWAP	EX 20/JUN/2028	800,000	CDS	—	11,563
CREDIT DEFAULT SWAP	EX 20/JUN/2028	800,000	VM	—	(11,563)
OVERNIGHT INDEX SWAP	EX 16/JUN/2051	5,000,000	OIS	—	2,538,901
OVERNIGHT INDEX SWAP	EX 16/JUN/2051	5,000,000	VM	—	(2,538,901)
CREDIT INDEX SWAP	EX 20/DEC/2028	100,000	CDX	—	573
CREDIT INDEX SWAP	EX 20/DEC/2028	100,000	VM	—	(573)
CREDIT DEFAULT SWAP	EX 20/JUN/2028	300,000	CDS	—	4,177
CREDIT DEFAULT SWAP	EX 20/JUN/2028	300,000	VM	—	(4,177)
OVERNIGHT INDEX SWAP	EX 26/JUN/2053	4,100,000	OIS	—	1,506,623
OVERNIGHT INDEX SWAP	EX 26/JUN/2053	4,100,000	VM	—	(1,506,623)
CREDIT DEFAULT SWAP	EX 20/JUN/2026	100,000	CDS	—	445
CREDIT DEFAULT SWAP	EX 20/JUN/2026	100,000	VM	—	(445)
OVERNIGHT INDEX SWAP	EX 26/JUN/2053	4,100,000	OIS	—	1,520,387
OVERNIGHT INDEX SWAP	EX 26/JUN/2053	4,100,000	VM	—	(1,520,387)
CREDIT DEFAULT SWAP	EX 20/DEC/2028	200,000	CDS	—	3,258
CREDIT DEFAULT SWAP	EX 20/DEC/2028	200,000	VM	—	(3,258)
OVERNIGHT INDEX SWAP	EX 15/DEC/2051	400,000	OIS	—	157,424
OVERNIGHT INDEX SWAP	EX 15/DEC/2051	400,000	VM	—	(157,424)
CREDIT DEFAULT SWAP	EX 20/DEC/2027	700,000	CDS	—	8,630
CREDIT DEFAULT SWAP	EX 20/DEC/2027	700,000	VM	—	(8,630)
OVERNIGHT INDEX SWAP	EX 20/DEC/2033	1,250,000	OIS	—	14,936
OVERNIGHT INDEX SWAP	EX 20/DEC/2033	1,250,000	VM	—	(14,936)
OVERNIGHT INDEX SWAP	EX 20/JUN/2048	6,700,000	OIS	—	1,941,720
OVERNIGHT INDEX SWAP	EX 20/JUN/2048	6,700,000	VM	—	(1,941,720)
CREDIT DEFAULT SWAP	EX 20/DEC/2028	1,000,000	CDS	—	109,183
CREDIT DEFAULT SWAP	EX 20/DEC/2028	1,000,000	VM	—	(109,183)
OVERNIGHT INDEX SWAP	EX 15/JUN/2032	13,770,000	OIS	—	1,446,261
OVERNIGHT INDEX SWAP	EX 15/JUN/2032	13,770,000	VM	—	(1,446,261)
OVERNIGHT INDEX SWAP	EX 09/JUN/2041	8,470,000	OIS	—	3,037,117
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

OVERNIGHT INDEX SWAP	EX 09/JUN/2041	8,470,000	VM	—	(3,037,117)
OVERNIGHT INDEX SWAP	EX 30/JUN/2053	9,700,000	OIS	—	3,527,396
OVERNIGHT INDEX SWAP	EX 30/JUN/2053	9,700,000	VM	—	(3,527,396)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	2,200,000	OIS	—	250,228
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	2,200,000	VM	—	(250,228)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	200,000	OIS	—	22,748
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	200,000	VM	—	(22,748)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	300,000	OIS	—	34,122
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	300,000	VM	—	(34,122)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	400,000	OIS	—	45,496
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	400,000	VM	—	(45,496)
CREDIT INDEX SWAP	EX 20/DEC/2028	200,000	CDX	—	1,147
CREDIT INDEX SWAP	EX 20/DEC/2028	200,000	VM	—	(1,147)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	200,000	OIS	—	22,748
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	200,000	VM	—	(22,748)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	500,000	OIS	—	56,870
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	500,000	VM	—	(56,870)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	400,000	OIS	—	45,496
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	400,000	VM	—	(45,496)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	200,000	OIS	—	22,748
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	200,000	VM	—	(22,748)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	300,000	OIS	—	34,122
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	300,000	VM	—	(34,122)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	600,000	OIS	—	68,244
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	600,000	VM	—	(68,244)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	300,000	OIS	—	34,122
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	300,000	VM	—	(34,122)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	300,000	OIS	—	34,122
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	300,000	VM	—	(34,122)
OVERNIGHT INDEX SWAP	EX 18/DEC/2054	1,580,000	OIS	—	180,150
OVERNIGHT INDEX SWAP	EX 18/DEC/2054	1,580,000	VM	—	(180,150)
CREDIT INDEX SWAP	EX 20/JUN/2030	900,000	CDX	—	20,185
CREDIT INDEX SWAP	EX 20/JUN/2030	900,000	VM	—	(20,185)
CREDIT INDEX SWAP	EX 20/JUN/2030	3,700,000	CDX	—	82,981
CREDIT INDEX SWAP	EX 20/JUN/2030	3,700,000	VM	—	(82,981)
CREDIT INDEX SWAP	EX 20/JUN/2030	1,800,000	CDX	—	40,369
CREDIT INDEX SWAP	EX 20/JUN/2030	1,800,000	VM	—	(40,369)
CREDIT INDEX SWAP	EX 20/JUN/2030	900,000	CDX	—	20,185
CREDIT INDEX SWAP	EX 20/JUN/2030	900,000	VM	—	(20,185)
CREDIT DEFAULT SWAP	EX 20/DEC/2030	600,000	CDS	—	9,495
CREDIT DEFAULT SWAP	EX 20/DEC/2030	600,000	VM	—	(9,495)
CREDIT INDEX SWAP	EX 20/DEC/2030	3,700,000	CDX	—	83,782
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

CREDIT INDEX SWAP	EX 20/DEC/2030	3,700,000	VM	—	(83,782)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,500,000	CDX	—	33,966
CREDIT INDEX SWAP	EX 20/DEC/2030	1,500,000	VM	—	(33,966)
CREDIT INDEX SWAP	EX 20/DEC/2030	2,300,000	CDX	—	52,081
CREDIT INDEX SWAP	EX 20/DEC/2030	2,300,000	VM	—	(52,081)
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	CDX	—	15,851
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	VM	—	(15,851)
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	CDX	—	15,851
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	VM	—	(15,851)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	CDX	—	36,230
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	VM	—	(36,230)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,300,000	CDX	—	29,437
CREDIT INDEX SWAP	EX 20/DEC/2030	1,300,000	VM	—	(29,437)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	CDX	—	36,230
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	VM	—	(36,230)
CREDIT INDEX SWAP	EX 20/DEC/2030	3,800,000	CDX	—	86,046
CREDIT INDEX SWAP	EX 20/DEC/2030	3,800,000	VM	—	(86,046)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	CDX	—	36,230
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	VM	—	(36,230)
CREDIT INDEX SWAP	EX 20/DEC/2030	3,000,000	CDX	—	67,931
CREDIT INDEX SWAP	EX 20/DEC/2030	3,000,000	VM	—	(67,931)
CREDIT INDEX SWAP	EX 20/DEC/2030	2,400,000	CDX	—	54,345
CREDIT INDEX SWAP	EX 20/DEC/2030	2,400,000	VM	—	(54,345)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,100,000	CDX	—	24,908
CREDIT INDEX SWAP	EX 20/DEC/2030	1,100,000	VM	—	(24,908)
CREDIT INDEX SWAP	EX 20/DEC/2030	2,300,000	CDX	—	52,081
CREDIT INDEX SWAP	EX 20/DEC/2030	2,300,000	VM	—	(52,081)
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	CDX	—	15,851
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	VM	—	(15,851)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,100,000	CDX	—	24,908
CREDIT INDEX SWAP	EX 20/DEC/2030	1,100,000	VM	—	(24,908)
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	CDX	—	15,851
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	VM	—	(15,851)
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	CDX	—	15,851
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	VM	—	(15,851)
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	CDX	—	15,851
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	VM	—	(15,851)
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	CDX	—	15,851
CREDIT INDEX SWAP	EX 20/DEC/2030	700,000	VM	—	(15,851)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,200,000	CDX	—	27,172
CREDIT INDEX SWAP	EX 20/DEC/2030	1,200,000	VM	—	(27,172)
CREDIT INDEX SWAP	EX 20/DEC/2030	600,000	CDX	—	13,586
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

CREDIT INDEX SWAP	EX 20/DEC/2030	600,000	VM	—	(13,586)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	CDX	—	36,230
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	VM	—	(36,230)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	CDX	—	36,230
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	VM	—	(36,230)
CREDIT INDEX SWAP	EX 20/DEC/2030	900,000	CDX	—	20,379
CREDIT INDEX SWAP	EX 20/DEC/2030	900,000	VM	—	(20,379)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	CDX	—	36,230
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	VM	—	(36,230)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,200,000	CDX	—	27,172
CREDIT INDEX SWAP	EX 20/DEC/2030	1,200,000	VM	—	(27,172)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	CDX	—	36,230
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	VM	—	(36,230)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,200,000	CDX	—	27,172
CREDIT INDEX SWAP	EX 20/DEC/2030	1,200,000	VM	—	(27,172)
CREDIT INDEX SWAP	EX 20/DEC/2030	2,200,000	CDX	—	49,816
CREDIT INDEX SWAP	EX 20/DEC/2030	2,200,000	VM	—	(49,816)
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	CDX	—	18,115
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	VM	—	(18,115)
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	400,000	OIS	—	4,334
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	400,000	VM	—	(4,334)
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	500,000	OIS	—	3,058
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	500,000	VM	—	(3,058)
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	400,000	OIS	—	1,975
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	400,000	VM	—	(1,975)
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	350,000	OIS	—	1,728
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	350,000	VM	—	(1,728)
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	CDX	—	18,115
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	VM	—	(18,115)
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	CDX	—	18,115
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	VM	—	(18,115)
CREDIT INDEX SWAP	EX 20/DEC/2030	4,800,000	CDX	—	108,690
CREDIT INDEX SWAP	EX 20/DEC/2030	4,800,000	VM	—	(108,690)
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	CDX	—	36,230
CREDIT INDEX SWAP	EX 20/DEC/2030	1,600,000	VM	—	(36,230)
CREDIT INDEX SWAP	EX 20/DEC/2030	200,000	CDX	—	4,529
CREDIT INDEX SWAP	EX 20/DEC/2030	200,000	VM	—	(4,529)
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	CDX	—	18,115
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	VM	—	(18,115)
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	CDX	—	18,115
CREDIT INDEX SWAP	EX 20/DEC/2030	800,000	VM	—	(18,115)
INFLATION SWAP	EX 24/FEB/2031	1,000,000	ILS	—	238,144
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

INFLATION SWAP	EX 24/FEB/2031	1,000,000	VM	—	(238,144)
INFLATION SWAP	EX 24/FEB/2031	900,000	ILS	—	214,329
INFLATION SWAP	EX 24/FEB/2031	900,000	VM	—	(214,329)
INFLATION SWAP	EX 26/FEB/2026	2,000,000	ILS	—	480,496
INFLATION SWAP	EX 26/FEB/2026	2,000,000	VM	—	(480,496)
INFLATION SWAP	EX 05/MAR/2026	2,400,000	ILS	—	574,054
INFLATION SWAP	EX 05/MAR/2026	2,400,000	VM	—	(574,054)
INFLATION SWAP	EX 13/MAY/2026	2,000,000	ILS	—	460,117
INFLATION SWAP	EX 13/MAY/2026	2,000,000	VM	—	(460,117)
INFLATION SWAP	EX 14/MAY/2026	800,000	ILS	—	183,808
INFLATION SWAP	EX 14/MAY/2026	800,000	VM	—	(183,808)
INFLATION SWAP	EX 26/AUG/2028	1,600,000	ILS	—	310,091
INFLATION SWAP	EX 26/AUG/2028	1,600,000	VM	—	(310,091)
INFLATION SWAP	EX 10/SEP/2028	500,000	ILS	—	93,869
INFLATION SWAP	EX 10/SEP/2028	500,000	VM	—	(93,869)
INFLATION SWAP	EX 15/MAY/2027	1,000,000	ILS	—	147,233
INFLATION SWAP	EX 15/MAY/2027	1,000,000	VM	—	(147,233)
INTEREST RATE SWAP	EX 04/NOV/2052	1,300,000	IRS	—	855,700
INTEREST RATE SWAP	EX 04/NOV/2052	1,300,000	VM	—	(855,700)
INTEREST RATE SWAP	EX 04/NOV/2052	1,200,000	IRS	—	791,167
INTEREST RATE SWAP	EX 04/NOV/2052	1,200,000	VM	—	(791,167)
INTEREST RATE SWAP	EX 08/NOV/2052	1,490,000	IRS	—	980,319
INTEREST RATE SWAP	EX 08/NOV/2052	1,490,000	VM	—	(980,319)
INTEREST RATE SWAP	EX 08/NOV/2052	810,000	IRS	—	532,925
INTEREST RATE SWAP	EX 08/NOV/2052	810,000	VM	—	(532,925)
OVERNIGHT INDEX SWAP	EX 13/FEB/2054	3,400,000	OIS	—	744,677
OVERNIGHT INDEX SWAP	EX 13/FEB/2054	3,400,000	VM	—	(744,677)
OVERNIGHT INDEX SWAP	EX 13/FEB/2054	100,000	OIS	—	21,902
OVERNIGHT INDEX SWAP	EX 13/FEB/2054	100,000	VM	—	(21,902)
OVERNIGHT INDEX SWAP	EX 13/FEB/2054	1,330,000	OIS	—	291,300
OVERNIGHT INDEX SWAP	EX 13/FEB/2054	1,330,000	VM	—	(291,300)
OVERNIGHT INDEX SWAP	EX 13/FEB/2054	1,070,000	OIS	—	234,354
OVERNIGHT INDEX SWAP	EX 13/FEB/2054	1,070,000	VM	—	(234,354)
INTEREST RATE SWAP	EX 15/AUG/2032	4,900,000	IRS	—	73,820
INTEREST RATE SWAP	EX 15/AUG/2032	4,900,000	VM	—	(73,820)
INFLATION SWAP	EX 15/APR/2053	700,000	ILS	—	51,289
INFLATION SWAP	EX 15/APR/2053	700,000	VM	—	(51,289)
INFLATION SWAP	EX 15/SEP/2053	200,000	ILS	—	21,345
INFLATION SWAP	EX 15/SEP/2053	200,000	VM	—	(21,345)
INFLATION SWAP	EX 15/OCT/2053	100,000	ILS	—	10,116
INFLATION SWAP	EX 15/OCT/2053	100,000	VM	—	(10,116)
INFLATION SWAP	EX 15/SEP/2053	100,000	ILS	—	10,672
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

INFLATION SWAP	EX 15/SEP/2053	100,000	VM	—	(10,672)
INFLATION SWAP	EX 15/OCT/2053	300,000	ILS	—	30,347
INFLATION SWAP	EX 15/OCT/2053	300,000	VM	—	(30,347)
INFLATION SWAP	EX 15/OCT/2053	200,000	ILS	—	17,057
INFLATION SWAP	EX 15/OCT/2053	200,000	VM	—	(17,057)
OVERNIGHT INDEX SWAP	EX 15/NOV/2053	1,930,000	OIS	—	694,867
OVERNIGHT INDEX SWAP	EX 15/NOV/2053	1,930,000	VM	—	(694,867)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	1,100,000	OIS	—	125,114
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	1,100,000	VM	—	(125,114)
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	1,000,000	OIS	—	113,740
OVERNIGHT INDEX SWAP	EX 20/JUN/2054	1,000,000	VM	—	(113,740)
INFLATION SWAP	EX 15/AUG/2034	700,000	ILS	—	10,768
INFLATION SWAP	EX 15/AUG/2034	700,000	VM	—	(10,768)
INFLATION SWAP	EX 15/AUG/2034	800,000	ILS	—	12,306
INFLATION SWAP	EX 15/AUG/2034	800,000	VM	—	(12,306)
INFLATION SWAP	EX 15/AUG/2034	600,000	ILS	—	9,229
INFLATION SWAP	EX 15/AUG/2034	600,000	VM	—	(9,229)
INFLATION SWAP	EX 15/SEP/2034	1,100,000	ILS	—	16,698
INFLATION SWAP	EX 15/SEP/2034	1,100,000	VM	—	(16,698)
INFLATION SWAP	EX 15/SEP/2034	300,000	ILS	—	4,557
INFLATION SWAP	EX 15/SEP/2034	300,000	VM	—	(4,557)
OVERNIGHT INDEX SWAP	EX 19/MAR/2055	4,700,000	OIS	—	736,672
OVERNIGHT INDEX SWAP	EX 19/MAR/2055	4,700,000	VM	—	(736,672)
OVERNIGHT INDEX SWAP	EX 18/JUN/2034	1,800,000	OIS	—	59,933
OVERNIGHT INDEX SWAP	EX 18/JUN/2034	1,800,000	VM	—	(59,933)
OVERNIGHT INDEX SWAP	EX 18/JUN/2034	4,150,000	OIS	—	138,179
OVERNIGHT INDEX SWAP	EX 18/JUN/2034	4,150,000	VM	—	(138,179)
INFLATION SWAP	EX 15/JUN/2027	6,700,000	ILS	—	81,175
INFLATION SWAP	EX 15/JUN/2027	6,700,000	VM	—	(81,175)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	750,000	OIS	—	4,752
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	750,000	VM	—	(4,752)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	750,000	OIS	—	4,752
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	750,000	VM	—	(4,752)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	1,700,000	OIS	—	10,771
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	1,700,000	VM	—	(10,771)
INTEREST RATE SWAP	EX 18/MAR/2056	750,000	IRS	—	44,660
INTEREST RATE SWAP	EX 18/MAR/2056	750,000	VM	—	(44,660)
INTEREST RATE SWAP	EX 18/MAR/2056	760,000	IRS	—	45,255
INTEREST RATE SWAP	EX 18/MAR/2056	760,000	VM	—	(45,255)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	400,000	OIS	—	2,534
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	400,000	VM	—	(2,534)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	400,000	OIS	—	2,534
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

OVERNIGHT INDEX SWAP	EX 17/SEP/2030	400,000	VM	—	(2,534)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	400,000	OIS	—	2,534
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	400,000	VM	—	(2,534)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	400,000	OIS	—	2,534
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	400,000	VM	—	(2,534)
INTEREST RATE SWAP	EX 18/MAR/2056	649,000	IRS	—	38,646
INTEREST RATE SWAP	EX 18/MAR/2056	649,000	VM	—	(38,646)
INTEREST RATE SWAP	EX 18/MAR/2056	1,000	IRS	—	60
INTEREST RATE SWAP	EX 18/MAR/2056	1,000	VM	—	(60)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	3,050,000	OIS	—	19,325
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	3,050,000	VM	—	(19,325)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	3,050,000	OIS	—	19,325
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	3,050,000	VM	—	(19,325)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	3,050,000	OIS	—	19,325
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	3,050,000	VM	—	(19,325)
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	3,050,000	OIS	—	19,325
OVERNIGHT INDEX SWAP	EX 17/SEP/2030	3,050,000	VM	—	(19,325)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	2,000,000	OIS	—	8,924
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	2,000,000	VM	—	(8,924)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,980,100	OIS	—	8,835
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,980,100	VM	—	(8,835)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,982,800	OIS	—	8,847
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,982,800	VM	—	(8,847)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,671,300	OIS	—	7,457
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,671,300	VM	—	(7,457)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,300,000	OIS	—	5,801
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,300,000	VM	—	(5,801)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,300,000	OIS	—	5,801
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,300,000	VM	—	(5,801)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,300,000	OIS	—	5,801
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,300,000	VM	—	(5,801)
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	100,000	OIS	—	1,084
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	100,000	VM	—	(1,084)
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	100,000	OIS	—	612
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	100,000	VM	—	(612)
OVERNIGHT INDEX SWAP	EX 15/NOV/2053	1,100,000	OIS	—	31,894
OVERNIGHT INDEX SWAP	EX 15/NOV/2053	1,100,000	VM	—	(31,894)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,600,000	OIS	—	1,907
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,600,000	VM	—	(1,907)
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	100,000	OIS	—	494
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	100,000	VM	—	(494)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	2,000,000	OIS	—	2,384
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

OVERNIGHT INDEX SWAP	EX 31/MAY/2030	2,000,000	VM	—	(2,384)
OVERNIGHT INDEX SWAP	EX 15/NOV/2053	1,015,500	OIS	—	18,658
OVERNIGHT INDEX SWAP	EX 15/NOV/2053	1,015,500	VM	—	(18,658)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,607,700	OIS	—	1,916
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,607,700	VM	—	(1,916)
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	111,000	OIS	—	548
OVERNIGHT INDEX SWAP	EX 15/AUG/2035	111,000	VM	—	(548)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,300,000	OIS	—	1,550
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,300,000	VM	—	(1,550)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,364,000	OIS	—	1,626
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,364,000	VM	—	(1,626)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,600,000	OIS	—	1,907
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	1,600,000	VM	—	(1,907)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	2,516,000	OIS	—	2,999
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	2,516,000	VM	—	(2,999)
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	3,213,600	OIS	—	3,831
OVERNIGHT INDEX SWAP	EX 31/MAY/2030	3,213,600	VM	—	(3,831)
CREDIT DEFAULT SWAP	EX 17/AUG/2061	400,000	CDS	—	2,438
CREDIT DEFAULT SWAP	EX 20/DEC/2026	200,000	CDS	—	1,364
CREDIT DEFAULT SWAP	EX 20/DEC/2028	300,000	CDS	—	3,957
CREDIT DEFAULT SWAP	EX 20/JUN/2026	100,000	CDS	—	365
CREDIT DEFAULT SWAP	EX 20/JUN/2027	100,000	CDS	—	919
CREDIT DEFAULT SWAP	EX 20/JUN/2028	100,000	CDS	—	1,237
CREDIT INDEX SWAP	EX 20/JUN/2030	800,000	CDX	—	17,942
CREDIT INDEX SWAP	EX 20/JUN/2030	1,700,000	CDX	—	38,127
CREDIT INDEX SWAP	EX 20/JUN/2030	2,500,000	CDX	—	56,068
OVERNIGHT INDEX SWAP	EX 14/SEP/2028	255,000,000	OIS	—	62,282
OVERNIGHT INDEX SWAP	EX 15/DEC/2031	278,000,000	OIS	—	108,453
OVERNIGHT INDEX SWAP	EX 18/MAR/2031	7,200,000	OIS	—	37,331
OVERNIGHT INDEX SWAP	EX 20/MAR/2028	6,120,000	OIS	—	807
OVERNIGHT INDEX SWAP	EX 20/SEP/2027	23,000,000	OIS	—	2,091
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.17		—	2,449
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.27		—	3,349
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.29		—	1,643
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.39		—	3,094
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.38		—	1,514
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.30		—	4,672
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.34		—	1,872
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.50		—	5,319
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.47		—	2,845
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.53		—	1,205
FORWARD CURRENCY CONTRACTS	TWD RATE:	30.63		—	1,692
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

FORWARD CURRENCY CONTRACTS	TWD RATE:	31.35	—	25
FORWARD CURRENCY CONTRACTS	TWD RATE:	31.06	—	775
FORWARD CURRENCY CONTRACTS	TWD RATE:	31.12	—	704
FORWARD CURRENCY CONTRACTS	TWD RATE:	31.45	—	31
FORWARD CURRENCY CONTRACTS	TWD RATE:	31.44	—	1
FORWARD CURRENCY CONTRACTS	TWD RATE:	31.65	—	255
FORWARD CURRENCY CONTRACTS	TWD RATE:	31.67	—	590
FORWARD CURRENCY CONTRACTS	PLN RATE:	3.66	—	3,232
FORWARD CURRENCY CONTRACTS	PLN RATE:	3.68	—	3,607
FORWARD CURRENCY CONTRACTS	PLN RATE:	3.65	—	2,680
FORWARD CURRENCY CONTRACTS	PLN RATE:	3.64	—	2,912
FORWARD CURRENCY CONTRACTS	PLN RATE:	3.60	—	118
FORWARD CURRENCY CONTRACTS	MXN RATE:	18.55	—	11,956
FORWARD CURRENCY CONTRACTS	MXN RATE:	18.49	—	5,866
FORWARD CURRENCY CONTRACTS	MXN RATE:	18.56	—	848
FORWARD CURRENCY CONTRACTS	MXN RATE:	18.52	—	4,687
FORWARD CURRENCY CONTRACTS	MXN RATE:	18.41	—	581
FORWARD CURRENCY CONTRACTS	MXN RATE:	18.43	—	4,457
FORWARD CURRENCY CONTRACTS	INR RATE:	89.11	—	535
FORWARD CURRENCY CONTRACTS	INR RATE:	90.31	—	48
FORWARD CURRENCY CONTRACTS	INR RATE:	90.34	—	494
FORWARD CURRENCY CONTRACTS	INR RATE:	90.55	—	85
FORWARD CURRENCY CONTRACTS	INR RATE:	90.82	—	160
FORWARD CURRENCY CONTRACTS	INR RATE:	90.33	—	54
FORWARD CURRENCY CONTRACTS	INR RATE:	90.14	—	13
FORWARD CURRENCY CONTRACTS	THB RATE:	32.33	—	1
FORWARD CURRENCY CONTRACTS	THB RATE:	31.84	—	243
FORWARD CURRENCY CONTRACTS	ZAR RATE:	17.42	—	1,335
FORWARD CURRENCY CONTRACTS	ZAR RATE:	17.39	—	1,259
FORWARD CURRENCY CONTRACTS	ZAR RATE:	17.32	—	661
FORWARD CURRENCY CONTRACTS	ZAR RATE:	17.24	—	542
FORWARD CURRENCY CONTRACTS	ZAR RATE:	17.20	—	679
FORWARD CURRENCY CONTRACTS	ZAR RATE:	16.81	—	1,415
FORWARD CURRENCY CONTRACTS	ZAR RATE:	16.73	—	895
FORWARD CURRENCY CONTRACTS	GBP RATE:	0.76	—	9,773
FORWARD CURRENCY CONTRACTS	JPY RATE:	155.49	—	25,468
FORWARD CURRENCY CONTRACTS	JPY RATE:	155.64	—	30,373
FORWARD CURRENCY CONTRACTS	JPY RATE:	155.76	—	1,134
FORWARD CURRENCY CONTRACTS	JPY RATE:	155.92	—	966
FORWARD CURRENCY CONTRACTS	JPY RATE:	155.44	—	531
FORWARD CURRENCY CONTRACTS	JPY RATE:	155.70	—	—
FORWARD CURRENCY CONTRACTS	JPY RATE:	155.12	—	608
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

FORWARD CURRENCY CONTRACTS	JPY RATE:	155.96	—	49
FORWARD CURRENCY CONTRACTS	JPY RATE:	156.57	—	10
FORWARD CURRENCY CONTRACTS	CHF RATE:	0.80	—	912
FORWARD CURRENCY CONTRACTS	CHF RATE:	0.79	—	80
FORWARD CURRENCY CONTRACTS	BRL RATE:	5.50	—	62
FORWARD CURRENCY CONTRACTS	IDR RATE:	16,722.00	—	31
FORWARD CURRENCY CONTRACTS	IDR RATE:	16,726.90	—	22
FORWARD CURRENCY CONTRACTS	CNY RATE:	7.05	—	553
FORWARD CURRENCY CONTRACTS	CNY RATE:	7.04	—	364
FORWARD CURRENCY CONTRACTS	CNY RATE:	7.03	—	147
FORWARD CURRENCY CONTRACTS	CNY RATE:	7.02	—	106
FORWARD CURRENCY CONTRACTS	CNY RATE:	6.99	—	8
FORWARD CURRENCY CONTRACTS	KRW RATE:	1,468.95	—	1,565
FORWARD CURRENCY CONTRACTS	KRW RATE:	1,467.89	—	1,594
FORWARD CURRENCY CONTRACTS	KRW RATE:	1,469.53	—	923
FORWARD CURRENCY CONTRACTS	KRW RATE:	1,431.13	—	454
FORWARD CURRENCY CONTRACTS	NZD RATE:	1.73	—	698
FORWARD CURRENCY CONTRACTS	NZD RATE:	1.72	—	420
FORWARD CURRENCY CONTRACTS	ILS RATE:	3.21	—	185
FORWARD CURRENCY CONTRACTS	ILS RATE:	3.19	—	57
FORWARD CURRENCY CONTRACTS	ILS RATE:	3.17	—	156
SPOT CURRENCY CONTRACTS	ZAR RATE:	16.62	—	129
SPOT CURRENCY CONTRACTS	ZAR RATE:	16.57	—	2
SPOT CURRENCY CONTRACTS	ZAR RATE:	16.60	—	18
SPOT CURRENCY CONTRACTS	ZAR RATE:	16.55	—	121
SPOT CURRENCY CONTRACTS	GBP RATE:	0.74	—	221
SPOT CURRENCY CONTRACTS	NZD RATE:	1.73	—	72
SPOT CURRENCY CONTRACTS	ILS RATE:	3.18	—	162

TOTAL DERIVATIVES RECEIVABLE			—	468,317

COLLECTIVE INVESTMENT FUNDS:
BLCKRCK DEVELOPED REAL	18,559,966 UNITS	—	245,819,323
BLCKRCK EAFE EQUITY	246,959,615 UNITS	—	4,463,943,215
BLCKRCK EAFE SMALL CAP	25,788,710 UNITS	—	410,239,066
BLCKRCK EMER MARKETS	108,758,586 UNITS	—	1,602,775,279
BLCKRCK EQUITY INDEX	532,315,164 UNITS	—	15,509,534,613
BLCKRCK RUSSELL GROWTH 1000	139,638,521 UNITS	—	5,179,234,647
BLCKRCK RUSSELL VALUE 1000	92,531,374 UNITS	—	1,926,512,461
BLCKRCK RUSSELL 2000	80,147,860 UNITS	—	1,432,017,848
BLCKRCK SHORT-TERM	75,689,050 UNITS	—	75,689,050
JPMORGAN CHASE 401(k) SAVINGS PLAN
PLAN NUMBER: 002 – EIN: 13-4994650
SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025
(IRS FORM 5500 – SCHEDULE H – PART IV – LINE 4I)

	BLCKRCK U.S. DEBT	266,872,043 UNITS				—	3,102,681,058
	BLCKRCK U.S. TIPS U/A	9,402,834 UNITS				—	118,343,134
*	JPMCB EMBI GLOBAL FUND	5,427,541 UNITS				—	115,443,793
*	JPMCB CORE BOND FUND	30,942,559 UNITS				—	707,656,320
*	JPMCB LIQUIDITY	103,936,897 UNITS				—	103,936,897
	SSGA S&P MIDCAP INDEX	16,876,851 UNITS				—	2,635,472,117

	TOTAL COLLECTIVE INVESTMENT FUNDS					—	37,629,298,821

	SUBTOTAL INVESTMENTS AT FAIR VALUE					—	57,423,253,583

SYNTHETIC GUARANTEED INVESTMENT CONTRACTS:
*	JPMAM/VOYA CONTRACT MCA	CONTRACT:	3.51%			—	16,129,437
*	JPMAM/PRUD'L CONTRACT	CONTRACT:	3.57%			—	15,715,204
*	JPMAM/METLIFE GAC	CONTRACT:	3.57%			—	15,334,283
*	JPMAM/TRANSAMERICA CONTRACT	CONTRACT:	3.52%			—	16,052,405
*	JPMAM/PACIFIC LIFE	CONTRACT:	3.54%			—	15,666,793
*	JPMC INTERMEDT AGGREGATE SEP ACCT	2,267,970,610 UNITS				—	2,189,072,488

	TOTAL SYNTHETIC GUARANTEED INVESTMENT CONTRACTS					—	2,267,970,610

	TOTAL INVESTMENTS					—	59,691,224,193

*	PARTICIPANT NOTES RECEIVABLE	INT RATE:	3.25%	–	10.00%	—	676,249,374

	TOTAL INVESTMENTS INCLUDING NOTES RECEIVABLE FROM PARTICIPANTS					—	60,367,473,567

* PARTY-IN-INTEREST AS DEFINED BY ERISA ** COST INFORMATION NOT REQUIRED FOR PARTICIPANT-DIRECTED INVESTMENTS AND THEREFORE IS NOT INCLUDED.

GLOSSARY OF ACRONYMS
CDS: CREDIT DEFAULT SWAP
CDX: CREDIT INDEX SWAP
FLT: FLOATING/VARIABLE RATE
ILS: INFLATION SWAP
IRS: INTEREST RATE SWAP
OIS: OVERNIGHT INDEX SWAP
VM: VARIATION MARGIN
ZCP: ZERO COUPON